FUTUREFUNDS SERIES ACCOUNT

                Group Flexible Premium Variable Annuity Contracts


                                    issued by


                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                        Telephone: (800) 701-8255 (U.S.)
                       (303) 737-4538 (Greenwood Village)





                       STATEMENT OF ADDITIONAL INFORMATION





         This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated May 1, 2005, which is available without charge by contacting Great-West Life & Annuity Insurance Company at the above address or at the above telephone number.





                                   May 1, 2005

                                TABLE OF CONTENTS


                                                                           Page

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.................B-1
UNDERWRITER.................................................................B-1
FINANCIAL STATEMENTS........................................................B-1

                           CUSTODIAN AND INDEPENDENT
                        REGISTERED PUBLIC ACCOUNTING FIRM

..........A.       Custodian
                  ---------

..........The  assets of FutureFunds  Series  Account (the "Series  Account") are
held by Great-West Life & Annuity Insurance Company ("GWL&A"). The assets of the Series Account are kept physically segregated and held separate and apart from the general account of GWL&A. GWL&A maintains records of all purchases and redemptions of shares of the Eligible Funds. Additional protection for the assets of the Series Account is afforded by a financial institution bond issued to Great-West Lifeco Inc. in the amount of $50 million (Canadian) per occurrence, which covers all officers and employees of GWL&A.

..........B.       Independent Registered Public Accounting Firm
                  ---------------------------------------------

..........The  accounting firm of Deloitte & Touche LLP performs certain auditing services for GWL&A and the Series Account. The principal business address of Deloitte & Touche LLP is 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202-3942.

..........The consolidated financial statements of GWL&A as of December 31, 2004 and 2003 and each of the three years in the period ended December 31, 2004, as well as the financial statements of the Series Account for the years ended December 31, 2004 and 2003, which are included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as set forth in their reports appearing herein and are included in reliance upon such reports given upon such firm as experts in accounting and auditing.

                                   UNDERWRITER

..........The  offering of the Group Contracts is made on a continuous basis by
GWFS Equities, Inc. ("GWFS"), a wholly owned subsidiary of GWL&A. GWFS has received no underwriting commissions in connection with this offering.


                              FINANCIAL STATEMENTS

..........The consolidated financial statements of GWL&A as contained herein should be considered only as bearing upon GWL&A's ability to meet its obligations under the Group Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interest of Participants under the Group Contracts are affected solely by the investment results of the Series Account.

                            GREAT-WEST LIFE & ANNUITY
                                INSURANCE COMPANY


--------------------------------------------------------------------------------

                    FINANCIAL STATEMENTS FOR THE YEARS ENDED
                        DECEMBER 31, 2004, 2003 AND 2002
                            AND REPORT OF INDEPENDENT
                        REGISTERED PUBLIC ACCOUNTING FIRM

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Stockholder of Great-West Life & Annuity Insurance Company:

We have audited the accompanying consolidated balance sheets of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2004. Our audits also included the financial statement schedule listed in the Index at
Item 8. These financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedule, when considered in relation to the basic consolidated financial statements taken as a whole, presents fairly in all material respects the information set forth therein.


/s/Deloitte & Touche LLP
Deloitte & Touche LLP
Denver, Colorado
February 25, 2005




                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2004 AND 2003
                  (Dollars in Thousands, Except Share Amounts)


                                                                                            December 31,
                                                                          --------------------------------------------------
                                                                                   2004                       2003
                                                                          -----------------------    -----------------------
ASSETS

INVESTMENTS:
  Fixed maturities, available-for-sale, at fair value
   (amortized cost $12,909,455 and $12,757,614)                        $           13,215,042     $           13,136,564
  Equity investments, at fair value (cost $591,474
   and $407,797)                                                                     637,434                     427,810
  Mortgage loans on real estate (net of
   allowances of $30,339 and $31,889)                                               1,543,507                  1,893,724
  Policy loans                                                                      3,548,225                  3,389,534
  Short-term investments, available-for-sale (cost
   approximates fair value)                                                           708,801                    852,198

                                                                          -----------------------    -----------------------
         Total Investments                                                         19,653,009                 19,699,830
                                                                          -----------------------    -----------------------

OTHER ASSETS:
  Cash                                                                                110,518                    151,278
  Reinsurance receivable:
   Related party                                                                    1,072,940                  1,345,847
   Other                                                                              260,409                    287,036
  Deferred policy acquisition costs                                                   301,603                    284,866
  Deferred ceding commission                                                           82,648                    285,165
  Investment income due and accrued                                                   159,398                    165,417
  Amounts receivable related to uninsured accident
   and health plan claims (net of allowances of
   $22,938 and $32,329)                                                               144,312                    129,031
  Premiums in course of collection (net of
   allowances of $7,751 and $9,768)                                                    95,627                     85,706
  Deferred income taxes                                                               138,845                    119,971
  Securities pledged to creditors                                                     340,755                    299,521
  Due from GWL&A Financial Inc.                                                        55,915
  Other assets                                                                        494,515                    580,987
SEPARATE ACCOUNT ASSETS                                                            14,155,397                 13,175,480
                                                                          -----------------------    -----------------------

TOTAL ASSETS                                                           $           37,065,891     $           36,610,135
                                                                          =======================    =======================



See notes to consolidated financial statements.




                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2004 AND 2003
                  (Dollars in Thousands, Except Share Amounts)


                                                                                                  December 31,
                                                                                      --------------------------------------
                                                                                            2004                 2003
                                                                                      -----------------    -----------------
LIABILITIES AND STOCKHOLDER'S EQUITY

POLICY BENEFIT LIABILITIES:
  Policy reserves:
   Related party                                                                  $        5,170,447    $       5,640,251
   Other                                                                                  12,771,872           13,009,827
  Policy and contract claims                                                                 360,862              418,930
  Policyholders' funds                                                                       327,409              330,123
  Provision for policyholders' dividends                                                     118,096              127,074
  Undistributed earnings on participating business                                           192,878              177,175
GENERAL LIABILITIES:
  Due to The Great-West Life Assurance Company                                                26,659               30,950
  Due to GWL&A Financial Inc.                                                                194,164              175,691
  Repurchase agreements                                                                      563,247              389,715
  Commercial paper                                                                            95,044               96,432
  Payable under securities lending agreements                                                349,913              317,376
  Other liabilities                                                                          695,542              834,485
SEPARATE ACCOUNT LIABILITIES                                                              14,155,397           13,175,480
                                                                                      -----------------    -----------------
         Total Liabilities                                                                35,021,530           34,723,509
                                                                                      -----------------    -----------------

COMMITMENTS AND CONTINGENCIES

STOCKHOLDER'S EQUITY:
  Preferred stock, $1 par value, 50,000,000 shares
   authorized, 0 shares issued and outstanding
  Common stock, $1 par value; 50,000,000 shares
   authorized; 7,032,000 shares issued and outstanding                                         7,032                7,032
  Additional paid-in capital                                                                 725,935              722,365
  Accumulated other comprehensive income                                                     118,795              127,820
  Retained earnings                                                                        1,192,599            1,029,409
                                                                                      -----------------    -----------------
         Total Stockholder's Equity                                                        2,044,361            1,886,626
                                                                                      -----------------    -----------------

TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                                        $       37,065,891    $      36,610,135
                                                                                      =================    =================




See notes to consolidated financial statements.




                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

                        CONSOLIDATED STATEMENTS OF INCOME
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                (In Thousands)


                                                                                  Year Ended December 31,
                                                                  ---------------------------------------------------------
                                                                        2004                2003                2002
                                                                  -----------------    ----------------    ----------------
REVENUES:
  Premiums:
   Related party (net of premiums ceded totaling                $       (52,134)     $     1,595,357     $        16,715
     $260,445, $815 and $2,046)
   Other (net of premiums ceded totaling
    $428,010, $460,277 and $81,743)                                     625,394              657,540           1,103,380
  Fee income                                                            915,644              840,072             883,562
  Net investment income                                               1,033,307              988,400             919,365
  Net realized gains on investments                                      57,947               39,560              41,626
                                                                  -----------------    ----------------    ----------------
         Total revenues                                               2,580,158            4,120,929           2,964,648
                                                                  -----------------    ----------------    ----------------

BENEFITS AND EXPENSES:
  Life and other policy benefits (net of
    reinsurance recoveries totaling $396,886,
   $410,430 and $50,974)                                                756,227              573,976             936,215
  Increase (decrease) in reserves:
    Related party                                                      (186,972)           1,450,185              15,934
    Other                                                               (69,901)              51,320              55,414
  Interest paid or credited to contractholders                          517,448              514,846             498,549
  Provision for policyholders' share of earnings
    on participating business                                            10,181                1,159               7,790
  Dividends to policyholders                                            108,822               92,118              78,851
                                                                  -----------------    ----------------    ----------------
         Total benefits                                               1,135,805            2,683,604           1,592,753
                                                                  -----------------    ----------------    ----------------

  Commissions                                                           193,943              180,673             185,450
  Operating expenses                                                    740,740              753,336             741,979
  Premium taxes                                                          33,030               31,675              30,714
                                                                  -----------------    ----------------    ----------------
         Total benefits and expenses                                  2,103,518            3,649,288           2,550,896
                                                                  -----------------    ----------------    ----------------

INCOME BEFORE INCOME TAXES                                              476,640              471,641             413,752
PROVISION FOR INCOME TAXES:
  Current                                                               152,028              173,181             126,222
  Deferred                                                               (1,808)             (19,561)              3,993
                                                                  -----------------    ----------------    ----------------
         Total income taxes                                             150,220              153,620             130,215
                                                                  -----------------    ----------------    ----------------

NET INCOME                                                      $       326,420      $       318,021     $       283,537
                                                                  =================    ================    ================




See notes to consolidated financial statements.





                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

                 CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                 (In Thousands)


                                                                                  Accumulated Other
                                                                                   Comprehensive
                                                                                   Income (Loss)
                                                                             ----------- --- ----------
                                                                             Unrealized       Minimum
                                                                Additional     Gains          Pension
                                  Preferred       Common        Paid-in      (Losses) on     Liability       Retained
                                    Stock         Stock         Capital      Securities      Adjustment      Earnings       Total
                                 -----------   -----------    -----------    -----------     ----------    -----------   -----------
BALANCES, JANUARY 1, 2002     $           0  $    7,032    $     712,801  $      76,507   $          0   $   674,134   $  1,470,474
Net income                                                                                                   283,537        283,537
Other comprehensive income                                                       86,993        (12,884)                      74,109
                                                                                                                         -----------
  Total comprehensive income                                                                                                357,646
Dividends                                                                                                   (170,572)      (170,572)
Income tax benefit on stock
   compensation                                                    6,908                                                      6,908
                                 -----------   -----------    -----------    -----------     ----------    -----------   -----------
BALANCES, DECEMBER 31, 2002               0       7,032          719,709        163,500        (12,884)      787,099      1,664,456
Net income                                                                                                   318,021        318,021
Other comprehensive income                                                      (26,369)          3,573                     (22,796)
                                                                                                                         -----------
  Total comprehensive income                                                                                                295,225
Dividends                                                                                                    (75,711)       (75,711)
Income tax benefit on stock
   compensation                                                    2,656                                                      2,656
                                 -----------   -----------    -----------    -----------     ----------    -----------   -----------
BALANCES, DECEMBER 31, 2003               0       7,032          722,365        137,131         (9,311)    1,029,409      1,886,626
Net income                                                                                                   326,420        326,420
Other comprehensive income                                                       (3,585)        (5,440)                      (9,025)
                                                                                                                         -----------
  Total comprehensive income                                                                                                317,395
Dividends                                                                                                   (163,230)     (163,230)
Income tax benefit on stock
   compensation                                                    3,570                                                      3,570
                                 -----------   -----------    -----------    -----------     ----------    -----------   -----------
BALANCES, DECEMBER 31, 2004   $           0  $    7,032    $     725,935  $     133,546   $    (14,751)  $  1,192,599   $  2,044,361
                                 ===========   ===========    ===========    ===========     ==========    ===========   ===========



See notes to consolidated financial statements.



                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                 (In Thousands)


                                                                                 Year Ended December 31,
                                                                  ------------------------------------------------------
                                                                       2004               2003               2002
                                                                  ----------------   ----------------   ----------------
OPERATING ACTIVITIES:
  Net income                                                    $       326,420    $       318,021    $       283,537
  Adjustments to reconcile net income to net
   cash provided by operating activities:
    Earnings allocated to participating
     policyholders                                                       10,181              1,159              7,790
    Amortization of investments                                          28,367            (64,126)           (76,002)
    Net realized gains on investments                                   (57,947)           (39,560)           (41,626)
    Depreciation and amortization                                        93,580             95,542             74,012
    Deferral of acquisition costs                                       (52,693)           (49,245)           (49,763)
    Deferred income taxes                                                (1,808)           (19,561)             3,993
  Changes in assets and liabilities, net of effects from acquisitions:
    Policy benefit liabilities                                         (106,912)           478,066            622,854
    Reinsurance receivable                                               21,352            (71,123)            41,199
    Receivables                                                         (34,056)           (33,621)            89,686
    Other, net                                                           63,437             55,531           (146,172)
                                                                  ----------------   ----------------   ----------------
Net cash (used in) provided by operating activities             $       289,921    $       671,083    $       809,508
                                                                  ----------------   ----------------   ----------------

INVESTING ACTIVITIES:
  Proceeds from sales, maturities and
   redemptions of investments:
   Fixed maturities available-for-sale:
    Sales                                                       $     6,150,160    $     7,852,152    $     5,729,919
    Maturities and redemptions                                        7,465,130          6,033,863          1,456,176
   Mortgage loans on real estate                                        368,734            191,353            213,794
   Equity investments                                                   148,685             86,908              2,798
  Purchases of investments:
   Fixed maturities available-for -sale                             (13,715,370)       (14,128,309)        (7,087,170)
   Mortgage loans on real estate                                        (50,577)           (11,690)            (2,768)
   Equity investments                                                  (323,551)          (369,650)           (29,690)
  Net change in short-term investments                                  143,397           (136,798)          (282,194)
  Acquisitions, net of cash acquired                                                      (128,636)
  Other, net                                                           (124,944)            96,155            (77,769)

                                                                  ----------------   ----------------   ----------------
Net cash provided by (used in) investing activities             $        61,664    $      (514,652)   $       (76,904)
                                                                  ----------------   ----------------   ----------------







                                                                                                          (Continued)



                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002,
                                 (In Thousands)


                                                                        2004                2003                 2002
                                                                  -----------------    ----------------    -----------------
FINANCING ACTIVITIES:
  Contract withdrawals, net of deposits                         $      (296,378)     $      (180,346)    $      (599,724)
  Change in due to The Great-West Life Assurance
   Company                                                               (4,291)              (6,341)             (8,033)
  Change in due to/from GWL&A Financial Inc.                            (37,442)               4,275             (43,415)
  Dividends paid                                                       (163,230)             (75,711)           (170,572)
  Change in bank overdrafts                                             (63,148)              32,068             (41,901)
  Net commercial paper repayments                                        (1,388)                (213)               (401)
  Net repurchase agreements borrowings                                  173,532               66,515              72,311
                                                                  -----------------    ----------------    -----------------
         Net cash used in financing activities                         (392,345)            (159,753)           (791,735)
                                                                  -----------------    ----------------    -----------------

NET DECREASE IN CASH                                                    (40,760)              (3,322)            (59,131)

CASH, BEGINNING OF YEAR                                                 151,278              154,600             213,731
                                                                  -----------------    ----------------    -----------------
CASH, END OF YEAR                                               $       110,518      $       151,278     $       154,600
                                                                  =================    ================    =================

SUPPLEMENTAL DISCLOSURES OF
CASH FLOW INFORMATION
  Cash paid during the year for:
   Income taxes                                                 $       147,287      $       144,273     $       164,863
   Interest                                                              15,220               16,155              16,697




See notes to consolidated financial statements.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)


      1.     ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

       Organization - Great-West Life & Annuity Insurance Company (the "Company") is a direct wholly-owned subsidiary of GWL&A Financial Inc. ("GWL&A Financial"), a holding company formed in 1998. GWL&A Financial is an indirect wholly-owned subsidiary of Great-West Lifeco, Inc. ("Lifeco"). The Company offers a wide range of life insurance, health insurance and retirement and investment products to individuals, businesses and other private and public organizations throughout the United States. The Company is an insurance company domiciled in the State of Colorado, and is subject to regulation by the Colorado Division of Insurance.

       Basis of presentation - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates are required to account for policy reserves, allowances for credit losses, deferred policy acquisition costs and valuation of privately placed fixed maturities. Actual results could differ from those estimates.

       The consolidated financial statements include the accounts of the Company and its subsidiaries. The Company uses the equity method of accounting for investments in which it has more than a minor equity interest or more than minor influence over the entity's operations, but does not have a controlling interest. The Company uses the cost method of accounting for investments in which it has a minor equity interest and virtually no influence over the entity's operations. All material inter-company transactions and balances have been eliminated in consolidation.

       Certain reclassifications have been made to the 2003 and 2002 consolidated financial statements and related notes to conform to the 2004 presentation. These changes in classification had no effect on previously reported stockholder's equity or net income.

       Investments - Investments are reported as follows:

        1. The Company has classified its fixed maturity investments as available-for-sale and carries them at fair value with the net unrealized gains and losses (net of deferred taxes) reported as accumulated other comprehensive income (loss) in stockholder's equity. Net unrealized gains and losses related to participating contract policies are recorded as undistributed earnings on participating business.

              Premiums and discounts are recognized as a component of net investment income using the effective interest method. Realized gains and losses and declines in value determined to be other-than-temporary are included in net realized gains (losses) on investments.

       2. Mortgage loans on real estate are carried at their unpaid balances adjusted for any unamortized premiums or discounts and any allowances for uncollectible accounts. Interest income is accrued on the unpaid principal balance. Discounts and premiums are amortized to net investment income using the effective interest method. Accrual of interest is discontinued on any impaired loans where collection of interest is doubtful.

              The Company maintains an allowance for credit losses at a level that, in management's opinion, is sufficient to absorb credit losses on its impaired loans. Management's judgment is based upon past loss experience, current and projected economic conditions and extensive situational analysis of each individual loan. The measurement of impaired loans is based on the fair value of the collateral.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)


       3. Equity investments are carried at fair value with net unrealized gains and losses (net of deferred taxes) reported as accumulated other comprehensive income (loss) in stockholder's equity. The Company classifies its equity investments not accounted for under the equity method as available-for-sale. The Company uses the equity method of accounting for investments in which it has more than a minority interest, has influence in the entity's operating and financial policies, but does not have a controlling interest. Realized gains and losses and declines in value determined to be other-than-temporary are included in net realized gains on investments.

       4.     Policy loans are carried at their unpaid balances.

       5. Short-term investments include securities purchased with initial maturities of one year or less and are carried at fair value. The Company considers short-term investments to be available-for-sale.

       6. Gains and losses realized on disposal of investments are determined on a specific identification basis.

       7. From time to time, the Company may employ a trading strategy that involves the sale of securities with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. Proceeds of the sale are reinvested in other securities and may enhance the current yield and total return. The difference between the sales price and the future repurchase price is recorded as an adjustment to interest income. During the period between the sale and repurchase, the Company will not be entitled to receive interest and principal payments on the securities sold. Losses may arise from changes in the value of the securities or if the counterparty files for bankruptcy or becomes insolvent. In such cases, the Company's right to repurchase the security may be restricted. Amounts owing to brokers under these arrangements are included in repurchase agreements on the accompanying consolidated balance sheets. At December 31, 2004 and 2003, this liability was $563,247 and $389,715, respectively. The liability is collateralized by securities with approximately the same value.

       Cash - Cash includes only amounts in demand deposit accounts.

       Bank overdrafts - The Company's cash management system provides for the reimbursement of all major bank disbursement accounts on a daily basis. Checks issued but not yet presented to banks for payment frequently result in overdraft balances for accounting purposes and are included in other liabilities in the consolidated balance sheets.

       Internal use software - Capitalized internal use software development costs, net of accumulated depreciation, in the amount of $74,021 and $68,244 are included in other assets at December 31, 2004 and 2003, respectively. The Company capitalized $21,484, $27,882 and $20,091 of internal use software development costs for the years ended December 31, 2004, 2003 and 2002, respectively.

       Deferred policy acquisition costs - Policy acquisition costs, which primarily consist of sales commissions and costs associated with the Company's sales representatives related to the production of new business, have been deferred to the extent recoverable. The recoverability of such costs is dependent upon the future profitability of the related business. These costs are variable in nature and are dependent upon sales volume. Deferred costs associated with the annuity products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits. Deferred costs associated with traditional life insurance are amortized over the premium-paying period of the related policies in proportion to premium revenues recognized. Amortization of deferred policy acquisition costs totaled $40,536, $36,283 and $38,707 in 2004, 2003 and 2002, respectively.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)


       Separate accounts - Separate account assets and related liabilities are carried at fair value. The Company's separate accounts invest in shares of Maxim Series Fund, Inc. an, open-end management investment company, which is an affiliate of the Company, and shares of other non-affiliated mutual funds and government and corporate bonds. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contract holders and, therefore, are not included in the Company's statements of income. Revenues to the Company from the separate accounts consist of contract maintenance fees, administrative fees and mortality and expense risk charges.

       Life insurance and annuity reserves - Life insurance and annuity policy reserves with life contingencies in the amount of $12,115,519 and $12,111,180 at December 31, 2004 and 2003, respectively, are computed on the basis of estimated mortality, investment yield, withdrawals, future maintenance and settlement expenses and retrospective experience rating premium refunds. Annuity contract reserves without life contingencies in the amount of $4,831,428 and $5,157,776 at December 31, 2004 and 2003,
       respectively, are established at the contract holder's account value.

       Reinsurance - Policy reserves and policy and contract claims ceded to other insurance companies are carried as a reinsurance receivable on the consolidated balance sheets. The cost of reinsurance related to long duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies (See Note 5).

       Policy and contract claims - Policy and contract claims include provisions for reported life and health claims in the process of settlement. They are valued in accordance with the terms of the related policies and contracts, as well as provisions for claims incurred and unreported, based primarily on prior experience of the Company.

       Participating fund account - Participating life and annuity policy reserves are $6,290,994 and $6,119,896 at December 31, 2004 and 2003,
       respectively. Participating business approximates 29.2%, 34.3% and 24.8% of the Company's ordinary life insurance in force and 74.3%, 66.4% and 80.2% of ordinary life insurance premium income for the years ended December 31, 2004, 2003 and 2002, respectively.

       The amount of dividends to be paid from undistributed earnings on participating business is determined annually by the Board of Directors. Earnings allocated to participating policyholders are consistent with established Company practice.

       The Company has established a Participating Policyholder Experience Account ("PPEA") for the benefit of all participating policyholders, which is included in the accompanying, consolidated balance sheets. Earnings associated with the operation of the PPEA are credited to the benefit of all participating policyholders. In the event that the assets of the PPEA are insufficient to provide contractually guaranteed benefits, the Company must provide such benefits from its general assets.

       The Company has also established a Participation Fund Account ("PFA") for the benefit of the participating policyholders previously transferred to it from The Great-West Life Assurance Company ("GWL") under an assumption reinsurance transaction. The PFA is part of the PPEA. Earnings derived from the operation of the PFA, net of a management fee paid to the Company, accrue solely for the benefit of the transferred participating policyholders.

       Securities lending - The Company receives collateral for lending securities that are held as part of its investment portfolio. The Company requires collateral in an amount greater than or equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower. The Company's securitized lending transactions are accounted for as collateralized borrowings.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)


       Derivative Financial Instruments - All derivatives, whether designated in hedging relationships or not, are recorded on the consolidated balance sheet at fair value. Accounting for the ongoing changes in the fair value of a derivative depends on the intended use of the derivative and its designation as determined when the derivative contract is entered into. If the derivative is designated as a fair value hedge, the changes in its fair value and of the hedged item attributable to the hedged risk are recognized in earnings. If the derivative is designated as a cash flow hedge, the effective portions of the changes in the fair value of the derivative are recorded in accumulated other comprehensive income on the balance sheet and are recognized in the income statement when the hedged item affects earnings. Changes in the fair value of derivatives not qualifying for hedge accounting and the ineffective portion of cash flow hedges are recognized in net investment income in the period of the change.

       Recognition of premium and fee income and benefits and expenses - Life insurance premiums are recognized when due. Annuity premiums with life contingencies are recognized as received. Accident and health premiums are earned on a monthly pro rata basis. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance, contract administration and surrender fees that have been assessed against the contract account balance during the period and are recognized when earned. Fee income is derived primarily from contracts for claim processing or other administrative services related to uninsured business and from assets under management. Fees from contracts for claim processing or other administrative services are recorded as the services are provided. Fees from assets under management, which consist of contract maintenance fees, administration fees and mortality and expense risk charges, are recognized when due. Benefits and expenses on policies with life contingencies are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for future policy benefit reserves. The average crediting rate on annuity products was approximately 4.3%, 5.2%, and 5.9%, in 2004, 2003 and 2002, respectively.

       Income taxes - Income taxes are recorded using the asset and liability approach, which the recognition of deferred tax assets and liabilities for expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns. In estimating future tax consequences, all expected future events (other than the enactments or changes in the tax laws or rules) are considered. Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized.

       Stock options - The Company applies the intrinsic value measurement approach under Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees" ("APB No. 25") to stock-based compensation awards to employees, as interpreted by AIPCA Accounting Interpretation APB 25 (AIN-APB 25) and amended by Statement of Financial Accounting Standards No. 123, "Accounting for Stock-Based Compensation" ("SFAS No. 123") as it relates to accounting for stock options granted by Lifeco to employees of the Company. Had compensation expense for the Company's stock option plan been determined based upon fair value at the grant dates for awards under the plan in accordance with SFAS No. 123, the Company's net income would have been reduced by $3,352, $3,105 and $2,364 in the years ended December 13, 2004, 2003 and 2002, respectively.

       Regulatory requirements - In accordance with the requirements of the State of Colorado, the Company must demonstrate adequate capital. At December 31, 2004, the Company was in compliance with the requirement (See Note 13).

       At December 31, 2004 and 2003, fixed maturities with carrying values of $60,353 and $63,843, respectively, were on deposit with various insurance regulatory authorities as required by law.

       Application of recent accounting pronouncements - In January 2004, Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN 46R") was reissued by the Financial Accounting Standards Board
       (FASB). FIN 46R addresses consolidation by business enterprises of variable interest entities ("VIE"), which have one or both of the following characteristics: a) insufficient equity investment at

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)

       risk, or b) insufficient control by equity investors. This guidance, as reissued, is effective for VIEs created after January 31, 2003, and for pre-existing VIEs as of March 31, 2004. In conjunction with the issuance of this guidance, the Company conducted a review of its involvement with VIEs and does not have any investments or ownership in VIEs.

       In December 2002, Statement of Financial Accounting Standards No. 148 "Accounting for Stock-Based Compensation - Transition and Disclosure" ("SFAS No. 148") was issued by the FASB. SFAS No. 148 amends the disclosures that a company is required to make in its annual financial statements and requires certain disclosures in interim financial reports. In addition to the disclosures required by SFAS No. 123, a company must disclose additional information as part of its Summary of Significant Policies. These disclosures are required regardless of whether a company is using the intrinsic value method under APB No. 25 or the fair value based method under SFAS No. 123 to account for its stock-based employee compensation. In December 2004, Statement of Financial Accounting Standards No. 123R "Share-Based Payment" ("SFAS No. 123R") was issued by the FASB. SFAS 123R replaces SFAS 123 and supersedes APB No. 25. SFAS 123R requires a company to use the fair value method to account for its stock-based employee compensation and to provide certain other additional disclosures. The Company will adopt the provisions of SFAS 123R on July 1, 2005 and does not expect this statement to have a material effect on the Company's consolidated financial position or results of operations.

       In July 2003, the Accounting Standards Executive Committee (the "AcSEC") of the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). AcSEC developed SOP 03-1 to address the evolution of product designs since the issuance of Statement of Financial Accounting Standards No. 60, "Accounting and Reporting by Insurance Enterprises," and Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." SOP 03-1 provides guidance related to the reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits, such as guaranteed minimum death benefits, and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses certain issues related to the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. SOP 03-1 was effective on January 1, 2004. The adoption of SOP 03-1 did not have a material effect on the Company's consolidated financial position or results of operations.

       In January 2004, FASB issued Emerging Issues Task Force ("EITF") Issue No. 03-1, "The Meaning of Other-Than Temporary Impairment and Its Application to Certain Investments" ("EITF 03-1"). EITF 03-1 provides guidance on the disclosure requirements, which were effective as of December 31, 2003, for other-than-temporary impairments of debt and marketable equity investments that are accounted for under SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities" ("SFAS 115"). EITF 03-1 also included guidance on the measurement and recognition of other-than-temporary impairments of certain investments, which was originally going to be effective during the quarter ended September 30, 2004. However, in response to various concerns raised by financial statement preparers and others, the measurement and recognition provisions of EITF 03-1 were delayed. The staff of the Financial Accounting Standards Board ("FASB") is currently evaluating the guidance of EITF 03-1 in the context of developing implementation guidance for its measurement and recognition provisions. The Company is continuing to evaluate potential other-than-temporary impairments under SFAS 115 and SEC Staff Accounting Bulletin Topic 5-M, "Other Than Temporary Impairment Of Certain Investments In Debt and Equity Securities." Due to the current uncertainty as to the implementation guidance for EITF 03-1 by the FASB staff, the Company is unable to evaluate the impact EITF 03-1 will ultimately have on its financial position or results of operations.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)



2.     ACQUISITIONS AND RELATED TRANSACTIONS

       On July 10, 2003, Lifeco completed its acquisition of Canada Life Financial Corporation ("Canada Life"). Canada Life is a Canadian based holding company that is the owner of insurance companies with businesses principally in Canada, the United Kingdom, the United States and Ireland. On December 31, 2003 Canada Life sold two direct wholly-owned subsidiaries, Canada Life Insurance Company of New York ("CLINY") and Canada Life Insurance Company of America ("CLICA") to the Company for cash in the amount of $235,000. These acquisitions have been accounted for as a "reorganization of businesses under common control" and, accordingly the assets and liabilities of CLICA and CLINY were recorded at Lifeco's cost basis, and the results of operations of CLICA and CLINY from July 10, 2003 through December 31, 2004 are included in the Company's financial statements. CLINY and CLICA sell individual and group insurance and annuity products in the United States. Since the time of its acquisition by Lifeco, Canada Life's insurance and annuity businesses in the United States, including that conducted by its U.S. branch, have been managed by the Company whereby it provides certain corporate and operational administrative services for which it receives a fee.

       The Company recorded, as of December 31, 2003, the following as a result of the acquisition (net of the $235,000 purchase price) of CLICA and
       CLINY:


       Assets                                                  Liabilities and Stockholder's Equity
       ------------------------------------------------------  -------------------------------------------------------
       Fixed maturities                  $       1,937,218     Policy reserves               $          2,991,407
       Equity investments                           23,680     Policyholders' funds                         2,407
       Mortgage loans on real                                  Policy and contract claims                     899
          estate                                 1,146,044     Provision for
       Policy loans                                 13,621       policyholders' dividends                   2,800
       Short-term investments                       65,537     Other liabilities                          439,439
                                                                                                 ---------------------
       Cash                                       (232,803)             Total liabilities               3,436,952
       Investment income                                       Accumulated other
         due and accrued                            32,147       comprehensive income                     (14,433)
       Other assets                                439,864     Retained earnings                            2,789
                                                                                                 ---------------------
                                                               Total stockholder's equity                 (11,644)
                                           ------------------                                    ---------------------
                                         $       3,425,308                                   $          3,425,308
                                           ==================                                    =====================


       The Company's statements of income include the following related to CLICA and CLINY for the period from July 10 to December 31, 2003:

                                                                       Period July 10, 2003
                                                                       to December 31, 2003
                                                                     --------------------------
       Total revenues                                              $            105,868
                                                                     --------------------------
       Benefits                                                                  92,193
       Operating expenses                                                         9,385
                                                                     --------------------------
        Total benefits and expenses                                             101,578

       Income from operations                                                     4,290
       Income taxes                                                               1,501
                                                                     --------------------------
       Net income                                                  $              2,789
                                                                     ==========================

       On August 31, 2003, the Company and The Canada Life Assurance Company ("CLAC"), a wholly owned subsidiary of Canada Life, entered into an Indemnity Reinsurance Agreement pursuant to which the Company reinsured 80% (45% coinsurance and 35% coinsurance with funds withheld) of certain United States life, health and annuity business of CLAC's United States Branch. The Company recorded $1,426,362 in premium income and increase in reserves associated with these policies.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)



       The Company recorded, at fair value, the following at August 31, 2003 as a result of this transaction:


       Assets                                                  Liabilities and Stockholder's Equity
       ------------------------------------------------------  ------------------------------------------------
       Fixed maturities                  $         635,061     Policy reserves              $      2,926,497
       Mortgage loans                              451,725      Policy and contract
       Policy loans                                278,152        claims                              45,229
       Reinsurance receivable                    1,320,636     Policyholders' funds                   65,958
       Deferred ceding
        commissions                                313,364
       Investment income
        due and accrued                             17,280
        Premiums in course of
         collection                                 21,466
                                           ------------------                                 -----------------
                                         $       3,037,684                                  $      3,037,684
                                           ==================                                 =================

       In the third quarter of 2004, the deferred ceding commission asset and certain policy reserve liabilities acquired as part of this reinsurance transaction were both decreased $157,000 based on the Company's final analysis of the policy reserves acquired. CLAC's United States branch had not previously computed policy liabilities under United States GAAP, which required the Company to estimate the amount of liabilities assumed, which was approximately $3,000,000 at September 1, 2003. These adjustments had no material effect on the Company's consolidated financial position or results of operations.

       The reinsurance receivable relates to the amount due to the Company for reserves ceded by coinsurance with funds withheld. The Company's return on this reinsurance receivable will be the interest and other investment returns earned, as defined by the agreement, on a segregated pool of investments of the CLAC's United States branch. Pursuant to an interpretation of Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities" (SFAS No.
       133), as amended, the Company has identified an embedded derivative for its exposure to interest rate and credit risk on the segregated pool of investments. As this embedded derivative does not qualify for hedge accounting, the Company's net income decreased $5,282 and increased $7,387 during the years ended December 31, 2004 and 2003, respectively.

3.     RELATED-PARTY TRANSACTIONS

       The Company performs administrative services for the United States operations of The Great-West Life Assurance Company ("GWL"), a wholly-owned subsidiary of Lifeco. Beginning in 2003, the Company began providing administrative and operational services for the United States operations of Canada Life. Beginning in 2002, the Company began performing investment services for London Reinsurance Group, an indirect subsidiary of GWL. The following table represents revenue from related parties for services provided pursuant to these service agreements. These amounts, in accordance with the terms of the various contracts, are based upon estimated costs incurred (including a profit charge) and resources expended based upon the number of policies, certificates in force and/or administered assets.

                                                                               Year Ended December 31,
                                                                ------------------------------------------------------
                                                                     2004                2003               2002
                                                                ---------------     ---------------    ---------------
      Investment management revenue included in
        net investment income                                $       6,304       $       3,355      $         892
      Administrative and underwriting revenue
        included in operating expenses                               6,427               1,859                860
                                                                ---------------     ---------------    ---------------
      Total                                                  $      12,731       $      5,214       $       1,752
                                                                ===============     ===============    ===============

       At December 31, 2004 and 2003, due to GWL includes $1,321 and $5,612 due on demand and, at each date, $25,338 of a note payable, which matures on October 1, 2006. The note may be prepaid in whole or

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)



       in part at any time without penalty. The issuer may not demand payment before the maturity date. The note payable bears interest at 5.4%.

       At December 31, 2004 due from GWL&A Financial Inc. includes $55,915 due on demand and due to GWL&A Financial includes a surplus note with a face amount and carrying value of $195,000 and $194,164, respectively. At December 31, 2003 due to GWL&A Financial Inc. includes $691 due on demand and a $175,000 subordinated note. The surplus note, which bears interest at the rate of 6.675% per annum, matures on November 14, 2034. On November 15, 2004, GWL&A Financial issued a $175,000 deferrable debenture through an affiliated limited partnership ("Great-West LP") to qualified institutional investors. Also on November 15, 2004, Lifeco and 2023308 Ontario Inc. ("Ontario"), a wholly-owned subsidiary of Lifeco, made equity contributions in the combined amount of $23,000 to Great-West LP. Great-West LP in turn, invested the proceeds from the sale of the deferrable debentures together with a portion of the equity contributions from Lifeco and Ontario in certain junior subordinated deferrable debentures of GWLA Financial. On November 15, 2004, GWL&A Financial used the proceeds from the sale of its junior subordinated deferrable debentures to purchase the surplus note from the Company. On December 16, 2004, the Company used the proceeds from the sale of the surplus note to redeem the $175,000 subordinated note payable to GWL&A Financial and for general corporate purposes. Payments of principal and interest under the surplus note shall be made only out of surplus funds of the Company and only with prior written approval of the Commissioner of Insurance of the State of Colorado when the Commissioner of Insurance is satisfied that the financial condition of the Company warrants such action pursuant to applicable Colorado law. Payments of principal and interest on the surplus note are payable only if at the time of such payment and after giving effect to the making thereof, the Company's surplus would not fall below two and one half times the authorized control level as required by the most recent risk-based capital calculations.

       Interest expense attributable to these related party obligations were $15,189, $14,345 and $14,976 for the years ended December 31, 2004, 2003 and 2002, respectively.

       On February 29, 2004, CLAC recaptured the group life and health business from the Company associated with the original Indemnity Reinsurance Agreement dated August 31, 2003, as discussed in Note 2. The Company recorded an income statement impact of $256,318 of negative premium income and change in reserves associated with these policies. The Company recorded, at fair value, the following at February 29, 2004 as a result of this transaction:


         Assets                                                     Liabilities and Stockholder's Equity
         --------------------------------------------------------   ------------------------------------------------
         Cash                              $         (126,105)      Policy reserves             $        (286,149)
         Reinsurance receivable                      (152,077)       Policy and contract
         Deferred ceding commission                   (29,831)        claims                              (32,755)
         Premiums in course of                                      Policyholders' funds                   (3,982)
           collection                                 (14,873)
                                              -------------------                                  -----------------
                                           $         (322,886)                                  $        (322,886)
                                              ===================                                  =================

  4.   ALLOWANCES ON POLICYHOLDER RECEIVABLES

       Amounts receivable for accident and health plan claims and premiums in the course of collection are generally uncollateralized. Such receivables are from a large number of policyholders dispersed throughout the United States and throughout many industry groups.

       The Company maintains an allowance for credit losses at a level that, in management's opinion, is sufficient to absorb credit losses on amounts receivable related to uninsured accident and health plan claims and premiums in course of collection. Management's judgment is based on past loss experience and current and projected economic conditions.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)


       Activity in the allowance for amounts receivable related to uninsured accident and health plan claims is as follows:

                                                                      2004               2003                2002
                                                                 ---------------     --------------     ---------------
       Balance, beginning of year                              $       32,329      $       42,144     $       53,431
       Amounts acquired by reinsurance                                 (1,859)                                 6,207
       Provisions charged (reversed) to operations                       (517)              1,460             (7,544)
       Amounts written off - net                                       (7,015)            (11,275)            (9,950)
                                                                 ---------------     --------------     ---------------
       Balance, end of year                                    $       22,938      $       32,329     $       42,144
                                                                 ===============     ==============     ===============

       Activity in the allowance for premiums in course of collection is as follows:

                                                                      2004               2003                2002
                                                                 ---------------     --------------     ---------------
       Balance, beginning of year                              $       9,768       $       12,011     $       22,217
       Amounts acquired by reinsurance                                  (300)                                  1,600
       Provisions charged (reversed) to operations                        17                1,889             (5,729)
       Amounts written off - net                                      (1,734)              (4,132)            (6,077)
                                                                 ---------------     --------------     ---------------
       Balance, end of year                                    $       7,751       $        9,768     $       12,011
                                                                 ===============     ==============     ===============

5.     REINSURANCE

       In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and co-insurance contracts. The Company retains a maximum liability of $3,500 of coverage per individual life.

       In addition to the Indemnity Reinsurance Agreement entered into with CLAC (see Note 2), the Great-West Healthcare division of the Company entered into a reinsurance agreement during 2003 with Allianz Risk Transfer (Bermuda) Limited ("Allianz") to cede 90% in 2003 and 75% in 2004 of group health stop-loss and excess loss activity. This Allianz agreement was retroactive to January 1, 2003.

       Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2004 and 2003, the reinsurance receivables had carrying values of $1,333,349 and $1,632,883, respectively.

       The following table summarizes life insurance in force and life and accident/health premiums at, and for the year ended, December 31, 2004:


                                                                                                                Percentage
                                                                                                                 of Amount
                                                      Reinsurance         Reinsurance                             Assumed
                                     Direct              Ceded              Assumed              Net              to Net
                                 ----------------   ----------------    ----------------   ----------------    --------------
      Life insurance in force:
       Individual              $    50,946,388    $    12,925,504     $    14,080,477    $     52,101,361         27.0%
       Group                        48,101,396            501,200           1,142,649          48,742,845          2.3%
                                 ----------------   ----------------    ----------------   ----------------
               Total           $    99,047,784    $    13,426,704     $    15,223,126    $    100,844,206
                                 ================   ================    ================   ================

      Premium income:
       Life insurance          $       347,603    $        54,610     $       128,097    $       421,090          30.4%
       Accident/health                 628,257            377,632            (103,721)           146,904         (70.6)%
                                 ----------------   ----------------    ----------------   ----------------
               Total           $       975,860    $       432,242     $        24,376    $       567,994
                                 ================   ================    ================   ================



                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)


      The following table summarizes life insurance in force and life and accident/health premiums at, and for the year ended,
      December 31, 2003:

                                                                                                               Percentage
                                                                                                                of Amount
                                                      Reinsurance        Reinsurance                             Assumed
                                     Direct              Ceded             Assumed               Net             to Net
                                 ----------------   ----------------    ---------------    ----------------   --------------
      Life insurance in force:
       Individual              $    49,590,015    $     16,483,477    $    18,054,587    $    51,161,125         35.3%
       Group                        49,150,866              18,941         53,570,393        102,702,318         52.2%
                                 ----------------   ----------------    ---------------    ----------------
               Total           $    98,740,881    $     16,502,418    $    71,624,980    $   153,863,443
                                 ================   ================    ===============    ================

      Premium income:
       Life insurance          $       355,791    $         44,118    $     1,301,560    $     1,613,233         80.7%
       Accident/health                 678,516             423,592            321,996            576,920         55.8%
                                 ----------------   ----------------    ---------------    ----------------
               Total           $     1,034,307    $        467,710    $     1,623,556    $     2,190,153
                                 ================   ================    ===============    ================

      The following table summarizes life insurance in force and life and accident/health premiums at, and for the year ended,
      December 31, 2002:

                                                                                                               Percentage
                                                                                                                of Amount
                                                      Reinsurance        Reinsurance                             Assumed
                                     Direct              Ceded             Assumed               Net             to Net
                                 ----------------   ----------------    ---------------    ----------------   --------------
      Life insurance in force:
       Individual              $    43,324,059    $     12,786,783    $     7,280,731    $    37,818,007         19.3%
       Group                        51,385,610                              7,186,698         58,572,308         12.3%
                                 ----------------   ----------------    ---------------    ----------------
               Total           $    94,709,669    $     12,786,783    $    14,467,429    $    96,390,315
                                 ================   ================    ===============    ================

      Premium income:
       Life insurance          $       312,388    $         40,582    $        41,245    $       313,051         13.2%
       Accident/health                 728,972              43,047            128,820            814,745         15.8%
                                 ----------------   ----------------    ---------------    ----------------
               Total           $     1,041,360    $         83,629    $       170,065    $     1,127,796
                                 ================   ================    ===============    ================


6.    NET INVESTMENT INCOME AND NET REALIZED GAINS (LOSSES) ON INVESTMENTS

      The following table summarizes net investment income for the years ended December 31, 2004, 2003 and 2002:

                                                                               Year Ended December 31,
                                                                ------------------------------------------------------
                                                                     2004                2003               2002
                                                                ---------------     ---------------    ---------------
      Investment income:
       Fixed maturities and short-term investments           $       687,329     $       697,209    $       673,825
       Equity investments                                             10,749               4,703              3,272
       Mortgage loans on real estate                                 104,902              85,966             51,440
       Policy loans                                                  203,127             195,633            209,608
       Other                                                          64,916              37,254              5,236
                                                                ---------------     ---------------    ---------------
                                                                   1,071,023           1,020,765            943,381
      Investment expenses, including interest on
       amounts charged by related parties
        of $15,189, $14,345 and $14,976                               37,716              32,365             24,016
                                                                ---------------     ---------------    ---------------
      Net investment income                                  $     1,033,307     $       988,400    $       919,365
                                                                ===============     ===============    ===============



                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)


     The following table summarizes net realized gains on investments for the years ended December 31, 2004, 2003 and 2002:

                                                                               Year Ended December 31,
                                                                ------------------------------------------------------
                                                                     2004                2003               2002
                                                                ---------------     ---------------    ---------------
      Net realized gains:
       Fixed maturities                                      $       34,960      $       26,621     $       33,455
       Equity investments                                             8,040               1,013              1,639
       Real estate and mortgage loans on real
          estate                                                      5,318               2,911              1,493
       Other                                                            (13)
       Provisions for mortgage impairments                            9,642               9,015              5,039
                                                                ---------------     ---------------    ---------------
      Net realized gains on investments                      $       57,947      $       39,560     $       41,626
                                                                ===============     ===============    ===============

7.     SUMMARY OF INVESTMENTS

       The following table summarizes fixed maturities and equity securities available-for-sale at December 31, 2004:

                                                              Gross              Gross             Estimated
                                         Amortized         Unrealized         Unrealized             Fair             Carrying
           Fixed Maturities:               Cost               Gains             Losses               Value              Value
      ----------------------------     --------------     --------------    ----------------     --------------     --------------
      U.S. Government and
       agencies direct
       obligations                  $     3,107,235    $      55,242     $        8,687       $      3,153,790   $     3,153,790
      Obligations of U.S.
       states and their
       subdivisions                       1,197,912           61,951              4,930              1,254,933         1,254,933
      Foreign government                     15,759              276                218                 15,817            15,817
      Corporate debt
       securities                         5,257,149          203,603             43,919              5,416,833         5,416,833
       Mortgage-backed and
       asset-backed
       securities                         3,332,857           65,994             21,634              3,377,217         3,377,217
      Other debt securities                  (1,457)                              2,091                 (3,548)           (3,548)
                                       --------------     --------------    ----------------     --------------     --------------
      Total fixed maturities        $    12,909,455    $     387,066     $       81,479       $     13,215,042   $    13,215,042
                                       ==============     ==============    ================     ==============     ==============
      Total equity
        Investments                 $       591,474    $      47,015     $        1,055       $        637,434   $       637,434
                                       ==============     ==============    ================     ==============     ==============



                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)


     The following table summarizes fixed maturities and equity securities available for sale at December 31, 2003:

                                                              Gross              Gross             Estimated
                                         Amortized         Unrealized         Unrealized             Fair             Carrying
           Fixed Maturities:               Cost               Gains             Losses               Value              Value
      ----------------------------     --------------     --------------    ----------------     --------------     --------------
      U.S. Government and
       Agencies direct
       Obligations                  $     3,146,847    $      72,031     $       20,328       $      3,198,550   $     3,198,550
      Obligations of U.S.
       States and their
       Subdivisions                       1,133,234           79,323              4,204              1,208,353         1,208,353
      Foreign government                     58,211            1,191                940                 58,462            58,462
      Corporate debt
       Securities                         5,392,187          311,640            104,819              5,599,008         5,599,008
       Mortgage-backed and
       Asset-backed
       Securities                         3,025,297           84,057             35,196              3,074,158         3,074,158
      Other debt securities                   1,838                               3,805                 (1,967)           (1,967)
                                       --------------     --------------    ----------------     --------------     --------------
      Total fixed maturities        $    12,757,614    $     548,242     $      169,292       $     13,136,564   $    13,136,564
                                       ==============     ==============    ================     ==============     ==============
      Total equity
        Investments                 $       407,797    $      22,197     $        2,184       $        427,810   $       427,810
                                       ==============     ==============    ================     ==============     ==============

       See Note 9 for additional information on policies regarding estimated fair value of fixed maturities.

       The amortized cost and estimated fair value of fixed maturity investments at December 31, 2004 and 2003, by projected maturity, are shown in the table below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                            December 31, 2004                       December 31, 2003
                                                   -------------------------------------    -----------------------------------
                                                      Amortized           Estimated            Amortized          Estimated
                                                        Cost              Fair Value             Cost             Fair Value
                                                   ----------------    -----------------    ----------------    ---------------
       Due in one year or less                  $        824,954    $         851,869    $        684,947    $        710,287
       Due after one
         Year through five years                       2,989,404            3,069,032           3,351,405           3,495,805
       Due after five years
         Through ten years                             1,887,974            1,956,626           1,660,758           1,743,056
       Due after ten years                             1,893,175            1,952,856           1,940,424           1,966,535
       Mortgage backed and asset
        Backed securities                              5,313,948            5,384,659           5,120,080           5,220,881
                                                   ----------------    -----------------    ----------------    ---------------
                                                $     12,909,455    $      13,215,042    $     12,757,614    $     13,136,564
                                                   ================    =================    ================    ===============

       Mortgage-backed and asset-backed securities include collateralized mortgage obligations that consist primarily of sequential and planned amortization classes with final stated maturities of two to thirty years and expected average lives of less than one to fifteen years. Prepayments on all mortgage-backed securities are monitored monthly and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)


       The following table summarizes information regarding the sales of fixed maturities for the years ended December 31, 2004, 2003 and 2002:


                                                                              Year Ended December 31,
                                                                -----------------------------------------------------
                                                                     2004                2003              2002
                                                                ---------------     ---------------    --------------
      Proceeds from sales                                    $      6,150,160    $      7,852,152   $     5,729,919
      Gross realized gains from sales                                 103,892              72,815            45,315
      Gross realized losses from sales                                (59,930)            (43,214)          (10,410)


       The Company makes limited use of derivative financial instruments to manage interest rate, market credit and foreign exchange risk associated with its invested assets. Derivatives are not used for speculative purposes.

       The Company controls the credit risk of its derivative contracts through credit approvals, limits and monitoring procedures. Risk of loss is generally limited to the fair value of derivative instruments and not to the notional or contractual amounts of the derivatives. As the Company generally enters into derivative transactions only with high quality institutions, no losses associated with non-performance of derivative financial instruments have occurred or are expected to occur.

       Fair value hedges - Written call options are used in conjunction with interest rate swap agreements to effectively convert fixed rate bonds to variable rate bonds as part of the Company's overall asset/liability matching program.

       The Company's use of derivatives treated as fair value hedges has been nominal in the last three years. Ineffective amounts had no material impact on net income for the years ended December 31, 2004, 2003 and 2002.

       Cash flow hedges - Interest rate swap agreements are used to convert the interest rate on certain debt securities from a floating rate to a fixed rate or vice versa. Interest rate caps are interest rate protection instruments that require the payment by a counter party to the Company of an interest rate differential only if interest rates rise to certain levels. The differential represents the difference between current interest rates and an agreed upon rate, the strike rate, applied to a notional principal amount. Foreign currency exchange contracts are used to hedge the foreign exchange rate risk associated with bonds denominated in other than U.S. dollars. Purchased put options are used to protect against significant drops in equity markets. Interest rate futures are used to hedge the interest rate risks of forecasted acquisitions of fixed rate fixed maturity investments.

       Hedge ineffectiveness in the amounts of $3,534, $125 and $177, determined in accordance with SFAS No. 133, was recorded as a decrease to net investment income for the years ended December 31, 2004, 2003 and 2002 respectively.

       Unrealized derivative gains and losses included in accumulated other comprehensive income are reclassified into earnings at the time interest income is recognized. Derivative gains in the amounts of $975, $1,024 and $563 were reclassified to net investment income in 2004, 2003 and 2002 respectively. As of December 31, 2004, the Company estimates that $1,410 of net derivative gains included in other comprehensive income will be reclassified into net investment income within the next twelve months.

       Derivatives not designated as hedging instruments - The Company attempts to match the timing of when interest rates are committed on insurance products and other new investments, however, timing differences may occur and can expose the Company to fluctuating interest rates. To offset this risk, the Company uses U.S. Treasury futures contracts. The Company also utilizes U.S. Treasury futures as a method of adjusting the duration of the overall portfolio.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)


       The Company also uses derivatives to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These securities, called replication synthetic asset transactions, are a combination of a derivative and a cash security to synthetically create a third replicated security. As of December 31, 2004, the Company has one such security that has been created through the combination of a credit default swap and a United States Government Agency security.

       The Company occasionally purchases a financial instrument that contains a derivative instrument that is "embedded" in the financial instrument. Upon purchasing the instrument, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e. the host contract) and whether a separate instrument with the same terms as the embedded instrument could meet the definition of a derivative instrument. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and carried at fair value.

       Although the above-mentioned derivatives are effective hedges from an economic standpoint, they do not meet the requirements for hedge accounting treatment under SFAS No. 133, as amended. As such, periodic changes in the market value of these instruments flow directly into net income. In 2004, 2003 and 2002, increases to net investment income of $4,043, $1,007 and $0 were recognized from market value changes of derivatives not receiving hedge accounting treatment, excluding the impact of the embedded derivative discussed in Note 2.

       The following tables summarize derivative financial instruments at December 31, 2004 and 2003:


                                                                       December 31, 2004
                                          ----------------------------------------------------------------------------
                                            Notional
                                             Amount                Strike / Swap Rate                  Maturity
                                          --------------     --------------------------------     --------------------
      Interest rate caps               $       300,000                   11.65%                      January 2005

                                                                                                    February 2006 -
      Interest rate swaps                      221,264                2.40% - 5.20%                   March 2031

                                                                                                    October 2005 -
      Credit default swaps                     145,085                     N/A                       November 2007

      Foreign currency                                                                                June 2005 -
       exchange contracts                       27,585                     N/A                       November 2006

      Options: Calls                            22,000                   Various                     February 2006

      Total return swap:
        Receivable for
           coinsurance with
           funds withheld                    1,087,416                  Variable                    Indeterminable



                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)



                                                                       December 31, 2003
                                          ----------------------------------------------------------------------------
                                            Notional
                                             Amount                Strike / Swap Rate                  Maturity
                                          --------------     --------------------------------     --------------------
                                                                                                    February 2004 -
      Interest rate caps               $       617,000               7.91% - 11.65%                  January 2005

                                                                                                    January 2004 -
      Interest rate swaps                      331,334                1.03% - 4.50%                  November 2009

                                                                                                    October 2005 -
      Credit default swaps                     171,310                     N/A                       November 2007

      Foreign currency                                                                                June 2005 -
       exchange contracts                       27,585                     N/A                       November 2006

      Options:
          Calls                                 92,700                   Various                      May 2004 -
                                                                                                       June 2007
          Puts                                  15,000                   Various                      March 2007

      Total return swap:
        Receivable for
           coinsurance with
           funds withheld                    1,287,059                  Variable                    Indeterminable


     The following table summarizes information with respect to impaired mortgage loans at December 31, 2004 and 2003:


                                                                                            December 31,
                                                                                  ---------------------------------
                                                                                       2004              2003
                                                                                  ---------------    --------------
     Loans, net of related allowance for credit losses of
       $13,000 and $19,542                                                     $      8,700       $       7,680
     Loans with no related allowance for credit losses                                5,560
     Average balance of impaired loans during the year                               25,049              29,633
     Interest income recognized while impaired                                          890               1,350
     Interest income received and recorded while impaired
       using the cash basis method of recognition                                     1,029               1,405

     As part of an active loan management policy and in the interest of maximizing the future return of each individual loan, the Company may from time to time modify the original terms of certain loans. These restructured loans, all performing in accordance with their modified terms, aggregated $18,881 and $34,880 at December 31, 2004 and 2003, respectively.

     The following table summarizes activity in the allowance for mortgage loan credit losses for the years 2004, 2003 and 2002:

                                                                             Year Ended December 31,
                                                               -----------------------------------------------------
                                                                    2004                2003              2002
                                                               ---------------     ---------------    --------------
     Balance, beginning of year                             $      31,889       $       55,654     $       57,654
     Provisions reversed to operations                             (3,192)              (9,817)            (3,588)
     Amounts written off                                             (304)             (15,766)              (139)
     Recoveries                                                     1,946                1,818              1,727
                                                               ---------------     ---------------    --------------
     Balance, end of year                                   $      30,339      $        31,889     $       55,654
                                                               ===============     ===============    ==============

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)


     The carrying value of the Company's equity investments was $637,434 and $427,810 at December 31, 2004 and 2003, respectively. At December 31, 2004 and 2003, the Company had an investment of $199,162 and $130,473, respectively, in an exchange-traded fund, which invests in corporate debt securities. Upon redemption of the fund, the Company has the option of receiving the underlying debt securities or the redemption value of the investment. At December 31, 2004 and 2003, the Company has invested $336,543 and $216,610, respectively in limited partnerships and limited liability corporations.

     The Company makes commitments to fund partnership interests in the normal course of its business. The amounts of unfunded commitments at December 31, 2004 and 2003 were $85,867 and $128,341, respectively.

     The Company participates in a securities lending program whereby securities, which are included in invested assets, are loaned to third parties. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $336,949 and $288,834 and an estimated fair value of $340,755 and $299,521 were on loan under the program at December 31, 2004 and 2003, respectively. The Company was liable for collateral under its control of $349,913 and $317,376 at December 31, 2004 and 2003, respectively.

     Impairment of Fixed Maturities and Equity Investments - The Company classifies all of its fixed maturities and equity investments as available-for-sale and marks them to market through other comprehensive income. All securities with gross unrealized losses at the consolidated balance sheet date are subjected to the Company's process for identifying other-than-temporary impairments.

     The Company writes down to fair value securities that it deems to be other-than-temporarily impaired in the period the securities are deemed to be so impaired. The Company records writedowns as investment losses and adjusts the cost basis of the securities accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

     The assessment of whether an other-than-temporary impairment has occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors, as described below, about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential.

     Considerations used by the Company in the impairment evaluation process include, but are not limited to, the following:

     o    Fair value is significantly below cost.
     o The decline in fair value is attributable to specific adverse conditions affecting a particular instrument, its issuer, an industry or a geographic area.
     o    The decline in fair value has existed for an extended  period of time.
     o    A debt security has been downgraded by a rating agency.
     o    The financial condition of the issuer has deteriorated.
     o Dividends have been reduced/eliminated or scheduled interest payments have not been made.

     While all available information is taken into account, it is difficult to predict the ultimate recoverable amount of a distressed or impaired security.

     The Company's portfolio of fixed maturities fluctuates in value based upon interest rates in financial markets and other economic factors. These fluctuations, caused by market interest rate changes, have little bearing on whether or not the investment will be ultimately recoverable. Therefore, the Company considers these declines in value as temporary, even in periods exceeding one year.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)


     The following tables summarize unrealized investment losses by class of investment at December 31, 2004 and 2003. The Company considers these investments to be only temporarily impaired.


        December 31, 2004               Less than twelve months       Twelve months or longer                     Total
    --------------------------    ------------------------------   -------------------------------    ------------------------------
                                   Estimated       Unrealized         Estimated       Unrealized       Estimated        Unrealized
        Fixed Maturities:          Fair value         Loss           Fair value          Loss          Fair value          Loss
    --------------------------    -------------    ------------     --------------   -------------    -------------    -------------
    U.S. Government
      and agencies direct
      obligations              $       850,994  $       4,000    $       220,214          4,687    $    1,071,208   $        8,687
    Obligations of U.S.
      states and their
      subdivisions                     160,000          2,256            107,556          2,674           267,556            4,930
    Foreign government                  59,208            193              8,525             25            67,733              218
    Corporate debt
      securities                       643,064         17,054            600,119         26,865         1,243,183           43,919
    Mortgage-backed
      and asset-backed
      securities                       555,898          7,605            283,131         14,029           839,029           21,634
    Other debt securities               (3,547)         2,091                                              (3,547)           2,091
                                  -------------    ------------     --------------   -------------    -------------    -------------
    Total fixed maturities     $     2,265,617  $      33,199    $     1,219,545         48,280    $    3,485,162   $       81,479
                                  =============    ============     ==============   =============    =============    =============


        December 31, 2003               Less than twelve months       Twelve months or longer                     Total
    --------------------------    ------------------------------   -------------------------------    ------------------------------
                                   Estimated       Unrealized         Estimated       Unrealized       Estimated        Unrealized
        Fixed Maturities:          Fair value         Loss           Fair value          Loss          Fair value          Loss
    --------------------------    -------------    ------------     --------------   -------------    -------------    -------------
    U.S. Government
      and agencies direct
      obligations              $       472,620  $      20,149    $        30,791            179    $      503,411   $       20,328
    Obligations of U.S.
      states and their
      subdivisions                     160,668          3,947             16,679            257           177,347            4,204
    Foreign government                  26,133            940                                              26,133              940
    Corporate debt
      securities                     1,174,753         77,477            332,880         27,342         1,507,633          104,819
    Mortgage-backed
      and asset-backed
      securities                       404,762          7,150            247,056         28,046           651,818           35,196
    Other debt securities                                                (1,967)          3,805            (1,967)           3,805
                                  -------------    ------------     --------------   -------------    -------------    -------------
    Total fixed maturities     $     2,238,936  $     109,663    $       625,439         59,629    $    2,864,375   $      169,292
                                  =============    ============     ==============   =============    =============    =============


       At December 31, 2004 and 2003, there were 480 and 556 securities, respectively, that had been in a loss position for less than twelve months with carrying values of $2,265,617 and $2,238,936, respectively, and unrealized losses of $33,199 and $109,663, respectively. At December 31, 2004 and 2003 less than 1% were rated non-investment grade. The losses on these securities are primarily attributable to changes in market interest rates and changes in credit spreads since the securities were acquired.

       At December 31, 2004 and 2003, there were 410 and 123 securities, respectively, that had been in a continuous loss position for twelve months or longer with carrying values of $1,219,545 and $625,439, respectively, and unrealized losses of $48,280 and $59,629, respectively. The Company's impairment exposure is not concentrated in any one industry. At December 31, 2004, there are 14 airline industry securities on which $9,820 of impairment write-downs was recognized during 2004. For the years ended December 31, 2004 and 2003, mortgage-backed and asset-backed securities represent $14,029, or 29% and $28,046, or 47% of the unrealized losses, respectively. While the Company is in an unrealized loss position on these securities, payments continue to be made under their original terms. At December 31,

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)


       2004, the Company has no information to cause it to believe that any of these investments are other than temporarily impaired.

       At December 31, 2004 and 2003, the Company had unrealized losses on equity investments of $1,055 and $2,184, respectively. The decrease reflects security dispositions in 2004 and the overall improvement in the equity markets. At December 31, 2004, the Company has no information to cause it to believe that any of these investments are other than temporarily impaired.

       For the years ended December 31, 2004 and 2003, the Company recorded total other-than-temporary impairments in the fair value of its available-for-sale investments of $13,167 and $14,197, respectively.

8.     COMMERCIAL PAPER

       The Company has a commercial paper program that is partially supported by a $50,000 standby letter-of-credit.

       The following table provides information regarding the Company's commercial paper program at December 31, 2004 and 2003:


                                                                     December 31,
                                                -------------------------------------------------------
                                                          2004                          2003
                                                -------------------------     -------------------------
       Commercial paper outstanding            $           95,044            $           96,432
       Maturity range (days)                              10 - 66                        9 - 86
       Interest rate range                             2.18% - 2.50%                 1.18% - 1.20%

9.     ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

       The following table summarizes the carrying amount and estimated fair value of the Company's financial instruments at December 31, 2004 and 2003:

                                                                            December 31,
                                              -------------------------------------------------------------------------
                                                            2004                                   2003
                                              ----------------------------------     ----------------------------------
                                                 Carrying          Estimated           Carrying           Estimated
                                                  Amount           Fair Value           Amount            Fair Value
                                              ---------------    ---------------     --------------     ---------------
      ASSETS:
       Fixed maturities and
        short-term investments             $     13,923,843   $     13,923,843    $     13,988,762   $     13,988,762
       Equity investments                           637,434            637,434             427,810            427,810
       Mortgage loans on real estate
                                                  1,543,507          1,511,437           1,893,724          1,871,373
       Policy loans                               3,548,225          3,548,225           3,389,534          3,389,534
       Reinsurance receivables                    1,333,349          1,333,349           1,632,883          1,632,883

      LIABILITIES:
       Annuity contract reserves
        without life contingencies                4,831,428          4,833,755           5,157,776          5,245,946
       Policyholders' funds                         327,409            327,409             330,123            330,123
       Due to GWL                                    26,659             27,510              30,950             32,591
       Due to GWL&A Financial                       194,164            194,164             175,691            178,421
       Commercial paper                              95,044             95,044              96,432             96,432
       Repurchase agreements                        563,247            563,247             389,715            389,715


                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)


       The estimated fair values of financial instruments have been determined using available information and appropriate valuation methodologies. However, considerable judgment is required to interpret market data to develop estimates of fair value. Accordingly, the estimates presented are not necessarily indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

       The estimated fair value of fixed maturities and equity investments that are publicly traded are obtained from an independent pricing service. To determine fair value for fixed maturities and equity investments not actively traded, the Company utilizes discounted cash flows calculated at current market rates on investments of similar quality and term.

       Mortgage loan fair value estimates generally are based on discounted cash flows. A discount rate "matrix" is incorporated whereby the discount rate used in valuing a specific mortgage generally corresponds to that mortgage's remaining term and credit quality. The rates selected for inclusion in the discount rate "matrix" reflect rates that the Company would quote if placing loans representative in size and quality to those currently in the portfolio.

       Policy loans accrue interest generally at variable rates with no fixed maturity dates and therefore, estimated fair value approximates carrying value.

       The estimated fair value and carrying amount of reinsurance receivables includes $13,372 and $20,416 at December 31, 2004 and 2003, respectively, representing the estimated fair value of the embedded derivative associated with the Company's reinsurance receivable under its coinsurance with funds withheld agreement with the United States branch of CLAC. Valuation of the derivative is based on the estimated fair value of the segregated pool of assets from which the Company derives its return on the reinsurance receivable.

       The estimated fair value of annuity contract reserves without life contingencies is estimated by discounting the cash flows to maturity of the contracts utilizing current crediting rates for similar products.

       The estimated fair value of policyholders' funds is the same as the carrying amount as the Company can change the crediting rates with 30 days notice.

       The estimated fair value of due to GWL&A Financial and GWL is based on discounted cash flows at current market rates on high quality investments.

       The carrying value of repurchase agreements and commercial paper is a reasonable estimate of fair value due to the short-term nature of the liabilities.

       Included in fixed maturities and short-term investments are derivative financial instruments with a net liability position of $16,630 in 2004 and $1,967 in 2003. The estimated fair value of over-the-counter derivatives, primarily consisting of interest rate swaps which are held for other than trading purposes, is the estimated amount the Company would receive or pay to terminate the agreement at each year-end, taking into consideration current interest rates and other relevant factors.

10.    EMPLOYEE BENEFIT PLANS

       The following table summarizes changes for the years ended December 31, 2004, 2003 and 2002 in the benefit obligations and in plan assets for the Company's defined benefit pension plan and its unfunded post-retirement medical plan:

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)



                                             Defined Benefit Pension Plan                    Post-Retirement Medical Plan
                                               Year Ended December 31,                          Year Ended December 31,
                                      -------------------------------------------     --------------------------------------------
                                         2004           2003            2002            2004             2003             2002
                                      -----------     ----------     ------------     ----------     -------------     -----------
      Change in projected
       benefit obligation:
      Benefit obligation at
       beginning of year           $    212,963    $    186,047   $     150,521    $      44,105  $      31,242     $     57,861
      Service cost                        8,576           8,269           8,977            2,891          2,046            3,516
      Interest cost                      13,317          12,275          11,407            2,735          2,269            3,138
      Amendments                                                            827                                          (22,529)
      Actuarial (gain) loss               9,781          12,746          20,679            1,482          9,614           (9,814)
      Benefits paid                      (6,613)         (6,374)         (6,364)          (1,139)       (1,066)             (930)
                                      -----------     ----------     ------------     ----------     -------------     -----------
      Benefit obligation at
       end of year                 $    238,024    $    212,963   $     186,047    $      50,074  $      44,105     $     31,242
                                      ===========     ==========     ============     ==========     =============     ===========



                                              Defined Benefit Pension Plan
                                                Year Ended December 31,
                                       -----------------------------------------
                                          2004           2003            2002
                                       -----------     ----------     ----------
      Change in plan assets:
      Fair value of plan
       assets at beginning
       of year                      $    189,319    $  163,316     $  187,661
      Actual return on plan
       assets                             13,058        32,377        (17,981)
      Employer contributions               3,200
      Benefits paid                       (6,613)       (6,374)        (6,364)
                                       -----------     ----------     ----------
      Fair value of plan
        assets at end of year       $    198,964    $  189,319     $  163,316
                                       ===========     ==========     ==========

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)




                                              Defined Benefit Pension Plan                   Post-Retirement Medical Plan
                                                Year Ended December 31,                        Year Ended December 31,
                                       -------------------------------------------    -------------------------------------------
                                          2004           2003            2002            2004            2003            2002
                                       -----------     ----------     ------------    -----------     -----------     -----------
      Funded (unfunded)
       status                       $    (39,060)   $    (23,643)  $     (22,730)  $    (50,074)   $     (44,105)  $    (31,242)
      Unrecognized net
       actuarial loss                     50,682          41,777          51,943         14,532           13,715          4,361
      Unrecognized prior
       service cost                        1,464           2,095           2,727         (7,965)          (8,679)        (9,392)
      Unrecognized net
       obligation or (asset)
       at transition                     (10,599)        (12,113)        (13,627)
                                       -----------     ----------     ------------    -----------     -----------     -----------
       Prepaid (accrued)
        benefit cost                       2,487           8,116          18,313        (43,507)         (39,069)       (36,273)
      Additional minimum
       liability                         (24,158)        (16,419)        (22,549)
                                       -----------     ----------     ------------    -----------     -----------     -----------
      Prepaid benefit cost
       (accrued benefit
       liability)                        (21,671)         (8,303)         (4,236)       (43,507)         (39,069)       (36,273)
      Intangible asset                     1,464           2,095           2,727
       Accumulated other
       comprehensive
       income adjustments                 22,694          14,324          19,822
                                       -----------     ----------     ------------    -----------     -----------     -----------
      Net amount recognized         $      2,487    $      8,116   $      18,313   $    (43,507)   $     (39,069)  $    (36,273)
                                       ===========     ==========     ============    ===========     ===========     ===========

      Increase (decrease) in
       minimum liability
       included in other
       comprehensive
       income                       $     (5,440)   $      3,573   $     (12,884)
                                       ===========     ==========     ============




                                                         Expected Benefit Payments Year Ended December 31,
                                    ---------------------------------------------------------------------------------------------
                                                                                                                         2010
                                                                                                                        through
                                          2005           2006            2007            2008            2009            2014
                                       -----------     ----------     ------------    -----------     -----------     -----------
      Defined benefit
        pension plan                $      7,567    $      7,881   $       8,341   $      8,968    $       9,682   $     61,557
      Post-retirement
        medical plan                       1,381           1,658           1,937          2,216            2,487         17,669


      During 2003, Congress passed the Medicare Prescription Drug, Improvement, and Modernization Act of 2003 (the "Act"), which made significant changes to the federal Medicare Program. The Act provides for drug benefits under a new Medicare Part D program.

      The measurement of the accumulated post-retirement benefit obligation and the net post-retirement benefit cost included in these financial statements do not reflect the effects that this legislation may have on the plan. Authoritative guidance on the accounting for this issue is currently pending and when issued, could require the Company to revise previously reported information.

      The accumulated benefit obligation for all defined benefit pension plans was $220,635 and $197,623 at December 31, 2004 and 2003, respectively.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)


      The following table presents the components of net periodic benefit cost for the years ended December 31, 2004, 2003 and 2002:


                                                       Years Ended December 31,                   Years Ended December 31,
                                                     Defined Benefit Pension Plan               Post-Retirement Medical Plan
                                              -------------------------------------------    -----------------------------------
                                                 2004             2003           2002          2004         2003         2002
                                              ------------     -----------    -----------    ---------    ---------     --------
      Components of net periodic
       benefit cost:
      Service cost                         $      8,576     $      8,269   $      8,977   $    2,891   $    2,046    $     3,516
      Interest cost                              13,317           12,275         11,406        2,735        2,269          3,138
      Expected return on
       plan assets                              (14,933)         (12,954)       (14,782)
      Amortization of transition
       obligation                                (1,514)          (1,514)        (1,514)                                     808
      Amortization of unrecognized
       prior service costs                          632              632            632         (713)        (713)           161
      Amortization of gain from
       earlier periods                            2,751            3,489                         664          261
                                              ------------     -----------    -----------    ---------    ---------     --------
      Net periodic benefit cost            $      8,829     $     10,197   $      4,719   $    5,577   $    3,863    $     7,623
                                              ============     ===========    ===========    =========    =========     ========

      The following table presents the assumptions used in determining benefit obligations for the years ended
      December 31, 2004, 2003 and 2002:

                                                           Pension Benefits                     Post-Retirement Medical Plan
                                              -------------------------------------------    -----------------------------------
                                                 2004             2003           2002          2004         2003         2002
                                              ------------     -----------    -----------    ---------    ---------     --------
      Discount rate                              6.00%            6.25%         6.75%          6.00%        6.25%         6.75%
      Expected return on
       plan asset                                8.00%            8.00%         8.00%
      Rate of compensation
       increase                                  3.19%           3.44%          3.92%         3.19%        3.44%          3.92%

       The Company-sponsored post-retirement medical plan (the "medical plan") provides health benefits to retired employees. The medical plan is contributory and contains other cost sharing features, which may be adjusted annually for the expected general inflation rate. The Company's policy is to fund the cost of the medical plan benefits in amounts determined at the discretion of management. The Company made no contributions to this plan in 2004, 2003 or 2002.

       Assumed health care cost trend rates have a significant effect on the amounts reported for the medical plan. For measurement purposes, a 10% annual rate of increase in the per capita cost of covered health care benefits was assumed and that the rate would gradually decrease to a level of 5.25% by 2014. Additionally, it was assumed that the Company's cost for retirees eligible for health care benefits under Medicare would be limited to an increase of 3% starting in 2003, due to a plan change.

       The following table presents what a one-percentage-point change would have on assumed health care cost trend rates:

                                                                                One Percentage            One Percentage
                                                                                Point Increase            Point Decrease
                                                                             ----------------------    ---------------------
      Increase (decrease) on total of service and interest cost
       on components                                                      $               529       $              (451)
      Increase (decrease) on post-retirement benefit obligation                         4,211                    (2,692)


                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)


       The following table presents how the Company's pension plan assets are invested at December 31, 2004 and 2003:

                                                                                             December 31,
                                                                             ----------------------------------------------
                        Asset Category:                                              2004                     2003
                                                                             ----------------------    --------------------
                          Equity securities                                            64%                     61%
                          Debt securities                                              29%                     25%
                          Other                                                         7%                     14%
                                                                             ----------------------    --------------------
                                 Total                                                100%                    100%
                                                                             ======================    ====================

       The following table presents the Company's target allocation for invested plan assets at December 31, 2005:

                        Asset Category:                                          December 31, 2005
                                                                             --------------------------
                          Equity securities                                              60%
                          Debt securities                                                30%
                          Other                                                          10%
                                                                             --------------------------
                                 Total                                                  100%
                                                                             ==========================

       The Company does not expect to make contributions to its pension plan in 2005.

       The discount rate has been set based on the rates of return on high-quality fixed-income investments currently available and expected to be available during the period the benefits will be paid. In particular, the yields on bonds rated AA or better on the measurement date have been used to set the discount rate.

       The investment objective is to provide an attractive risk-adjusted return that will ensure the payment of benefits while protecting against the risk of substantial investment losses. Correlations among the asset classes are used to identify an asset mix that the Company believes will provide the most attractive returns. Long-term return forecasts for each asset class using historical data and other qualitative considerations to adjust for projected economic forecasts are used to set the expected rate of return for the entire portfolio.

       The Company sponsors a defined contribution 401(k) retirement plan, which provides eligible participants with the opportunity to defer up to 50% of base compensation. The Company matches 50% of the first 5% of participant pre-tax contributions for employees hired before January 1, 1999. For all other employees, the Company matches 50% of the first 8% of participant pre-tax contributions. Company contributions for the years ended December 31, 2004, 2003 and 2002 totaled $7,363, $6,646 and $7,257, respectively.

       The Company has an executive deferred compensation plan providing key executives with the opportunity to participate in an unfunded deferred compensation program. Under the program, participants may defer base compensation and bonuses and earn interest on the amounts deferred. The program is not qualified under Section 401 of the Internal Revenue Code.

       Participant deferrals, which are reflected in other liabilities, are $16,810 and $15,350 at December 31, 2004 and 2003, respectively. The participant deferrals earned interest at the average rate of 6.56% during 2004. The interest rate is based on the Moody's Average Annual Corporate Bond Index rate plus 0.45% for actively employed participants and fixed rates ranging from 7.25% to 8.3% for retired participants. Interest expense related to this plan was $1,184, $1,087 and $1,085 for the years ended December 31, 2004, 2003 and 2002, respectively.

       The Company has a deferred compensation plan for regional sales managers and individual sales managers and a deferred compensation plan for producers providing select regional group managers, individual sales managers and producers with the opportunity to participate in an unfunded deferred

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)



       compensation program. Under this program, participants may defer compensation and earn interest on the amounts deferred. The program is not qualified under Section 401 of the Internal Revenue Code.

       Effective January 1, 2005, this program will no longer accept deferrals. Participant deferrals, which are reflected in other liabilities, are $6,339 and $6,576 at December 31, 2004 and 2003, respectively. The participant deferrals earned interest at the average rate of 4.50% during 2004. The interest rate is based on an annual rate determined by the Company. The interest expense related to this plan was $291, $362 and $ 374 for the years ended December 31, 2004, 2003 and 2002, respectively.

       The Company has a non-qualified deferred compensation plan providing a select group of management or highly compensated individuals with the opportunity to participate in an unfunded deferred compensation program. Under the program, participants may defer a portion of their compensation and earn interest on the amount deferred. The program is not qualified under Section 401 of the Internal Revenue Code.

       Participant deferrals, which are reflected in other liabilities, are $9,246 and $8,435 at December 31, 2004 and 2003, respectively. Participant deferrals earned interest at rates ranging from 1.11% to 20.84% during 2004. The interest rate is based on the rates earned on the investments elected by the participants.

       The Company also provides a supplemental executive retirement plan to certain key executives. This plan provides key executives with certain benefits upon retirement, disability or death based upon total compensation. The Company has purchased individual life insurance policies with respect to each employee covered by this plan. The Company is the owner and beneficiary of the insurance contracts. The expense for this plan was $2,966, $3,073 and 2,494 for the years ended December 31, 2004, 2003 and 2002, respectively. The total liability of $27,185 and $24,942 at December 31, 2004 and 2003, respectively, is included in other liabilities.

11.    FEDERAL INCOME TAXES

       The following table presents a reconciliation between the statutory federal income tax rate and the Company's effective income tax rate for the years 2004, 2003 and 2002:


                                                                      2004                  2003                  2002
                                                                -----------------     -----------------      ----------------
      Statutory federal income tax rate                                35.0        %        35.0          %        35.0         %
      Tax effect of:
       Reduction in tax contingency                                    (0.3)                (2.1)                  (3.3)
       Investment income not subject to federal tax                    (1.3)                (2.1)                  (1.4)
       Tax credits                                                     (2.4)                                       (0.2)
       Other, net                                                        .5                  1.8                    1.4
                                                                -----------------     -----------------      ----------------
       Effective income tax rate                                       31.5        %        32.6          %        31.5         %
                                                                =================     =================      ================

       The Company has reduced its liability in each of the last three years for tax contingencies due to the completion of Internal Revenue Service examinations.

       Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. The tax effect of temporary differences, which give rise to the deferred tax assets and liabilities as of December 31, 2004 and 2003 are as follows:

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)




                                                                                   December 31,
                                                      ------------------------------------------------------------------------
                                                                    2004                                  2003
                                                      ----------------------------------    ----------------------------------
                                                         Deferred          Deferred           Deferred            Deferred
                                                           Tax                Tax                Tax                Tax
                                                          Asset            Liability            Asset            Liability
                                                      ---------------    --------------     --------------     ---------------
      Policyholder reserves                        $      334,357     $                  $       358,014    $
      Deferred policy acquisition costs                                      127,563                                 96,067
      Deferred acquisition cost proxy tax                 137,867                                126,662
      Investment assets                                                      242,297                                277,358
      Other                                                36,481                                  8,720
                                                      ---------------    --------------     --------------     ---------------
               Total deferred taxes                $      508,705     $      369,860     $       493,396    $       373,425
                                                      ===============    ==============     ==============     ===============

       Amounts included for investment assets above include $75,726 and $74,326 related to the unrealized gains on the Company's fixed maturities available-for-sale at December 31, 2004 and 2003, respectively.

       Under pre-1984 life insurance company income tax laws, a portion of a life insurance company's gain from operations was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as "policyholders' surplus account." The aggregate accumulation in the account at December 31, 2004 is $7,742 and the Company does not anticipate any transactions, which would cause any part of the amount to become taxable. Accordingly, no provision has been made for possible future federal income taxes on this accumulation.

12.    OTHER COMPREHENSIVE INCOME


       The following table presents the composition of other comprehensive income for the year ended December 31, 2004:


                                                                                      Tax
                                                                Before Tax          (Expense)           Net of Tax
                                                                  Amount             Benefit              Amount
                                                           -----------------    -----------------    -----------------
      Unrealized gains on available-for-sale
       securities:
      Net changes during the year related to
       cash flow hedges                                 $         7,326      $        (2,564)     $        4,762
      Unrealized holding gains (losses) arising
       during the period                                        (12,706)               4,448              (8,258)
      Less: reclassification adjustment for
       (gains) losses realized in net income                    (35,908)              12,567             (23,341)
                                                           -----------------    -----------------    -----------------
      Net unrealized gains (losses)                             (41,288)              14,451             (26,837)
      Reserve and deferred policy acquisition costs
       adjustment                                                35,773              (12,521)             23,252
                                                           -----------------    -----------------    -----------------
      Net unrealized gains (losses)                              (5,515)               1,930              (3,585)
      Minimum pension liability adjustment                       (8,370)               2,930              (5,440)
                                                           -----------------    -----------------    -----------------
      Other comprehensive income (loss)                 $       (13,885)     $         4,860      $       (9,025)
                                                           =================    =================    =================



                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)



      The following table presents the composition of other comprehensive income for the year ended December 31, 2003:

                                                                                      Tax
                                                               Before-Tax           (Expense)           Net-of-Tax
                                                                Amount               Benefit              Amount
                                                           -----------------    -----------------    -----------------
      Unrealized gains on available-for-sale
       securities:
      Net changes during the year related to
       cash flow hedges                                 $        (18,159)    $          6,356     $        (11,803)
      Unrealized holding gains (losses) arising
       during the period                                          12,967               (4,538)               8,429
      Less:  reclassification adjustment for
       (gains) losses realized in net income                     (22,824)               7,989              (14,835)
                                                           -----------------    -----------------    -----------------
      Net unrealized gains (losses)                              (28,016)               9,807              (18,209)
      Reserve and deferred policy acquisition costs
       adjustment                                                (12,553)               4,393               (8,160)
                                                           -----------------    -----------------    -----------------
      Net unrealized gains (losses)                              (40,569)              14,200              (26,369)
      Minimum pension liability adjustment                         5,498               (1,925)               3,573
                                                           -----------------    -----------------    -----------------
      Other comprehensive income (loss)                 $        (35,071)    $         12,275     $        (22,796)
                                                           =================    =================    =================

      The following table presents the composition of other comprehensive income for the year ended December 31, 2002:

                                                                                      Tax
                                                               Before-Tax           (Expense)           Net-of-Tax
                                                                 Amount             or Benefit            Amount
                                                           -----------------    -----------------    -----------------
      Unrealized gains on available-for-sale
       securities:
      Net changes during the year related to
       cash flow hedges                                 $        (7,486)     $         2,620      $         (4,866)
      Unrealized holding gains (losses) arising
       during the period                                        192,079              (67,290)              124,789
      Less:  reclassification adjustment for
        (gains) losses realized in net income                    (8,004)               2,802                (5,202)
                                                           -----------------    -----------------    -----------------
      Net unrealized gains (losses)                             176,589              (61,868)              114,721
      Reserve and deferred policy acquisition
       costs adjustment                                         (42,681)              14,953               (27,728)
                                                           -----------------    -----------------    -----------------
      Net unrealized gains (losses)                             133,908              (46,915)               86,993
      Minimum pension liability adjustment                      (19,822)               6,938               (12,884)
                                                           -----------------    -----------------    -----------------
      Other comprehensive income (loss)                 $       114,086      $       (39,977)     $         74,109
                                                           =================    =================    =================

13.    STOCKHOLDER'S EQUITY, DIVIDEND RESTRICTIONS AND OTHER MATTERS

       At December 31, 2004 and 2003, the Company had 1,500 authorized shares each of Series A, Series B, Series C and Series D cumulative preferred stock; and 2,000,000 authorized shares of non-cumulative preferred stock.

       Dividends in the amount of $163,230, $75,711 and $170,572, were paid on common stock in 2004, 2003 and 2002, respectively. Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below. The Company's net income and capital and surplus, as determined in accordance with statutory accounting principles and practices, for years ended December 31, 2004, 2003 and 2002 are as follows:

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)



                                                     Year Ended December 31,
                                     --------------------------------------------------------
                                          2004                 2003                2002
                                     ----------------    -----------------    ---------------
                                       (Unaudited)
      Net income (loss)           $        402,341    $        (75,626)    $       205,749
      Capital and surplus                1,477,425           1,281,191           1,292,292


       The maximum amount of dividends, which can be paid to stockholders by insurance companies domiciled in the State of Colorado, is subject to restrictions relating to statutory surplus and statutory net gain from operations. Unaudited statutory surplus and net gains from operations at December 31, 2004 were $1,477,425 and 496,470, respectively. The Company should be able to pay up to $496,470 (unaudited) of dividends in 2005.

14.    STOCK OPTIONS

       The Parent has a stock option plan (the "Lifeco plan") that provides for the granting of options of its common shares to certain officers and employees of its subsidiaries, including the Company. Options may be granted with exercise prices not less than the market price on the date of the grant. Termination of employment prior to vesting results in the forfeiture of the options. The stock of Power Financial Corporation ("PFC"), which is the parent corporation of Lifeco, and Lifeco split on July 21, 2004 and October 4, 2004, respectively. All prior year numbers have been restated to reflect the stock splits. As of December 31, 2004, 2003 and 2002, stock available for award to Company employees under the Lifeco plan aggregated 5,588,588, 6,068,688 and 7,834,688 shares, respectively.

       The Lifeco plan provides for the granting of options with varying terms and vesting requirements. The majority of basic options under the Lifeco plan vest and become exercisable twenty percent per year commencing on the first anniversary of the grant and expire ten years from the date of grant. Other basic options vested and became exercisable one-third per year commencing on various dates from December 31, 2000 to September 30, 2004 and expire ten years from the date of grant. Variable options granted to Company employees totaling 556,000 and 3,664,000 in 1998 and 1997, respectively, became exercisable, if certain cumulative financial targets were attained by the end of 2001. A total of 351,022 options vested and became exercisable. The exercise period runs from June 26, 2007

       Additional variable options granted in 2004, 2003, 2001, 2000 and 1998 totaling 0, 200,000, 160,000, 240,000 and 760,000 shares, respectively, become exercisable if certain sales or financial targets are attained. During 2004, 2003 and 2002, none of these options vested and accordingly, the Company did not recognize compensation expense. If exercisable, the exercise period expires ten years from the date of grant.

       The following table summarizes the status of, and changes in, the Lifeco plan options granted to Company employees which are outstanding and the weighted-average exercise price (the "WAEP") for 2004, 2003 and 2002. As the options granted relate to Canadian stock, the values, which are presented in U.S. dollars, will fluctuate as a result of exchange rate fluctuations:


                                                 2004                           2003                          2002
                                       --------------------------     --------------------------   ----------------------------
                                         Options          WAEP          Options         WAEP         Options           WAEP
       ---------------------------     -------------     ---------    ------------    ----------   -------------     ----------
       Outstanding, Jan. 1                 7,754,314 $     8.09         8,894,290 $     6.83        12,796,298   $     5.83
         Granted                             242,000      18.96         1,706,000     13.41           349,000        11.08
         Exercised                         1,248,834       6.65           972,352      5.43         2,718,982         3.58
         Expired or canceled                 473,276      14.36         1,873,624      6.98         1,532,026         5.51
                                       ------------     ---------      ----------    ----------   -------------     ----------
       Outstanding, Dec 31                 6,274,204 $    11.87         7,754,314 $   10.29         8,894,290   $     6.83
                                       =============    =========     ===========    ==========   =============     ==========

         Options exercisable
         At year-end                      4,195,804  $     9.98          4,554,584 $     8.09         4,243,276   $     5.84
                                       ============     =========     ============    ==========   =============     ==========



                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)


                                                 2004                           2003                           2002
                                         Options          WAEP          Options         WAEP          Options          WAEP
       Weighted average
         fair value of
         options granted
         during year               $      4.80                    $      3.49                    $     3.73
                                       ============                   ============                  ============

       The following table summarizes the range of exercise prices for outstanding Lifeco common stock options granted to Company employees at December 31, 2004:


                                                    Outstanding                                   Exercisable
                                 --------------------------------------------------     ---------------------------------
                                                       Average          Average                               Average
             Exercise                Options             Life           Exercise            Options           Exercise
           Price Range             Outstanding        Remaining          Price            Outstanding          Price
       ---------------------     ----------------    -------------    -------------     ----------------    -------------
          $3.53 - $6.76                686,800           1.93      $       4.84               686,800    $        4.84
          $8.42 - $11.22             2,494,304           4.99              9.24             2,401,704             9.25
         $14.28 - $20.93             3,093,100           7.60             15.55             1,107,300            14.75

       Of the exercisable Lifeco options, 3,870,404 relate to fixed option grants and 325,400 relate to variable grants.

       Power Financial Corporation ("PFC"), which is the parent corporation of Lifeco, has a stock option plan (the "PFC plan") that provides for the granting of options for its common shares to key employees of PFC and its affiliates. Prior to the creation of the Lifeco plan in 1996, certain officers of the Company participated in the PFC plan.

       The following table summarizes the status of, and changes in, the PFC plan options granted to Company officers and their WAEP for 2004, 2003 and 2002. As the options granted relate to Canadian stock, the values, which are presented in U.S. dollars, will fluctuate as a result of exchange rate fluctuations:


                                                2004                         2003                          2002
                                       ------------------------    --------------------------    --------------------------
                                         Options        WAEP         Options          WAEP         Options          WAEP
                                       ------------   ---------    -------------    ---------    -------------    ---------
      Outstanding, Jan 1,                    0      $    0.00            0       $     0.00           140,000  $     1.08
        Exercised                            0           0.00            0             0.00          (140,000)       1.11
                                       ------------   ---------    -------------    ---------    -------------    ---------
      Outstanding, Dec 31,                   0           0.00            0       $     0.00                 0  $     0.00
                                       ============   =========    =============    =========    =============    =========
      Options exercisable
        at year-end                          0      $    0.00            0       $     0.00                 0  $     0.00
                                       ------------   ---------    -------------    ---------    -------------    ---------

       The fair value of each option grant was estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

                                                                   Granted During The Year Ended December 31,
                                                             --------------------------------------------------------
                                                                  2004                 2003                2002
                                                             ----------------    -----------------    ---------------
      Dividend yield                                              2.58%                 2.81%              2.45%
      Expected volatility                                        24.64%                26.21%             31.67%
      Risk free interest rate                                     4.33%                 4.48%              5.13%
      Expected duration                                         6.7 years            7 years             7 years

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)


15.    SEGMENT INFORMATION

       The Company has two reportable segments: Great-West Healthcare and Financial Services. The Great-West Healthcare segment markets group life and health insurance to small and mid-sized corporate employers. The Financial Services segment markets and administers savings products to individuals, public and not-for-profit employers and corporations, and offers life insurance products to individuals and businesses. The Company's reportable segments are strategic business units that offer different products and services. They are managed separately as each segment has unique distribution channels.

       The accounting policies of the segments are the same as those described in Note 1. The Company evaluates performance of its reportable segments based on their profitability from operations after income taxes.

       The Company's operations are not materially dependent on one or a few customers, brokers or agents.

       The following table summarizes segment financial information for the year ended and as of December 31, 2004:


                                                                               Year Ended December 31, 2004
                                                              ---------------------------------------------------------------
                                                                 Great-West             Financial
      Operations:                                                Healthcare              Services                Total
                                                              ------------------    -------------------    ------------------
      Revenue:
       Premium income                                      $        261,957      $        311,303       $         573,260
       Fee income                                                   649,113               266,531                 915,644
       Net investment income                                         46,253               987,054               1,033,307
       Realized investment gains                                     15,248                42,699                  57,947
                                                              ------------------    -------------------    ------------------
      Total revenue                                                 972,571             1,607,587               2,580,158
                                                              ------------------    -------------------    ------------------
      Benefits and Expenses:
       Benefits                                                      68,306             1,067,499               1,135,805
       Operating expenses                                           680,563               287,150                 967,713
                                                              ------------------    -------------------    ------------------
      Total benefits and expenses                                   748,869             1,354,649               2,103,518
                                                              ------------------    -------------------    ------------------
      Net operating income before income taxes                      223,702               252,938                 476,640
      Income taxes                                                   74,541                75,679                 150,220
                                                              ------------------    -------------------    ------------------
      Net income                                           $        149,161      $        177,259       $         326,420
                                                              ==================    ===================    ==================

                                                                                    December 31, 2004
                                                              ---------------------------------------------------------------
      Assets:                                                    Great-West             Financial
                                                                 Healthcare              Services                Total
                                                              ------------------    -------------------    ------------------
      Investment assets                                    $        1,564,644    $       18,088,365     $      19,653,009
      Other assets                                                    274,914             2,982,571             3,257,485
      Separate account assets                                                            14,155,397            14,155,397
                                                              ------------------    -------------------    ------------------
      Total assets                                         $        1,839,558    $       35,226,333     $      37,065,891
                                                              ==================    ===================    ==================



                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)



      The following table summarizes segment financial information for the year ended and as of December 31, 2003:

                                                                               Year Ended December 31, 2003
                                                              ---------------------------------------------------------------
                                                                 Great-West             Financial
      Operations:                                                Healthcare              Services                Total
                                                              ------------------    -------------------    ------------------
      Revenue:
       Premium income                                      $         838,194     $        1,414,703     $       2,252,897
       Fee income                                                    607,369                232,703               840,072
       Net investment income                                          72,191                916,209               988,400
       Realized investment gains                                      10,340                 29,220                39,560
                                                              ------------------    -------------------    ------------------
      Total revenue                                                1,528,094              2,592,835             4,120,929
                                                              ------------------    -------------------    ------------------
      Benefits and Expenses:
       Benefits                                                      567,603              2,116,001             2,683,604
       Operating expenses                                            699,146                266,538               965,684
                                                              ------------------    -------------------    ------------------
      Total benefits and expenses                                  1,266,749              2,382,539             3,649,288
                                                              ------------------    -------------------    ------------------

      Net operating income before income taxes                       261,345                210,296               471,641
      Income taxes                                                    88,104                 65,516               153,620
                                                              ------------------    -------------------    ------------------
      Net income                                           $         173,241     $          144,780     $         318,021
                                                              ==================    ===================    ==================

                                                                                    December 31, 2003
                                                              ---------------------------------------------------------------

      Assets:                                                    Great-West             Financial
                                                                 Healthcare              Services                Total
                                                              ------------------    -------------------    ------------------
      Investment assets                                    $       1,351,871     $       18,347,959     $      19,699,830
      Other assets                                                   275,005              3,459,820             3,734,825
      Separate account assets                                                            13,175,480            13,175,480
                                                              ------------------    -------------------    ------------------
      Total assets                                         $       1,626,876     $       34,983,259     $      36,610,135
                                                              ==================    ===================    ==================

       The following table summarizes segment financial information for the year ended and as of December 31, 2002:

                                                                              Year Ended December 31, 2002
                                                             ---------------------------------------------------------------
                                                                Great-West              Financial
      Operations:                                               Healthcare              Services                Total
                                                             ------------------     ------------------     -----------------
      Revenue:
       Premium income                                     $          960,191     $        159,904       $       1,120,095
       Fee income                                                    660,423              223,139                 883,562
       Net investment income                                          67,923              851,442                 919,365
       Realized investment gains                                       8,918               32,708                  41,626
                                                             ------------------     ------------------     -----------------
      Total revenue                                                1,697,455            1,267,193               2,964,648
                                                             ------------------     ------------------     -----------------
      Benefits and Expenses:
       Benefits                                                      761,481              831,272               1,592,753
       Operating expenses                                            732,472              225,671                 958,143
                                                             ------------------     ------------------     -----------------
      Total benefits and expenses                                  1,493,953            1,056,943               2,550,896
                                                             ------------------     ------------------     -----------------

      Net operating income before income taxes                       203,502              210,250                 413,752
      Income taxes                                                    67,198               63,017                 130,215
                                                             ------------------     ------------------     -----------------
      Net income                                          $          136,304     $        147,233       $         283,537
                                                             ==================     ==================     =================


                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                      (In Thousands, Except Share Amounts)


      The following table, which summarizes premium and fee income by segment, represents supplemental information for the years ended December 31, 2004, 2003 and 2002:

                                                                                  Year Ended December 31,
                                                              ----------------------------------------------------------------
                                                                    2004                   2003                   2002
                                                              ------------------    -------------------    -------------------
      Premium Income:
      Great-West Healthcare:
      Group Life & Health                                  $        261,957      $        838,194       $        960,191
                                                              ------------------    -------------------    -------------------
               Total Great-West Healthcare                          261,957               838,194                960,191
                                                              ------------------    -------------------    -------------------
      Financial Services:
      Retirement Services                                             1,640                   824                     15
      Individual Markets                                            309,663             1,413,879                159,889
                                                             -------------------    -------------------     ------------------
               Total Financial Services                             311,303             1,414,703                159,904
                                                              ------------------    -------------------    -------------------
      Total premium income                                 $        573,260      $      2,252,897       $      1,120,095
                                                              ==================    ===================    ===================

                                                                                  Year Ended December 31,
                                                              ----------------------------------------------------------------
                                                                    2004                   2003                   2002
                                                              ------------------    -------------------    -------------------
      Fee Income:
      Great-West Healthcare:
      Group Life & Health (uninsured plans)                $        649,113      $        607,369       $        660,423
                                                              ------------------    -------------------    -------------------
               Total Great-West Healthcare                          649,113               607,369                660,423
                                                              ------------------    -------------------    -------------------
      Financial Services:
      Retirement Services                                           226,958               199,374                196,972
      Individual Markets                                             39,573                33,329                 26,167
                                                              ------------------    -------------------    -------------------
               Total Financial Services                             266,531               232,703                223,139
                                                              ------------------    -------------------    -------------------
      Total fee income                                     $        915,644      $        840,072       $        883,562
                                                              ==================    ===================    ===================

16.   OBLIGATIONS RELATING TO DEBT AND LEASES

      The Company enters into operating leases primarily for office space. The following table shows, as of December 31, 2004, scheduled related party debt repayments and minimum annual rental commitments for operating leases having initial or remaining non-cancelable lease terms in excess of one year during the years 2005 through 2009.



                                       2005          2006            2007          2008            2009         Thereafter
                                     ----------    ----------     -----------    ----------     -----------    --------------
      Related party notes         $             $    25,000    $              $              $              $      195,000
      Operating leases                21,968        19,471           17,935       17,463           16,019            7,279
                                     ----------    ----------     -----------    ----------     -----------    --------------
      Total contractual
       obligations                $   21,968    $   44,471     $     17,935   $   17,463     $     16,019   $      202,279
                                     ==========    ==========     ===========    ==========     ===========    ==============

17.   COMMITMENTS AND CONTINGENCIES

      The Company is involved in various legal proceedings, which arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the resolution of these proceedings should not have a material adverse effect on the Company's financial position or the results of its operations.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                                  SCHEDULE III
                       SUPPLEMENTAL INSURANCE INFORMATION
                                 (In Thousands)


                                                                                          Financial
                                                                     Healthcare           Services
As of and for the year ended December 31, 2004                        Segment              Segment              Total
----------------------------------------------
                                                                  -----------------    ----------------    -----------------
Deferred policy acquisition costs                               $                    $       301,603     $       301,603
Future policy benefits, losses, claims, expenses                        323,975           17,580,163          17,904,138
Unearned premiums                                                        37,749                  432              38,181
Other policy claims and benefits payable                                564,623              434,622             999,245
Premium income                                                          261,957              311,303             573,260
Net investment income                                                    46,253              987,054           1,033,307
Benefits, claims, losses and settlement expenses                         68,306            1,067,499           1,135,805
Amortization of deferred policy acquisition costs                                             40,536              40,536
Other operating expenses                                                680,563              287,150             967,713


                                                                                          Financial
                                                                     Healthcare           Services
As of and for the year ended December 31, 2003                        Segment              Segment              Total
----------------------------------------------
                                                                  -----------------    ----------------    -----------------
Deferred policy acquisition costs                               $                    $       284,866     $       284,866
Future policy benefits, losses, claims, expenses                        569,425           18,051,633          18,621,058
Unearned premiums                                                        28,475                  545              29,020
Other policy claims and benefits payable                                623,337              429,965           1,053,302
Premium income                                                          838,194            1,414,703           2,252,897
Net investment income                                                    72,191              916,209             988,400
Benefits, claims, losses and settlement expenses                        567,603            2,116,001           2,683,604
Amortization of deferred policy acquisition costs                                             36,283              36,283
Other operating expenses                                                699,146              266,538             965,684


                                                                                          Financial
                                                                     Healthcare           Services
For the year ended December 31, 2002                                  Segment              Segment              Total
------------------------------------
                                                                  -----------------    ----------------    -----------------
Premium income                                                  $       960,191      $       159,904     $     1,120,095
Net investment income                                                    67,923              851,442             919,365
Benefits, claims, losses and settlement expenses                        761,481              831,272           1,592,753
Amortization of deferred policy acquisition costs                                             38,707              38,707
Other operating expenses                                                732,472              225,671             958,143


                          FUTUREFUNDS SERIES ACCOUNT OF
                            GREAT-WEST LIFE & ANNUITY
                                INSURANCE COMPANY


--------------------------------------------------------------------------------

                    FINANCIAL STATEMENTS FOR THE YEARS ENDED
              DECEMBER 31, 2004 AND 2003 AND REPORT OF INDEPENDENT
                        REGISTERED PUBLIC ACCOUNTING FIRM




FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                                                             AMERICAN      AMERICAN
                                                            AIM SMALL CAP  ALGER AMERICAN  ALGER AMERICAN    CENTURY  CENTURY INCOME
                                              AIM BLUE CHIP     GROWTH       BALANCED      MIDCAP GROWTH  EQUITY INCOME  & GROWTH
                                                PORTFOLIO      PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO    PORTFOLIO
                                              -------------- -------------- --------------- --------------- ------------- ----------




ASSETS:
    Investments at market value (1)              $   1,465,362  $ 2,268,584 $  5,255,349 $  19,366,527  $   8,483,540 $    656,837
    Investment income due and accrued
    Purchase payments receivable                            28        7,481                     21,279          6,436
    Due from Great West Life & Annuity
      Insurance Company                            ------------  -----------  -----------  ------------   ------------  -----------
                                                   ------------  -----------  -----------  ------------   ------------  -----------

       Total assets                                  1,465,390    2,276,065    5,255,349    19,387,806      8,489,976      656,837
                                                   ------------  -----------  -----------  ------------   ------------  -----------
                                                   ------------  -----------  -----------  ------------   ------------  -----------

LIABILITIES:
    Redemptions payable                                                            1,972
    Due to Great West Life & Annuity                       352          548        1,332         4,750          1,962          107
      Insurance Company                            ------------  -----------  -----------  ------------   ------------  -----------
                                                   ------------  -----------  -----------  ------------   ------------  -----------

       Total liabilities                                   352          548        3,304         4,750          1,962          107
                                                   ------------  -----------  -----------  ------------   ------------  -----------
                                                   ------------  -----------  -----------  ------------   ------------  -----------

NET ASSETS                                       $   1,465,038  $ 2,275,517 $  5,252,045 $  19,383,056  $   8,488,014 $    656,730
                                                   ============  ===========  ===========  ============   ============  ===========
                                                   ============  ===========  ===========  ============   ============  ===========

NET ASSETS REPRESENTED BY:
    Accumulation units                           $   1,465,038  $ 2,275,517 $  5,252,045 $  19,383,056  $   8,488,014 $    656,730
    Contracts in payout phase
                                                   ------------  -----------  -----------  ------------   ------------  -----------
                                                   ------------  -----------  -----------  ------------   ------------  -----------

NET ASSETS                                       $   1,465,038  $ 2,275,517 $  5,252,045 $  19,383,056  $   8,488,014 $    656,730
                                                   ============  ===========  ===========  ============   ============  ===========
                                                   ============  ===========  ===========  ============   ============  ===========

ACCUMULATION UNITS OUTSTANDING                         240,475      210,713      470,834     1,401,633        508,080       66,202

UNIT VALUE (ACCUMULATION)                        $        6.09  $     10.80 $      11.15 $       13.83  $       16.71 $       9.92
                                                   ============  ===========  ===========  ============   ============  ===========
                                                   ============  ===========  ===========  ============   ============  ===========

(1) Cost of investments:                         $   1,581,521  $ 2,069,030 $  5,026,781 $  17,598,776  $   7,766,206 $    600,243
    Shares of investments:                             125,459       82,614      387,849       931,083      1,046,059       21,416


The accompanying notes are an integral part of these financial statements.                                              (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------


                                                                 FEDERATED
                                                   ARTISAN       CAPITAL       FIDELITY VIP   FIDELITY VIP FRANKLIN        INVESCO
                                                 INTERNATIONAL   APPRECIATION  CONTRAFUND II  GROWTH       SMALL CAP       DYNAMICS
                                                  PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO    GROWTH FUND I   FUND
                                               ----------------  -------------  ------------- -----------  -------------  ---------

ASSETS:
    Investments at market value (1)              $    6,704,722 $   4,479,480 $ 23,336,697 $ 113,407,683 $    106,095 $   2,694,448
    Investment income due and accrued
    Purchase payments receivable                          7,296        14,190        37,604       76,435
    Due from Great West Life & Annuity
      Insurance Company                            ------------- ------------- ------------- ------------ ------------ -------------
                                                   ------------- ------------- ------------- ------------ ------------ -------------

       Total assets                                   6,712,018     4,493,670    23,374,301  113,484,118      106,095     2,694,448
                                                   ------------- ------------- ------------- ------------ ------------ -------------
                                                   ------------- ------------- ------------- ------------ ------------ -------------

LIABILITIES:
    Redemptions payable                                                                                                         124
    Due to Great West Life & Annuity   1,624              1,033         5,665       26,818           17           664
      Insurance Company                            ------------- ------------- ------------- ------------ ------------ -------------
                                                   ------------- ------------- ------------- ------------ ------------ -------------

       Total liabilities                                  1,624         1,033         5,665       26,818           17           788
                                                   ------------- ------------- ------------- ------------ ------------ -------------
                                                   ------------- ------------- ------------- ------------ ------------ -------------

NET ASSETS                                       $    6,710,394 $   4,492,637 $  23,368,636 $113,457,300 $    106,078 $   2,693,660
                                                   ============= ============= ============= ============ ============ =============
                                                   ============= ============= ============= ============ ============ =============

NET ASSETS REPRESENTED BY:
    Accumulation units                           $    6,710,394 $   4,492,637 $  23,368,636 $113,457,300 $    106,078 $   2,693,660
    Contracts in payout phase
                                                   ------------- ------------- ------------- ------------ ------------ -------------
                                                   ------------- ------------- ------------- ------------ ------------ -------------

NET ASSETS                                       $    6,710,394 $   4,492,637 $  23,368,636 $113,457,300 $    106,078 $   2,693,660
                                                   ============= ============= ============= ============ ============ =============
                                                   ============= ============= ============= ============ ============ =============

ACCUMULATION UNITS OUTSTANDING                          795,921       425,074     1,565,337    5,955,252       14,767       479,407

UNIT VALUE (ACCUMULATION)                        $         8.43 $       10.57 $       14.93 $      19.05 $       7.18 $        5.62
                                                   ============= ============= ============= ============ ============ =============
                                                   ============= ============= ============= ============ ============ =============

(1) Cost of investments:                         $    5,690,058 $   3,893,457 $  20,040,235 $137,456,751 $     96,095 $   2,017,494
    Shares of investments:                              302,833       176,705       876,660    3,542,883        3,106       163,300


The accompanying notes are an integral part of these financial statements.                                              (Continued)


FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
                                                 JANUS ASPEN                                                          LIBERTY ASSET
                                              SERIES WORLDWIDE                JANUS TWENTY  JANUS WORLDWIDE  JENSEN      ALLOCATION
                                              GROWTH PORTFOLIO   JANUS FUND   PORTFOLIO      PORTFOLIO       PORTFOLIO     FUND
                                              ----------------- ------------- ------------  -------------   -----------  ----------


ASSETS:
    Investments at market value (1)              $    3,283,837 $     141,051 $   7,835,298 $  4,229,699 $    954,097 $     224,242
    Investment income due and accrued
    Purchase payments receivable                                          119                                  14,227
    Due from Great West Life & Annuity
     Insurance Company
                                                   ------------- ------------- ------------- ------------ ------------ -------------
                                                   ------------- ------------- ------------- ------------ ------------ -------------

       Total assets                                   3,283,837       141,170     7,835,298    4,229,699      968,324       224,242
                                                   ------------- ------------- ------------- ------------ ------------ -------------
                                                   ------------- ------------- ------------- ------------ ------------ -------------

LIABILITIES:
    Redemptions payable                                   2,835                       2,725        1,671
    Due to Great West Life & Annuity                        625            23         1,856        1,003          224            37
      Insurance Company                            ------------- ------------- ------------- ------------ ------------ -------------
                                                   ------------- ------------- ------------- ------------ ------------ -------------

       Total liabilities                                  3,460            23         4,581        2,674          224            37
                                                   ------------- ------------- ------------- ------------ ------------ -------------
                                                   ------------- ------------- ------------- ------------ ------------ -------------

NET ASSETS                                       $    3,280,377 $     141,147 $   7,830,717 $  4,227,025 $    968,100 $     224,205
                                                   ============= ============= ============= ============ ============ =============
                                                   ============= ============= ============= ============ ============ =============

NET ASSETS REPRESENTED BY:
    Accumulation units                           $    3,280,377 $     141,147 $   7,830,717 $  4,227,025 $    968,100 $     224,205
    Contracts in payout phase
                                                   ------------- ------------- ------------- ------------ ------------ -------------
                                                   ------------- ------------- ------------- ------------ ------------ -------------

NET ASSETS                                       $    3,280,377 $     141,147 $   7,830,717 $  4,227,025 $    968,100 $     224,205
                                                   ============= ============= ============= ============ ============ =============
                                                   ============= ============= ============= ============ ============ =============

ACCUMULATION UNITS OUTSTANDING                          282,164        23,001     1,396,362      740,376       90,975        18,507

UNIT VALUE (ACCUMULATION)                        $        11.63 $        6.14 $        5.61 $       5.71 $      10.64 $       12.11
                                                   ============= ============= ============= ============ ============ =============
                                                   ============= ============= ============= ============ ============ =============

(1) Cost of investments:                         $    3,802,573 $     132,637 $   6,547,362 $  4,118,020 $    904,253 $     198,778
    Shares of investments:                              122,623         5,741       174,895      102,142       39,296        15,121


The accompanying notes are an integral part of these financial statements.                                              (Continued)


FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------



                                                    LLM
                                               INSTITUTIONAL     MAXIM                                                     MAXIM
                                                  ADVISORS     AGGRESSIVE     MAXIM ARIEL   MAXIM ARIEL     MAXIM BOND  CONSERVATIVE
                                                    VALUE       PROFILE I     MIDCAP VALUE  SMALL-CAP VALUE INDEX        PROFILE I
                                                 PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO       PORTFOLIO    PORTFOLIO
                                             ------------- -------------- --------------  ------------      ----------- ------------



ASSETS:
    Investments at market value (1)              $    9,481,432 $  81,275,347 $  75,041,699 $ 60,809,897 $ 10,881,282 $  36,155,674
    Investment income due and accrued
    Purchase payments receivable                          8,460        87,248         5,062       60,755       29,613        45,606
    Due from Great West Life & Annuity Insurance Company
                                                   ------------- ------------- ------------- ------------ ------------ -------------
                                                   ------------- ------------- ------------- ------------ ------------ -------------

       Total assets                                   9,489,892    81,362,595    75,046,761   60,870,652   10,910,895    36,201,280
                                                   ------------- ------------- ------------- ------------ ------------ -------------
                                                   ------------- ------------- ------------- ------------ ------------ -------------

LIABILITIES:
    Redemptions payable
    Due to Great West Life & Annuity Insurance Company    2,315         3,332        17,757        4,669        2,556         1,988
                                                   ------------- ------------- ------------- ------------ ------------ -------------
                                                   ------------- ------------- ------------- ------------ ------------ -------------

       Total liabilities                                  2,315         3,332        17,757        4,669        2,556         1,988
                                                   ------------- ------------- ------------- ------------ ------------ -------------
                                                   ------------- ------------- ------------- ------------ ------------ -------------

NET ASSETS                                       $    9,487,577 $  81,359,263 $  75,029,004 $ 60,865,983 $ 10,908,339 $  36,199,292
                                                   ============= ============= ============= ============ ============ =============
                                                   ============= ============= ============= ============ ============ =============

NET ASSETS REPRESENTED BY:
    Accumulation units                           $    9,487,577 $  81,359,263 $  75,029,004 $ 60,865,983 $ 10,908,339 $  36,199,292
    Contracts in payout phase
                                                   ------------- ------------- ------------- ------------ ------------ -------------
                                                   ------------- ------------- ------------- ------------ ------------ -------------

NET ASSETS                                       $    9,487,577 $  81,359,263 $  75,029,004 $ 60,865,983 $ 10,908,339 $  36,199,292
                                                   ============= ============= ============= ============ ============ =============
                                                   ============= ============= ============= ============ ============ =============

ACCUMULATION UNITS OUTSTANDING                          707,709     5,311,509     2,406,728    2,470,578      824,847     2,509,554

UNIT VALUE (ACCUMULATION)                        $        13.41 $       15.32 $       31.17 $      24.64 $      13.22 $       14.42
                                                   ============= ============= ============= ============ ============ =============
                                                   ============= ============= ============= ============ ============ =============

(1) Cost of investments:                         $    8,019,436 $  69,126,546 $  56,594,735 $ 49,516,917 $ 11,442,344 $  34,509,848
    Shares of investments:                              134,967     6,976,425     3,193,264    4,346,669      848,112     3,496,680


The accompanying notes are an integral part of these financial statements.                                              (Continued)


FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           MAXIM         MAXIM            MAXIM MFS
                                                   MAXIM          MAXIM      MAXIM         LOOMIS SAYLES LOOMIS SAYLES    SMALL-CAP
                                                   GROWTH INDEX   INDEX 600  INVESCO ADR   BOND          SMALL-CAP          GROWTH
                                                   PORTFOLIO      PORTFOLIO  PORTFOLIO     PORTFOLIO     VALUE PORTFOLIO  PORTFOLIO
                                                  -------------  ----------  -----------   -----------   ---------------  ----------


ASSETS:
    Investments at market value (1)              $   19,476,590 $  22,233,606 $  12,156,656 $ 38,141,849 $  9,750,649 $  42,658,816
    Investment income due and accrued
    Purchase payments receivable                         33,021        32,352         5,283       63,850       22,744
    Due from Great West Life & Annuity Insurance Company
                                                   ------------- ------------- ------------- -----------  ------------ -------------
                                                   ------------- ------------- ------------- -----------  ------------ -------------

       Total assets                                  19,509,611    22,265,958    12,161,939   38,205,699    9,773,393    42,658,816
                                                   ------------- ------------- ------------- -----------  ------------ -------------
                                                   ------------- ------------- ------------- -----------  ------------ -------------

LIABILITIES:
    Redemptions payable                                                                                                      31,854
    Due to Great West Life & Annuity Insurance Company    4,778         5,115         2,419        6,204        2,167         9,945
                                                   ------------- ------------- ------------- -----------  ------------ -------------
                                                   ------------- ------------- ------------- -----------  ------------ -------------

       Total liabilities                                  4,778         5,115         2,419        6,204        2,167        41,799
                                                   ------------- ------------- ------------- -----------  ------------ -------------
                                                   ------------- ------------- ------------- -----------  ------------ -------------

NET ASSETS                                       $   19,504,833 $  22,260,843 $  12,159,520 $ 38,199,495 $  9,771,226 $  42,617,017
                                                   ============= ============= ============= ===========  ============ =============
                                                   ============= ============= ============= ===========  ============ =============

NET ASSETS REPRESENTED BY:
    Accumulation units                           $   19,504,833 $  22,260,843 $  12,159,520 $ 38,199,495 $  9,771,226 $  42,617,017
    Contracts in payout phase
                                                   ------------- ------------- ------------- -----------  ------------ -------------
                                                   ------------- ------------- ------------- -----------  ------------ -------------

NET ASSETS                                       $   19,504,833 $  22,260,843 $  12,159,520 $ 38,199,495 $  9,771,226 $  42,617,017
                                                   ============= ============= ============= ===========  ============ =============
                                                   ============= ============= ============= ===========  ============ =============

ACCUMULATION UNITS OUTSTANDING                        1,714,899       916,466       765,220    1,759,210      543,760     2,066,494

UNIT VALUE (ACCUMULATION)                        $        11.37 $       24.29 $       15.89 $      21.71 $      17.97 $       20.62
                                                   ============= ============= ============= ===========  ============ =============
                                                   ============= ============= ============= ===========  ============ =============

(1) Cost of investments:                         $   22,543,784 $  16,896,572 $  10,630,044 $ 34,403,373 $  8,385,495 $  51,203,737
    Shares of investments:                            1,190,501     2,190,503       706,372    3,088,409      469,007     2,649,616


The accompanying notes are an integral part of these financial statements.                                              (Continued)



FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
                                                                MAXIM MODERATELY  MAXIM MODERATELY MAXIM     MAXIM       MAXIM T.
                                               MAXIM MODERATE   AGGRESSIVE        CONSERVATIVE     MONEY     STOCK       ROWE PRICE
                                                  PROFILE I     PROFILE I         PROFILE I        MARKET    INDEX     EQUITY/INCOME
                                                  PORTFOLIO     PORTFOLIO         PORTFOLIO      PORTFOLIO   PORTFOLIO   PORTFOLIO
                                               -------------  ----------------  --------------  ------------  ----------  ----------


ASSETS:
    Investments at market value (1)              $  198,526,768 $ 185,741,639 $  46,852,326 $115,673,887 $396,510,681 $  99,338,127
    Investment income due and accrued                                                              4,666
    Purchase payments receivable                        337,891       241,819        76,322      496,990      601,075        88,690
    Due from Great West Life & Annuity                                                                        118,963         9,343
     Insurance Company                             ------------- ------------- ------------- ------------ ------------ -------------
                                                   ------------- ------------- ------------- ------------ ------------ -------------

       Total assets                                 198,864,659   185,983,458    46,928,648  116,175,543  397,230,719    99,436,160
                                                   ------------- ------------- ------------- ------------ ------------ -------------
                                                   ------------- ------------- ------------- ------------ ------------ -------------

LIABILITIES:
    Redemptions payable
    Due to Great West Life & Annuity   11,318            11,318         7,587         2,417      172,262       95,896        24,393
     Insurance Company                             ------------- ------------- ------------- ------------ ------------ -------------
                                                   ------------- ------------- ------------- ------------ ------------ -------------

       Total liabilities                                 11,318         7,587         2,417      172,262       95,896        24,393
                                                   ------------- ------------- ------------- ------------ ------------ -------------
                                                   ------------- ------------- ------------- ------------ ------------ -------------

NET ASSETS                                       $  198,853,341 $ 185,975,871 $  46,926,231 $116,003,281 $397,134,823 $  99,411,767
                                                   ============= ============= ============= ============ ============ =============
                                                   ============= ============= ============= ============ ============ =============

NET ASSETS REPRESENTED BY:
    Accumulation units                           $  198,853,341 $ 185,975,871 $  46,926,231 $115,668,626 $396,762,230 $  99,368,391
    Contracts in payout phase                                                                    334,655      372,593        43,376
                                                   ------------- ------------- ------------- ------------ ------------ -------------
                                                   ------------- ------------- ------------- ------------ ------------ -------------

NET ASSETS                                       $  198,853,341 $ 185,975,871 $  46,926,231 $116,003,281 $397,134,823 $  99,411,767
                                                   ============= ============= ============= ============ ============ =============
                                                   ============= ============= ============= ============ ============ =============

ACCUMULATION UNITS OUTSTANDING                       13,269,741    12,116,162     3,340,554    6,878,461   10,706,326     3,873,672

UNIT VALUE (ACCUMULATION)                        $        14.99 $       15.35 $       14.05 $      16.82 $      37.06 $       25.65
                                                   ============= ============= ============= ============ ============ =============
                                                   ============= ============= ============= ============ ============ =============

(1) Cost of investments:                         $  181,418,919 $ 165,567,416 $  43,256,612 $115,673,887 $474,873,778 $  90,008,679
    Shares of investments:                           18,080,762    16,236,157     4,420,031  115,673,887   17,941,660     5,346,508


The accompanying notes are an integral part of these financial statements.                                              (Continued)



FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------

                                                                                 MAXIM U.S.                 MFS         OPPENHEIMER
                                           MAXIM T. ROWE      MAXIM TEMPLETON    GOVERNMENT   MAXIM VALUE   STRATEGIC       CAPITAL
                                           PRICE MIDCAP       INTERNATIONAL      SECURITIES    INDEX        GROWTH     APPRECIATION
                                           GROWTH PORTFOLIO   EQUITY PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO
                                           ----------------- -----------------  ------------  -----------   ---------- -------------



ASSETS:
    Investments at market value (1)              $   71,993,286 $ 39,795,430 $ 44,884,438 $  8,552,452  $    458,486 $    2,880,577
    Investment income due and accrued
    Purchase payments receivable                         30,013       18,096       65,442       14,860                       26,545
    Due from Great West Life & Annuity
        Insurance Company                          ------------- ------------ ------------  -----------  ------------  ------------
                                                   ------------- ------------ ------------  -----------  ------------  ------------

       Total assets                                  72,023,299   39,813,526   44,949,880    8,567,312       458,486     2,907,122
                                                   ------------- ------------ ------------  -----------  ------------  ------------
                                                   ------------- ------------ ------------  -----------  ------------  ------------

LIABILITIES:
    Redemptions payable
    Due to Great West Life & Annuity Insurance Company    5,751        9,453       10,930        2,028           107           699
                                                   ------------- ------------ ------------  -----------  ------------  ------------
                                                   ------------- ------------ ------------  -----------  ------------  ------------

       Total liabilities                                  5,751        9,453       10,930        2,028           107           699
                                                   ------------- ------------ ------------  -----------  ------------  ------------
                                                   ------------- ------------ ------------  -----------  ------------  ------------

NET ASSETS                                       $   72,017,548 $ 39,804,073 $ 44,938,950 $  8,565,284  $    458,379 $   2,906,423
                                                   ============= ============ ============  ===========  ============  ============
                                                   ============= ============ ============  ===========  ============  ============

NET ASSETS REPRESENTED BY:
    Accumulation units                           $   72,017,548 $ 39,804,073 $ 44,938,950 $  8,565,284  $    458,379 $   2,906,423
    Contracts in payout phase
                                                   ------------- ------------ ------------  -----------  ------------  ------------
                                                   ------------- ------------ ------------  -----------  ------------  ------------

NET ASSETS                                       $   72,017,548 $ 39,804,073 $ 44,938,950 $  8,565,284  $    458,379 $   2,906,423
                                                   ============= ============ ============  ===========  ============  ============
                                                   ============= ============ ============  ===========  ============  ============

ACCUMULATION UNITS OUTSTANDING                        3,560,082    2,306,628    2,579,394      618,252        43,463       274,261

UNIT VALUE (ACCUMULATION)                        $        20.23 $      17.26 $      17.42 $      13.85  $      10.55 $       10.60
                                                   ============= ============ ============  ===========  ============  ============
                                                   ============= ============ ============  ===========  ============  ============

(1) Cost of investments:                         $   64,280,005 $ 33,571,915 $ 44,867,154 $  8,109,170  $    427,789 $   2,595,248
    Shares of investments:                            4,234,899    2,900,542    4,043,643      594,333        24,259        69,883


The accompanying notes are an integral part of these financial statements.                                              (Continued)



FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------

                                                 OPPENHEIMER    PIMCO TOTAL   PIONEER        RS DIVERSIFIED RS EMERGING        TOTAL
                                                    GLOBAL A    RETURN        EQUITY-INCOME  GROWTH         GROWTH       FUTUREFUNDS
                                                   PORTFOLIO    PORTFOLIO     VCT PORTFOLIO  PORTFOLIO      PORTFOLIO SERIES ACCOUNT
                                                  ----------  -------------- --------------  -------------- --------- --------------


ASSETS:
    Investments at market value (1)              $    2,468,470 $  9,285,047 $  1,376,288 $    793,466  $  4,802,754 $1,852,891,167
    Investment income due and accrued                                 23,013                                                27,679
    Purchase payments receivable                         25,508        2,547       17,318        7,078                   2,629,283
    Due from Great West Life & Annuity Insurance Company                                                                   128,306
                                                   ------------- ------------  ----------- ------------  ------------ -------------
                                                   ------------- ------------  ----------- ------------  ------------ -------------

       Total assets                                   2,493,978    9,310,607    1,393,606      800,544     4,802,754  1,855,676,435
                                                   ------------- ------------  ----------- ------------  ------------ -------------
                                                   ------------- ------------  ----------- ------------  ------------ -------------

LIABILITIES:
    Redemptions payable                                                                                        3,625        44,806
    Due to Great West Life & Annuity Insurance Company      532        2,279          325          176         1,173       459,211
                                                   ------------- ------------  ----------- ------------  ------------ -------------
                                                   ------------- ------------  ----------- ------------  ------------ -------------

       Total liabilities                                    532        2,279          325          176         4,798       504,017
                                                   ------------- ------------  ----------- ------------  ------------ -------------
                                                   ------------- ------------  ----------- ------------  ------------ -------------

NET ASSETS                                       $    2,493,446 $  9,308,328 $  1,393,281 $    800,368  $  4,797,956 $1,855,172,418
                                                   ============= ============  =========== ============  ============ =============
                                                   ============= ============  =========== ============  ============ =============

NET ASSETS REPRESENTED BY:
    Accumulation units                           $    2,493,446 $  9,308,328 $  1,393,281 $    800,368  $  4,797,956 $1,854,421,794
    Contracts in payout phase                                                                                              750,624
                                                   ------------- ------------  ----------- ------------  ------------ -------------
                                                   ------------- ------------  ----------- ------------  ------------ -------------

NET ASSETS                                       $    2,493,446 $  9,308,328 $  1,393,281 $    800,368  $  4,797,956 $1,855,172,418
                                                   ============= ============  =========== ============  ============ =============
                                                   ============= ============  =========== ============  ============ =============

ACCUMULATION UNITS OUTSTANDING                          207,218      809,118      119,322       69,852       904,514

UNIT VALUE (ACCUMULATION)                        $        12.03 $      11.50 $      11.68 $      11.46  $       5.30
                                                   ============= ============  =========== ============  ============
                                                   ============= ============  =========== ============  ============

(1) Cost of investments:                         $    2,239,844 $  9,401,124 $  1,166,124 $    728,091  $  4,074,154 $1,835,073,010
    Shares of investments:                               40,620      870,201       66,552       34,970       148,416


The accompanying notes are an integral part of these financial statements.                                              (Concluded)



FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
                                                             AIM SMALL CAP  ALGER AMERICAN ALGER AMERICAN    AMERICAN      AMERICAN
                                              AIM BLUE CHIP  GROWTH         BALANCED       MIDCAP GROWTH      CENTURY       CENTURY
                                                  PORTFOLIO  PORTFOLIO      PORTFOLIO      PORTFOLIO    EQUITY INCOME INCOME&GROWTH
                                                                                                            PORTFOLIO     PORTFOLIO
                                                 ----------- -------------  -------------  ------------ ------------- --------------


INVESTMENT INCOME:
    Dividends                                    $            0 $           0 $      90,884 $          0  $    172,349 $     16,200

EXPENSES:
    Mortality and expense risk                           18,047        22,158        69,329      201,121        74,002        5,582
                                                   ------------- ------------- ------------- ------------  ------------ ------------
                                                   ------------- ------------- ------------- ------------  ------------ ------------

NET INVESTMENT INCOME (LOSS)                            (18,047)      (22,158)       21,555     (201,121)       98,347       10,618
                                                   ------------- ------------- ------------- ------------  ------------ ------------
                                                   ------------- ------------- ------------- ------------  ------------ ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain (loss) on sale of fund shares        (127,734)       29,624      (133,325)    (815,662)      160,011       17,945
    Realized gain distributions                               0             0             0            0       415,545            0
                                                   ------------- ------------- ------------- ------------  ------------ ------------
                                                   ------------- ------------- ------------- ------------  ------------ ------------

    Net realized gain (loss)                           (127,734)       29,624      (133,325)    (815,662)      575,556       17,945
                                                   ------------- ------------- ------------- ------------  ------------ ------------
                                                   ------------- ------------- ------------- ------------  ------------ ------------

    Change in net unrealized appreciation (depreciation)
       on investments                                   182,797        90,018       275,730    2,972,732       140,256       19,251
                                                   ------------- ------------- ------------- ------------  ------------ ------------
                                                   ------------- ------------- ------------- ------------  ------------ ------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                    $       37,016 $      97,484 $     163,960 $  1,955,949  $    814,159 $     47,814
                                                   ============= ============= ============= ============  ============ ============
                                                   ============= ============= ============= ============  ============ ============


INVESTMENT INCOME RATIO (2004)                                                          1.52%                      2.48%      2.17%
                                                                                 ============                =========== ===========
                                                                                 ============                =========== ===========

INVESTMENT INCOME RATIO (2003)                                                          2.16%                      3.09%      1.88%
                                                                                 ============                =========== ===========
                                                                                 ============                =========== ===========

INVESTMENT INCOME RATIO (2002)                                                          1.66%                      2.50%      1.59%
                                                                                 ============                =========== ===========
                                                                                 ============                =========== ===========

INVESTMENT INCOME RATIO (2001)                                                          1.52%                      2.71%      1.38%
                                                                                 ============                =========== ===========
                                                                                 ============                =========== ===========


The accompanying notes are an integral part of these financial statements.                                              (Continued)




FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
                                                                    FEDERATED
                                                     ARTISAN        CAPITAL       FIDELITY VIP   FIDELITY    FRANKLIN       INVESCO
                                                     INTERNATIONAL  APPRECIATION  CONTRAFUND II  VIP GROWTH  SMALL CAP     DYNAMICS
                                                     PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO   GROWTH FUND I     FUND
                                                     -------------  ------------  -------------  ----------- ------------- --------


INVESTMENT INCOME:
    Dividends                                    $       36,325 $      37,207 $     64,371 $    300,310  $          0 $          0

EXPENSES:
    Mortality and expense risk                           60,772        40,389      226,569    1,236,991         1,353       32,557
                                                   ------------- ------------- ------------ ------------  ------------ ------------
                                                   ------------- ------------- ------------ ------------  ------------ ------------

NET INVESTMENT LOSS                                     (24,447)       (3,182)    (162,198)    (936,681)       (1,353)     (32,557)
                                                   ------------- ------------- ------------ ------------  ------------ ------------
                                                   ------------- ------------- ------------ ------------  ------------ ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain (loss) on sale of fund shares         230,254        73,395       18,234   (5,732,138)       25,251      101,440
    Realized gain distributions                               0         3,796            0            0             0            0
                                                   ------------- ------------- ------------ ------------  ------------ ------------
                                                   ------------- ------------- ------------ ------------  ------------ ------------

    Net realized gain (loss)                            230,254        77,191       18,234   (5,732,138)       25,251      101,440
                                                   ------------- ------------- ------------ ------------  ------------ ------------
                                                   ------------- ------------- ------------ ------------  ------------ ------------

    Change in net unrealized appreciation (depreciation)
       on investments                                   675,148       164,573    2,973,224    9,050,953       (17,190)     201,790
                                                   ------------- ------------- ------------ ------------  ------------ ------------
                                                   ------------- ------------- ------------ ------------  ------------ ------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                    $      880,955 $     238,582 $  2,829,260 $  2,382,134  $      6,708 $    270,673
                                                   ============= ============= ============ ============  ============ ============
                                                   ============= ============= ============ ============  ============ ============


INVESTMENT INCOME RATIO (2004)                            0.67%         0.98%        0.31%        0.26%
                                                   ============= ============= ============ ============
                                                   ============= ============= ============ ============

INVESTMENT INCOME RATIO (2003)                            1.32%         0.71%        0.44%        0.26%
                                                   ============= ============= ============ ============
                                                   ============= ============= ============ ============

INVESTMENT INCOME RATIO (2002)                            0.70%         0.81%        0.80%        0.26%
                                                   ============= ============= ============ ============
                                                   ============= ============= ============ ============

INVESTMENT INCOME RATIO (2001)                            0.38%                      0.77%        0.08%         0.33%
                                                   =============               ============ ============  ============
                                                   =============               ============ ============  ============


The accompanying notes are an integral part of these financial statements.                                              (Continued)



FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
                                                     JANUS ASPEN                                   JANUS               LIBERTY ASSET
                                                     SERIES WORLDWIDE    JANUS     JANUS TWENTY   WORLDWIDE    JENSEN     ALLOCATION
                                                     GROWTH PORTFOLIO    FUND      PORTFOLIO      PORTFOLIO    PORTFOLIO        FUND
                                                     ------------------ --------   ------------   ----------   --------- -----------



INVESTMENT INCOME:
    Dividends                                    $       37,481 $           0 $       2,057 $     31,744  $     2,034 $       4,744

EXPENSES:
    Mortality and expense risk                           34,782           985        79,683       51,104        2,608         1,581
                                                   ------------- ------------- ------------- ------------  ----------- -------------
                                                   ------------- ------------- ------------- ------------  ----------- -------------

NET INVESTMENT INCOME (LOSS)                              2,699          (985)      (77,626)     (19,360)        (574)        3,163
                                                   ------------- ------------- ------------- ------------  ----------- -------------
                                                   ------------- ------------- ------------- ------------  ----------- -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain (loss) on sale of fund shares        (723,920)        6,064      (537,370)    (625,572)       1,355         1,620
    Realized gain distributions                               0             0             0            0            0             0
                                                   ------------- ------------- ------------- ------------  ----------- -------------
                                                   ------------- ------------- ------------- ------------  ----------- -------------

    Net realized gain (loss)                           (723,920)        6,064      (537,370)    (625,572)       1,355         1,620
                                                   ------------- ------------- ------------- ------------  ----------- -------------
                                                   ------------- ------------- ------------- ------------  ----------- -------------

    Change in net unrealized appreciation (depreciation)
       on investments                                   797,441        (1,380)    2,085,633      773,130       49,844        14,491
                                                   ------------- ------------- ------------- ------------  ----------- -------------
                                                   ------------- ------------- ------------- ------------  ----------- -------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                    $       76,220 $       3,699 $   1,470,637 $    128,198  $    50,625 $      19,274
                                                   ============= ============= ============= ============  =========== =============
                                                   ============= ============= ============= ============  =========== =============


INVESTMENT INCOME RATIO (2004)                            0.94%                       0.03%        0.68%        0.38%         2.24%
                                                   =============               ============= ============  =========== =============
                                                   =============               ============= ============  =========== =============

INVESTMENT INCOME RATIO (2003)                            1.13%                       0.55%        1.03%                      3.39%
                                                   =============               ============= ============              =============
                                                   =============               ============= ============              =============

INVESTMENT INCOME RATIO (2002)                            0.92%                       0.68%        0.84%                      3.52%
                                                   =============               ============= ============              =============
                                                   =============               ============= ============              =============

INVESTMENT INCOME RATIO (2001)                            0.49%                       0.86%        0.03%                      2.72%
                                                   =============               ============= ============              =============
                                                   =============               ============= ============              =============


The accompanying notes are an integral part of these financial statements.                                              (Continued)



FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------

                                                        LM         MAXIM         MAXIM ARIEL  MAXIM ARIEL                     MAXIM
                                                  INSTITUTIONAL    AGGRESSIVE    MIDCAP       SMALL-CAP    MAXIM BOND  CONSERVATIVE
                                                  ADVISORS VALUE   PROFILE I     VALUE        VALUE        INDEX          PROFILE I
                                                  PORTFOLIO        PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO      PORTFOLIO
                                                  --------------  -------------  -----------  -----------  ----------  -------------


INVESTMENT INCOME:
    Dividends                                    $            0 $  1,118,478 $    184,317 $     90,295  $    453,070 $   1,021,362

EXPENSES:
    Mortality and expense risk                           86,013      128,124      779,445      178,415       115,317        88,835
                                                   ------------- ------------ ------------ ------------  ------------ -------------
                                                   ------------- ------------ ------------ ------------  ------------ -------------

NET INVESTMENT INCOME (LOSS)                            (86,013)     990,354     (595,128)     (88,120)      337,753       932,527
                                                   ------------- ------------ ------------ ------------  ------------ -------------
                                                   ------------- ------------ ------------ ------------  ------------ -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain (loss) on sale of fund shares         323,225      (62,070)   2,278,380    1,010,312       (45,567)       13,107
    Realized gain distributions                               0            0    2,924,357    3,081,800       309,086             0
                                                   ------------- ------------ ------------ ------------  ------------ -------------
                                                   ------------- ------------ ------------ ------------  ------------ -------------

    Net realized gain (loss)                            323,225      (62,070)   5,202,737    4,092,112       263,519        13,107
                                                   ------------- ------------ ------------ ------------  ------------ -------------
                                                   ------------- ------------ ------------ ------------  ------------ -------------

    Change in net unrealized appreciation (depreciation)
       on investments                                   728,147   10,158,886    2,954,948    5,891,552      (384,331)    1,257,431
                                                   ------------- ------------ ------------ ------------  ------------ -------------
                                                   ------------- ------------ ------------ ------------  ------------ -------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                    $      965,359 $ 11,087,170 $  7,562,557 $  9,895,544  $    216,941 $   2,203,065
                                                   ============= ============ ============ ============  ============ =============
                                                   ============= ============ ============ ============  ============ =============


INVESTMENT INCOME RATIO (2004)                                         1.66%        0.26%        0.19%         4.24%         3.03%
                                                                 ============ ============ ============  ============ =============
                                                                 ============ ============ ============  ============ =============

INVESTMENT INCOME RATIO (2003)                                         0.61%        0.17%        0.06%         4.48%         3.39%
                                                                 ============ ============ ============  ============ =============
                                                                 ============ ============ ============  ============ =============

INVESTMENT INCOME RATIO (2002)                                         0.41%        0.22%        0.10%         5.33%        11.37%
                                                                 ============ ============ ============  ============ =============
                                                                 ============ ============ ============  ============ =============

INVESTMENT INCOME RATIO (2001)                                         0.95%        0.35%        0.72%         6.36%        11.19%
                                                                 ============ ============ ============  ============ =============
                                                                 ============ ============ ============  ============ =============


The accompanying notes are an integral part of these financial statements.                                              (Continued)


FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
                                                                                MAXIM                                     MAXIM MFS
                                                                   MAXIM        INVESCO    MAXIM LOOMIS  MAXIM LOOMIS     SMALL-CAP
                                                MAXIM GROWTH       INDEX 600    ADR        SAYLES BOND   SAYLES SMALL-CAP    GROWTH
                                                INDEX PORTFOLIO    PORTFOLIO    PORTFOLIO  PORTFOLIO     VALUE PORTFOLIO  PORTFOLIO
                                                ----------------  -----------   ---------- ------------  ---------------- ---------




Dividends                                      $     261,666 $      70,274 $     182,360 $   2,561,593 $     13,368 $           0


Mortality and expense risk                           212,147       208,489        96,161       273,271       80,510       451,779
                                                 ------------ ------------- ------------- ------------- ------------ -------------
                                                 ------------ ------------- ------------- ------------- ------------ -------------

                                                      49,519      (138,215)       86,199     2,288,322      (67,142)     (451,779)
                                                 ------------ ------------- ------------- ------------- ------------ -------------
                                                 ------------ ------------- ------------- ------------- ------------ -------------


Realized gain (loss) on sale of fund shares       (1,319,795)      462,896      (115,811)      603,279      238,789    (4,050,773)
Realized gain distributions                                0       636,694             0             0      899,942             0
                                                 ------------ ------------- ------------- ------------- ------------ -------------
                                                 ------------ ------------- ------------- ------------- ------------ -------------

Net realized gain (loss)                          (1,319,795)    1,099,590      (115,811)      603,279    1,138,731    (4,050,773)
                                                 ------------ ------------- ------------- ------------- ------------ -------------
                                                 ------------ ------------- ------------- ------------- ------------ -------------

Change in net unrealized appreciation (depreciation)
   on investments                                  2,149,607     2,816,692     1,898,298       443,421      519,276     6,325,630
                                                 ------------ ------------- ------------- ------------- ------------ -------------
                                                 ------------ ------------- ------------- ------------- ------------ -------------


RESULTING FROM OPERATIONS                      $     879,331 $   3,778,067 $   1,868,686 $   3,335,022 $  1,590,865 $   1,823,078
                                                 ============ ============= ============= ============= ============ =============
                                                 ============ ============= ============= ============= ============ =============


                                                       1.38%         0.36%         1.76%         7.56%        0.17%
                                                 ============ ============= ============= ============= ============
                                                 ============ ============= ============= ============= ============

                                                       1.07%         0.20%         1.58%         6.73%        0.09%
                                                 ============ ============= ============= ============= ============
                                                 ============ ============= ============= ============= ============

                                                       0.73%         0.24%         1.65%         9.14%        0.37%
                                                 ============ ============= ============= ============= ============
                                                 ============ ============= ============= ============= ============

                                                       0.34%         0.18%         0.88%         8.55%        0.50%
                                                 ============ ============= ============= ============= ============
                                                 ============ ============= ============= ============= ============


                                                                                                                         Continued)



FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
                                                  MAXIM         MAXIM MODERATELY MAXIM MODERATELY                           MAXIM T.
                                                  MODERATE      AGGRESSIVE       CONSERVATIVE   MAXIM MONEY MAXIM STOCK  ROWE PRICE
                                                  PROFILE I     PROFILE I        PROFILE I      MARKET      INDEX     EQUITY/INCOME
                                                  PORTFOLIO     PORTFOLIO        PORTFOLIO      PORTFOLIO   PORTFOLIO     PORTFOLIO
                                                  ------------- ---------------  ------------   ----------  ---------- ------------


INVESTMENT INCOME:
    Dividends                                    $    3,964,077 $   3,430,872 $   1,094,027 $ 1,190,740  $  5,402,032 $   1,449,677

EXPENSES:
    Mortality and expense risk                          435,853       297,334       101,533   1,393,231     4,305,205     1,019,977
                                                   ------------- ------------- ------------- -----------  ------------ -------------
                                                   ------------- ------------- ------------- -----------  ------------ -------------

NET INVESTMENT INCOME (LOSS)                          3,528,224     3,133,538       992,494    (202,491)    1,096,827       429,700
                                                   ------------- ------------- ------------- -----------  ------------ -------------
                                                   ------------- ------------- ------------- -----------  ------------ -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain (loss) on sale of fund shares          27,299        54,217         5,359           0   (13,764,373)      277,953
    Realized gain distributions                               0             0             0           0    38,283,835     2,864,823
                                                   ------------- ------------- ------------- -----------  ------------ -------------
                                                   ------------- ------------- ------------- -----------  ------------ -------------

    Net realized gain                                    27,299        54,217         5,359           0    24,519,462     3,142,776
                                                   ------------- ------------- ------------- -----------  ------------ -------------
                                                   ------------- ------------- ------------- -----------  ------------ -------------

    Change in net unrealized appreciation (depreciation)
       on investments                                13,574,316    17,520,428     2,870,533           0     9,600,108     8,394,423
                                                   ------------- ------------- ------------- -----------  ------------ -------------
                                                   ------------- ------------- ------------- -----------  ------------ -------------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                    $   17,129,839 $  20,708,183 $   3,868,386 $  (202,491) $ 35,216,397 $  11,966,899
                                                   ============= ============= ============= ===========  ============ =============
                                                   ============= ============= ============= ===========  ============ =============


INVESTMENT INCOME RATIO (2004)                            2.63%         2.21%         2.69%       0.92%         1.39%         1.59%
                                                   ============= ============= ============= ===========  ============ =============
                                                   ============= ============= ============= ===========  ============ =============

INVESTMENT INCOME RATIO (2003)                            2.16%         1.68%         2.68%       0.73%         1.21%         1.59%
                                                   ============= ============= ============= ===========  ============ =============
                                                   ============= ============= ============= ===========  ============ =============

INVESTMENT INCOME RATIO (2002)                            2.42%         1.67%         3.02%       1.38%         0.97%         1.42%
                                                   ============= ============= ============= ===========  ============ =============
                                                   ============= ============= ============= ===========  ============ =============

INVESTMENT INCOME RATIO (2001)                            2.86%         2.01%         3.38%       3.69%         0.69%         1.36%
                                                   ============= ============= ============= ===========  ============ =============
                                                   ============= ============= ============= ===========  ============ =============


The accompanying notes are an integral part of these financial statements.                                              (Continued)




FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------

                                                                                   MAXIM U.S.   MAXIM      MFS          OPPENHEIMER
                                               MAXIM T. ROWE      MAXIM TEMPLETON  GOVERNMENT   VALUE      STRATEGIC        CAPITAL
                                               PRICE MIDCAP       INTERNATIONAL    SECURITIES   INDEX      GROWTH      APPRECIATION
                                               GROWTH PORTFOLIO   EQUITY PORTFOLIO PORTFOLIO    PORTFOLIO  PORTFOLIO      PORTFOLIO
                                               ------------------ ---------------- ----------   ---------- ----------- ------------


INVESTMENT INCOME:
    Dividends                                    $            0 $     492,396 $   1,915,719 $    121,243  $         0 $           0

EXPENSES:
    Mortality and expense risk                          227,913       395,100       524,356       91,030        5,265        24,764
                                                   ------------- ------------- ------------- ------------  ----------- -------------
                                                   ------------- ------------- ------------- ------------  ----------- -------------

NET INVESTMENT INCOME (LOSS)                           (227,913)       97,296     1,391,363       30,213       (5,265)      (24,764)
                                                   ------------- ------------- ------------- ------------  ----------- -------------
                                                   ------------- ------------- ------------- ------------  ----------- -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain (loss) on sale of fund shares         715,205        81,549       152,639     (344,170)       4,430        65,170
    Realized gain distributions                       7,306,793       257,783        59,836            0            0             0
                                                   ------------- ------------- ------------- ------------  ----------- -------------
                                                   ------------- ------------- ------------- ------------  ----------- -------------

    Net realized gain (loss)                          8,021,998       339,332       212,475     (344,170)       4,430        65,170
                                                   ------------- ------------- ------------- ------------  ----------- -------------
                                                   ------------- ------------- ------------- ------------  ----------- -------------

    Change in net unrealized appreciation
       on investments                                 2,668,102     5,570,807      (354,614)   1,374,876       12,932       105,004
                                                   ------------- ------------- ------------- ------------  ----------- -------------
                                                   ------------- ------------- ------------- ------------  ----------- -------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                    $   10,462,187 $   6,007,435 $   1,249,224 $  1,060,919  $    12,097 $     145,410
                                                   ============= ============= ============= ============  =========== =============
                                                   ============= ============= ============= ============  =========== =============


INVESTMENT INCOME RATIO (2004)                                          1.37%         4.07%        1.44%
                                                                 ============= ============= ============
                                                                 ============= ============= ============

INVESTMENT INCOME RATIO (2003)                                          1.38%         4.15%        2.74%
                                                                 ============= ============= ============
                                                                 ============= ============= ============

INVESTMENT INCOME RATIO (2002)                                          0.53%         5.50%        1.84%
                                                                 ============= ============= ============
                                                                 ============= ============= ============

INVESTMENT INCOME RATIO (2001)                                          0.90%         5.63%        1.04%
                                                                 ============= ============= ============
                                                                 ============= ============= ============


The accompanying notes are an integral part of these financial statements.                                              (Continued)




FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
                                                     OPPENHEIMER   PIMCO TOTAL  PIONEER        RS           RS               TOTAL
                                                     GLOBAL A      RETURN       EQUITY-INCOME  DIVERSIFIED  EMERGING   FUTUREFUNDS
                                                     PORTFOLIO     PORTFOLIO    VCT PORTFOLIO  GROWTH       GROWTH          SERIES
                                                                                               PORTFOLIO    PORTFOLIO      ACCOUNT
                                                     -----------  -----------  --------------  -----------  ---------  ------------


INVESTMENT INCOME:
    Dividends                                    $       10,502 $     177,797 $      23,811 $          0 $          0 $  26,025,382

EXPENSES:
    Mortality and expense risk                            4,446        93,646        11,886        2,112       56,969    13,848,739
                                                   ------------- ------------- ------------- ------------ ------------ -------------
                                                   ------------- ------------- ------------- ------------ ------------ -------------

NET INVESTMENT INCOME (LOSS)                              6,056        84,151        11,925       (2,112)     (56,969)   12,176,643
                                                   ------------- ------------- ------------- ------------ ------------ -------------
                                                   ------------- ------------- ------------- ------------ ------------ -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain (loss) on sale of fund shares          11,776        (3,798)       28,103       43,763      435,632   (20,903,802)
    Realized gain distributions                               0       276,086             0            0            0    57,320,376
                                                   ------------- ------------- ------------- ------------ ------------ -------------
                                                   ------------- ------------- ------------- ------------ ------------ -------------

    Net realized gain                                    11,776       272,288        28,103       43,763      435,632    36,416,574
                                                   ------------- ------------- ------------- ------------ ------------ -------------
                                                   ------------- ------------- ------------- ------------ ------------ -------------

    Change in net unrealized appreciation (depreciation)
       on investments                                   228,626       (52,855)      128,325       65,375      113,578   117,027,962
                                                   ------------- ------------- ------------- ------------ ------------ -------------
                                                   ------------- ------------- ------------- ------------ ------------ -------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                    $      246,458 $     303,584 $     168,353 $    107,026 $    492,241 $ 165,621,179
                                                   ============= ============= ============= ============ ============ =============
                                                   ============= ============= ============= ============ ============ =============


INVESTMENT INCOME RATIO (2004)                            1.01%         2.13%         2.17%
                                                   ============= ============= =============
                                                   ============= ============= =============

INVESTMENT INCOME RATIO (2003)                                          3.08%         2.10%
                                                                 ============= =============
                                                                 ============= =============

INVESTMENT INCOME RATIO (2002)                                          2.53%         2.11%
                                                                 ============= =============
                                                                 ============= =============

INVESTMENT INCOME RATIO (2001)                                                        1.61%
                                                                               =============
                                                                               =============


The accompanying notes are an integral part of these financial statements.                                              (Concluded)




FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
------------------------------------------------------------------------------------------------------------------------------------

                                                  AIM BLUE CHIP PORTFOLIO       AIM SMALL CAP GROWTH        ALGER AMERICAN BALANCED
                                                                                      PORTFOLIO                     PORTFOLIO
                                                 --------------------------- ---------------------------  --------------------------
                                                 --------------------------- ---------------------------  --------------------------
                                                     2004           2003          2004           2003          2004          2003
                                                 -------------  ------------ ------------   ------------  -------------  -----------
                                                 -------------  ------------ ------------   ------------  -------------  -----------


INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $      (18,047)$   (21,674)$  (22,158) $     (7,441)$       21,555 $       71,858
    Net realized gain (loss)                           (127,734)   (332,392)    29,624        88,203       (133,325)      (507,794)
    Change in net realized appreciation (depreciation)
       on investments                                   182,797     766,360     90,018       113,445        275,730      1,623,031
                                                   ------------- ----------- ----------  ------------  -------------  -------------
                                                   ------------- ----------- ----------  ------------  -------------  -------------

    Increase in net assets resulting
       from operations                                   37,016     412,294     97,484       194,207        163,960      1,187,095
                                                   ------------- ----------- ----------  ------------  -------------  -------------
                                                   ------------- ----------- ----------  ------------  -------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                    10,329      13,606    323,059       108,919              0        651,004
    Redemptions                                        (265,571)   (126,710)  (227,168)      (50,515)      (668,914)      (798,194)
    Transfers, net                                     (278,262)   (311,762)   407,682     1,282,987     (1,204,153)    (1,174,312)
    Contract maintenance charges                           (842)     (1,141)      (421)         (108)        (4,555)        (6,051)
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   ------------- ----------- ----------  ------------  -------------  -------------
                                                   ------------- ----------- ----------  ------------  -------------  -------------

    Increase (decrease) in net assets resulting from
       contract transactions                           (534,346)   (426,007)   503,152     1,341,283     (1,877,622)    (1,327,553)
                                                   ------------- ----------- ----------  ------------  -------------  -------------
                                                   ------------- ----------- ----------  ------------  -------------  -------------

    Total increase (decrease) in net assets            (497,330)    (13,713)   600,636     1,535,490     (1,713,662)      (140,458)

NET ASSETS:
    Beginning of period                               1,962,368   1,976,081  1,674,881       139,391      6,965,707      7,106,165
                                                   ------------- ----------- ----------  ------------  -------------  -------------
                                                   ------------- ----------- ----------  ------------  -------------  -------------

    End of period                                $    1,465,038 $ 1,962,368 $2,275,517  $  1,674,881 $    5,252,045 $    6,965,707
                                                   ============= =========== ==========  ============  =============  =============
                                                   ============= =========== ==========  ============  =============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                          8,333      13,035    141,169       239,885          6,937        113,278
    Units redeemed                                     (101,547)    (95,946)   (94,347)      (94,756)      (181,603)      (242,023)
                                                   ------------- ----------- ----------  ------------  -------------  -------------
                                                   ------------- ----------- ----------  ------------  -------------  -------------

    Net increase (decrease)                             (93,214)    (82,911)    46,822       145,129       (174,666)      (128,745)
                                                   ============= =========== ==========  ============  =============  =============
                                                   ============= =========== ==========  ============  =============  =============


The accompanying notes are an integral part of these financial statements.                                              (Continued)




FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           AMERICAN
                                                                                                                            CENTURY
                                                                                                                           INCOME &
                                                                                                                             GROWTH
                                                                ALGER AMERICAN MIDCAP GROWTH    AMERICAN CENTURY EQUITY     ADVISOR
                                                                          PORTFOLIO                 INCOME PORTFOLIO      PORTFOLIO
                                                                 ---------------------------   ---------------------------  --------
                                                                 ---------------------------   ---------------------------  --------
                                                                     2004          2003           2004           2003          2003
                                                                 -------------  ------------   ------------  -------------  --------
                                                                 -------------  ------------   ------------  -------------  --------
                                                                                                                                (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                               $     (201,121)$   (141,696) $     98,347 $      82,225 $         54
    Net realized gain (loss)                                         (815,662)  (1,280,760)      575,556        93,681         (648)
    Change in net realized appreciation (depreciation)
       on investments                                               2,972,732    6,136,679       140,256       756,871          796
                                                                 ------------- ------------  ------------ ------------- ------------
                                                                 ------------- ------------  ------------ ------------- ------------

    Increase in net assets resulting
       from operations                                              1,955,949    4,714,223       814,159       932,777          202
                                                                 ------------- ------------  ------------ ------------- ------------
                                                                 ------------- ------------  ------------ ------------- ------------

CONTRACT TRANSACTIONS:
    Purchase payments                                               1,992,332    1,651,583     1,029,708       732,567            0
    Redemptions                                                    (1,448,262)    (759,779)     (746,122)     (368,635)           0
    Transfers, net                                                     64,881    1,788,259     1,071,339     1,679,146       (3,229)
    Contract maintenance charges                                       (6,910)      (5,941)       (1,886)       (1,287)           0
    Adjustments to net assets allocated to contracts
       in payout phase
                                                                 ------------- ------------  ------------ ------------- ------------
                                                                 ------------- ------------  ------------ ------------- ------------

    Increase (decrease) in net assets resulting from
       contract transactions                                          602,041    2,674,122     1,353,039     2,041,791       (3,229)
                                                                 ------------- ------------  ------------ ------------- ------------
                                                                 ------------- ------------  ------------ ------------- ------------

    Total increase (decrease) in net assets                         2,557,990    7,388,345     2,167,198     2,974,568       (3,027)

NET ASSETS:
    Beginning of period                                            16,825,066    9,436,721     6,320,816     3,346,248        3,027
                                                                 ------------- ------------  ------------ ------------- ------------
                                                                 ------------- ------------  ------------ ------------- ------------

    End of period                                              $   19,383,056 $ 16,825,066  $  8,488,014 $   6,320,816 $          0
                                                                 ============= ============  ============ ============= ============
                                                                 ============= ============  ============ ============= ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                                      366,583      424,806       209,225       215,511        1,525
    Units redeemed                                                   (323,924)    (179,932)     (121,052)      (68,790)      (1,899)
                                                                 ------------- ------------  ------------ ------------- ------------
                                                                 ------------- ------------  ------------ ------------- ------------

    Net increase (decrease)                                            42,659      244,874        88,173       146,721         (374)
                                                                 ============= ============  ============ ============= ============
                                                                 ============= ============  ============ ============= ============


(1) The portfolio ceased operations on April 14, 2003.

The accompanying notes are an integral part of these financial statements.                                              (Continued)




FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                     AMERICAN CENTURY INCOME &     ARTISAN INTERNATIONAL          FEDERATED CAPITAL
                                                         GROWTH PORTFOLIO                PORTFOLIO           APPRECIATION PORTFOLIO
                                                   ----------------------------  -------------------------- -----------------------
                                                   ----------------------------  -------------------------- -----------------------
                                                       2004           2003          2004           2003           2004         2003
                                                   -------------  -------------  ------------   ------------  -------------  -------
                                                   -------------  -------------  ------------   ------------  -------------  -------


INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $       10,618 $       1,837 $   (24,447) $      5,274 $      (3,182)$      (6,620)
    Net realized gain (loss)                             17,945        (2,586)    230,254       470,327        77,191        (8,630)
    Change in net realized appreciation
       on investments                                    19,251        41,117     675,148       372,684       164,573       471,948
                                                   ------------- ------------- -----------  ------------ ------------- -------------
                                                   ------------- ------------- -----------  ------------ ------------- -------------

    Increase in net assets resulting
       from operations                                   47,814        40,368     880,955       848,285       238,582       456,698
                                                   ------------- ------------- -----------  ------------ ------------- -------------
                                                   ------------- ------------- -----------  ------------ ------------- -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                    16,027        19,735     802,345       443,200     1,011,873       955,254
    Redemptions                                               0             0    (527,334)     (237,339)     (319,618)     (161,450)
    Transfers, net                                      339,543        40,997   1,249,286     1,022,206       555,329       612,914
    Contract maintenance charges                              0             0      (1,608)       (1,031)       (2,844)       (1,857)
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   ------------- ------------- -----------  ------------ ------------- -------------
                                                   ------------- ------------- -----------  ------------ ------------- -------------

    Increase in net assets resulting from
       contract transactions                            355,570        60,732   1,522,689     1,227,036     1,244,740     1,404,861
                                                   ------------- ------------- -----------  ------------ ------------- -------------
                                                   ------------- ------------- -----------  ------------ ------------- -------------

    Total increase in net assets                        403,384       101,100   2,403,644     2,075,321     1,483,322     1,861,559

NET ASSETS:
    Beginning of period                                 253,346       152,246   4,306,750     2,231,429     3,009,315     1,147,756
                                                   ------------- ------------- -----------  ------------ ------------- -------------
                                                   ------------- ------------- -----------  ------------ ------------- -------------

    End of period                                $      656,730 $     253,346 $ 6,710,394  $  4,306,750 $   4,492,637 $   3,009,315
                                                   ============= ============= ===========  ============ ============= =============
                                                   ============= ============= ===========  ============ ============= =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                        105,049        14,381     515,039     1,211,416       198,851       209,769
    Units redeemed                                      (67,486)       (7,884)   (315,229)   (1,009,759)      (75,790)      (48,864)
                                                   ------------- ------------- -----------  ------------ ------------- -------------
                                                   ------------- ------------- -----------  ------------ ------------- -------------

    Net increase                                         37,563         6,497     199,810       201,657       123,061       160,905
                                                   ============= ============= ===========  ============ ============= =============
                                                   ============= ============= ===========  ============ ============= =============


The accompanying notes are an integral part of these financial statements.                                              (Continued)




FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
------------------------------------------------------------------------------------------------------------------------------------

                                                    FIDELITY VIP CONTRAFUND II     FIDELITY VIP GROWTH           FRANKLIN SMALL CAP
                                                            PORTFOLIO                   PORTFOLIO                   GROWTH FUND I
                                                   ---------------------------- ---------------------------  -----------------------
                                                   ---------------------------- ---------------------------  -----------------------
                                                       2004           2003          2004           2003           2004         2003
                                                   -------------  -------------  ------------   ------------  -------------  -------
                                                   -------------  -------------  ------------   ------------  -------------  -------


INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment loss                          $     (162,198)$    (99,861)$   (936,681) $   (837,731)$      (1,353)$        (798)
    Net realized gain (loss)                             18,234     (530,990)  (5,732,138)   (5,330,810)       25,251         2,555
    Change in net realized appreciation (depreciation)
       on investments                                 2,973,224    4,239,566    9,050,953    33,802,556       (17,190)       29,252
                                                   ------------- ------------ ------------  ------------ ------------- -------------
                                                   ------------- ------------ ------------  ------------ ------------- -------------

    Increase in net assets resulting
       from operations                                2,829,260    3,608,715    2,382,134    27,634,015         6,708        31,009
                                                   ------------- ------------ ------------  ------------ ------------- -------------
                                                   ------------- ------------ ------------  ------------ ------------- -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                 2,650,009    2,021,384    8,938,071     9,249,065         9,265         7,179
    Redemptions                                      (2,009,418)  (1,232,974) (10,691,494)   (7,400,179)       (2,021)       (5,825)
    Transfers, net                                    1,446,781    1,133,631   (4,462,683)     (484,915)     (154,089)      146,083
    Contract maintenance charges                         (8,284)      (7,798)     (45,175)      (44,369)            0             0
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   ------------- ------------ ------------  ------------ ------------- -------------
                                                   ------------- ------------ ------------  ------------ ------------- -------------

    Increase (decrease) in net assets resulting from
       contract transactions                          2,079,088    1,914,243   (6,261,281)    1,319,602      (146,845)      147,437
                                                   ------------- ------------ ------------  ------------ ------------- -------------
                                                   ------------ ------------ ------------  ------------ ------------- -------------

    Total increase (decrease) in net assets           4,908,348    5,522,958   (3,879,147)   28,953,617      (140,137)      178,446

NET ASSETS:
    Beginning of period                              18,460,288   12,937,330  117,336,447    88,382,830       246,215        67,769
                                                   ------------- ------------ ------------  ------------ ------------- -------------
                                                   ------------- ------------ ------------  ------------ ------------- -------------

    End of period                                $   23,368,636 $ 18,460,288 $113,457,300  $117,336,447 $     106,078 $     246,215
                                                   ============= ============ ============  ============ ============= =============
                                                   ============= ============ ============  ============ ============= =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                        447,984      388,974    1,345,215     1,121,635        25,491        30,764
    Units redeemed                                     (292,781)    (233,694)  (1,637,878)   (1,005,596)      (49,182)       (6,771)
                                                   ------------- ------------ ------------  ------------ ------------- -------------
                                                   ------------- ------------ ------------  ------------ ------------- -------------

    Net increase (decrease)                             155,203      155,280     (292,663)      116,039       (23,691)       23,993
                                                   ============= ============ ============  ============ ============= =============
                                                   ============= ============ ============  ============ ============= =============


The accompanying notes are an integral part of these financial statements.                                               (Continued)


FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
------------------------------------------------------------------------------------------------------------------------------------

                                                                                JANUS ASPEN SERIES WORLDWIDE
                                                       INVESCO DYNAMICS FUND          GROWTH PORTFOLIO               JANUS FUND
                                                   ----------------------------  ---------------------------  ----------------------
                                                   ----------------------------  ---------------------------  ----------------------
                                                       2004           2003          2004           2003           2004         2003
                                                   -------------  -------------  ------------   ------------  -------------  -------
                                                   -------------  -------------  ------------   ------------  -------------  -------


INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $      (32,557)$     (37,397)$      2,699  $     10,139 $        (985)$     (1,101)
    Net realized gain (loss)                            101,440      (775,205)    (723,920)     (559,727)        6,064       15,369
    Change in net realized appreciation (depreciation)
       on investments                                   201,790     1,852,451      797,441     1,405,526        (1,380)      26,069
                                                   ------------- ------------- ------------  ------------ ------------- ------------
                                                   ------------- ------------- ------------  ------------ ------------- ------------

    Increase in net assets resulting
       from operations                                  270,673     1,039,849       76,220       855,938         3,699       40,337
                                                   ------------- ------------- ------------  ------------ ------------- ------------
                                                   ------------- ------------- ------------  ------------ ------------- ------------

CONTRACT TRANSACTIONS:
    Purchase payments                                         0       348,064      448,215       541,396        12,008       21,740
    Redemptions                                        (314,928)     (278,763)    (596,687)     (221,052)      (80,922)     (18,029)
    Transfers, net                                     (722,485)     (606,291)  (1,176,931)     (313,048)       73,117     (185,353)
    Contract maintenance charges                         (2,315)       (2,865)      (1,259)       (1,412)            0            0
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   ------------- ------------- ------------  ------------ ------------- ------------
                                                   ------------- ------------- ------------  ------------ ------------- ------------

    Increase (decrease) in net assets resulting from
       contract transactions                         (1,039,728)     (539,855)  (1,326,662)        5,884         4,203     (181,642)
                                                   ------------- ------------- ------------  ------------ ------------- ------------
                                                   ------------- ------------- ------------  ------------ ------------- ------------

    Total increase (decrease) in net assets            (769,055)      499,994   (1,250,442)      861,822         7,902     (141,305)

NET ASSETS:
    Beginning of period                               3,462,715     2,962,721    4,530,819     3,668,997       133,245      274,550
                                                   ------------- ------------- ------------  ------------ ------------- ------------
                                                   ------------- ------------- ------------  ------------ ------------- ------------

    End of period                                $    2,693,660 $   3,462,715 $  3,280,377  $  4,530,819 $     141,147 $    133,245
                                                   ============= ============= ============  ============ ============= ============
                                                   ============= ============= ============  ============ ============= ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                          3,526       237,594       48,689        64,139        20,748       32,010
    Units redeemed                                     (206,427)     (353,442)    (171,841)      (64,384)      (20,309)     (70,225)
                                                   ------------- ------------- ------------  ------------ ------------- ------------
                                                   ------------- ------------- ------------  ------------ ------------- ------------

    Net increase (decrease)                            (202,901)     (115,848)    (123,152)         (245)          439      (38,215)
                                                   ============= ============= ============  ============ ============= ============
                                                   ============= ============= ============  ============ ============= ============


The accompanying notes are an integral part of these financial statements.                                              (Continued)



FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                             JENSEN
                                                                   JANUS TWENTY PORTFOLIO     JANUS WORLDWIDE PORTFOLIO   PORTFOLIO
                                                                 ---------------------------  --------------------------  ----------
                                                                 ---------------------------  --------------------------  ----------
                                                                     2004          2003          2004           2003          2004
                                                                 -------------  ------------  ------------  -------------  ---------
                                                                 -------------  ------------  ------------  -------------  ---------
                                                                                                                               (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment loss                                        $      (77,626)$    (32,745)$    (19,360)$      (3,514)$        (574)
    Net realized gain (loss)                                         (537,370)  (1,386,983)    (625,572)   (1,152,091)        1,355
    Change in net realized appreciation (depreciation)
       on investments                                               2,085,633    2,698,123      773,130     2,120,237        49,844
                                                                 ------------- ------------ ------------ ------------- -------------
                                                                 ------------- ------------ ------------ ------------- -------------

    Increase in net assets resulting
       from operations                                              1,470,637    1,278,395      128,198       964,632        50,625
                                                                 ------------- ------------ ------------ ------------- -------------
                                                                 ------------- ------------ ------------ ------------- -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                                 620,995    1,311,377      565,610       801,464       536,086
    Redemptions                                                      (649,122)    (439,153)    (642,853)     (415,887)       (9,473)
    Transfers, net                                                   (394,627)    (336,014)    (822,277)     (355,834)      390,874
    Contract maintenance charges                                       (5,476)      (5,693)      (2,602)       (2,689)          (12)
    Adjustments to net assets allocated to contracts
       in payout phase
                                                                 ------------- ------------ ------------ ------------- -------------
                                                                 ------------- ------------ ------------ ------------- -------------

    Increase (decrease) in net assets resulting from
       contract transactions                                         (428,230)     530,517     (902,122)       27,054       917,475
                                                                 ------------- ------------ ------------ ------------- -------------
                                                                 ------------- ------------ ------------ ------------- -------------

    Total increase (decrease) in net assets                         1,042,407    1,808,912     (773,924)      991,686       968,100

NET ASSETS:
    Beginning of period                                             6,788,310    4,979,398    5,000,949     4,009,263             0
                                                                 ------------- ------------ ------------ ------------- -------------
                                                                 ------------- ------------ ------------ ------------- -------------

    End of period                                              $    7,830,717 $  6,788,310 $  4,227,025 $   5,000,949 $     968,100
                                                                 ============= ============ ============ ============= =============
                                                                 ============= ============ ============ ============= =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                                      345,284      475,224      282,771       289,846        94,607
    Units redeemed                                                   (434,435)    (340,197)    (458,189)     (276,425)       (3,632)
                                                                 ------------- ------------ ------------ ------------- -------------
                                                                 ------------- ------------ ------------ ------------- -------------

    Net increase (decrease)                                           (89,151)     135,027     (175,418)       13,421        90,975
                                                                 ============= ============ ============ ============= =============
                                                                 ============= ============ ============ ============= =============


(1) The portfolio commenced operations on July 21, 2004.

The accompanying notes are an integral part of these financial statements.                                              (Continued)


FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
------------------------------------------------------------------------------------------------------------------------------------

                                                           LIBERTY ASSET         LM INSTITUTIONAL ADVISORS        MAXIMRAGGRESSIVE
                                                          ALLOCATION FUND              VALUE PORTFOLIO          PROFILE I PORTFOLIO
                                                   ----------------------------  ---------------------------  ----------------------
                                                   ----------------------------  ---------------------------  ----------------------
                                                       2004           2003          2004           2003           2004        2003
                                                   -------------  -------------  ------------   ------------  -------------  -------
                                                   -------------  -------------  ------------   ------------  -------------  -------


INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $        3,163 $       2,900 $    (86,013) $    (28,040)$     990,354 $    174,546
    Net realized gain (loss)                              1,620       (13,442)     323,225       216,084       (62,070)    (716,463)
    Change in net realized appreciation
       on investments                                    14,491        32,413      728,147       753,840    10,158,886   13,075,383
                                                   ------------- ------------- ------------  ------------ ------------- ------------
                                                   ------------- ------------- ------------  ------------ ------------- ------------

    Increase in net assets resulting
       from operations                                   19,274        21,871      965,359       941,884    11,087,170   12,533,466
                                                   ------------- ------------- ------------  ------------ ------------- ------------
                                                   ------------- ------------- ------------  ------------ ------------- ------------

CONTRACT TRANSACTIONS:
    Purchase payments                                    23,211        25,886    1,162,721       400,968    14,805,535   12,779,292
    Redemptions                                         (15,594)      (18,647)    (746,374)     (129,722)   (3,950,016)  (2,349,146)
    Transfers, net                                       12,105        55,928    2,379,168     3,427,320     1,257,924      732,115
    Contract maintenance charges                              0             0       (1,514)         (441)     (113,152)     (17,740)
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   ------------- ------------- ------------  ------------ ------------- ------------
                                                   ------------- ------------- ------------  ------------ ------------- ------------

    Increase in net assets resulting from
       contract transactions                             19,722        63,167    2,794,001     3,698,125    12,000,291   11,144,521
                                                   ------------- ------------- ------------  ------------ ------------- ------------
                                                   ------------- ------------- ------------  ------------ ------------- ------------

    Total increase in net assets                         38,996        85,038    3,759,360     4,640,009    23,087,461   23,677,987

NET ASSETS:
    Beginning of period                                 185,209       100,171    5,728,217     1,088,208    58,271,802   34,593,815
                                                   ------------- ------------- ------------  ------------ ------------- ------------
                                                   ------------- ------------- ------------  ------------ ------------- ------------

    End of period                                $      224,205 $     185,209 $  9,487,577  $  5,728,217 $  81,359,263 $ 58,271,802
                                                   ============= ============= ============  ============ ============= ============
                                                   ============= ============= ============  ============ ============= ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                          3,123         9,989      483,854       496,102     1,625,671    1,670,693
    Units redeemed                                       (1,307)       (4,092)    (252,202)     (149,255)     (746,591)    (668,115)
                                                   ------------- ------------- ------------  ------------ ------------- ------------
                                                   ------------- ------------- ------------  ------------ ------------- ------------

    Net increase                                          1,816         5,897      231,652       346,847       879,080    1,002,578
                                                   ============= ============= ============  ============ ============= ============
                                                   ============= ============= ============  ============ ============= ============


The accompanying notes are an integral part of these financial statements.                                              (Continued)


FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
------------------------------------------------------------------------------------------------------------------------------------

                                                      MAXIM ARIEL MIDCAP VALUE  MAXIM ARIEL SMALL-CAP VALUE       MAXIM BOND INDEX
                                                             PORTFOLIO                  PORTFOLIO                     PORTFOLIO
                                                   ----------------------------  ---------------------------  ----------------------
                                                   ----------------------------  ---------------------------  ----------------------
                                                       2004           2003          2004           2003           2004         2003
                                                   -------------  -------------  ------------   ------------  -------------  -------
                                                   -------------  -------------  ------------   ------------  -------------  -------


INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $     (595,128)$    (561,873)$    (88,120) $   (107,696)$     337,753 $    337,730
    Net realized gain                                 5,202,737       893,728    4,092,112     1,230,090       263,519      175,344
    Change in net realized appreciation (depreciation)
       on investments                                 2,954,948    15,150,567    5,891,552     6,878,149      (384,331)    (332,326)
                                                   ------------- ------------- ------------  ------------ ------------- ------------
                                                   ------------- ------------- ------------  ------------ ------------- ------------

    Increase in net assets resulting
       from operations                                7,562,557    15,482,422    9,895,544     8,000,543       216,941      180,748
                                                   ------------- ------------- ------------  ------------ ------------- ------------
                                                   ------------- ------------- ------------  ------------ ------------- ------------

CONTRACT TRANSACTIONS:
    Purchase payments                                 3,619,761     3,548,904    8,896,206     7,628,139     1,870,081    2,559,979
    Redemptions                                      (6,756,780)   (4,769,639)  (2,837,324)   (1,662,383)   (1,349,770)  (1,678,162)
    Transfers, net                                     (895,248)        1,060    5,209,811       816,463       (95,733)    (293,558)
    Contract maintenance charges                        (19,516)      (19,193)     (54,023)      (11,063)       (3,105)      (3,205)
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   ------------- ------------- ------------  ------------ ------------- ------------
                                                   ------------- ------------- ------------  ------------ ------------- ------------

    Increase (decrease) in net assets resulting from
       contract transactions                         (4,051,783)   (1,238,868)  11,214,670     6,771,156       421,473      585,054
                                                   ------------- ------------- ------------  ------------ ------------- ------------
                                                   ------------- ------------- ------------  ------------ ------------- ------------

    Total increase in net assets                      3,510,774    14,243,554   21,110,214    14,771,699       638,414      765,802

NET ASSETS:
    Beginning of period                              71,518,230    57,274,676   39,755,769    24,984,070    10,269,925    9,504,123
                                                   ------------- ------------- ------------  ------------ ------------- ------------
                                                   ------------- ------------- ------------  ------------ ------------- ------------

    End of period                                $   75,029,004 $  71,518,230 $ 60,865,983  $ 39,755,769 $  10,908,339 $ 10,269,925
                                                   ============= ============= ============  ============ ============= ============
                                                   ============= ============= ============  ============ ============= ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                        340,291       341,107      833,569       716,169       398,303      533,438
    Units redeemed                                     (425,742)     (395,647)    (300,446)     (313,440)     (367,465)    (489,519)
                                                   ------------- ------------- ------------  ------------ ------------- ------------
                                                   ------------- ------------- ------------  ------------ ------------- ------------

    Net increase (decrease)                             (85,451)      (54,540)     533,123       402,729        30,838       43,919
                                                   ============= ============= ============  ============ ============= ============
                                                   ============= ============= ============  ============ ============= ============


The accompanying notes are an integral part of these financial statements.                                              (Continued)




FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  MAXIM
                                                                                                  FOUNDER
                                                                                                  GROWTH &
                                                    MAXIM BOND       MAXIM CONSERVATIVE           INCOME         MAXIM GROWTH INDEX
                                                    PORTFOLIO        PROFILE I PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                   -------------  ---------------------------   ------------  ----------------------
                                                   -------------  ---------------------------   ------------  ----------------------
                                                       2003           2004          2003           2003           2004         2003
                                                   -------------  -------------  ------------   ------------  -------------  -------
                                                   -------------  -------------  ------------   ------------  -------------  -------
                                                       (1)                                          (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $      995,679 $     932,527 $    832,473  $    (20,120)$     49,519 $      (8,160)
    Net realized gain (loss)                            130,290        13,107     (294,778)   (1,005,135)  (1,319,795)   (2,432,202)
    Change in net realized appreciation (depreciation)
       on investments                                  (671,727)    1,257,431    2,366,107     1,467,244    2,149,607     5,953,886
                                                   ------------- ------------- ------------  ------------ ------------ -------------
                                                   ------------- ------------- ------------  ------------ ------------ -------------

    Increase in net assets resulting
       from operations                                  454,242     2,203,065    2,903,802       441,989      879,331     3,513,524
                                                   ------------- ------------- ------------  ------------ ------------ -------------
                                                   ------------- ------------- ------------  ------------ ------------ -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                     9,560     6,851,076    6,907,417        20,299    2,033,669     2,184,268
    Redemptions                                      (3,980,116)   (2,985,368)  (2,034,102)     (258,448)  (2,046,723)   (1,133,398)
    Transfers, net                                  (38,755,462)     (711,122)    (617,026)   (2,081,833)    (422,235)     (270,793)
    Contract maintenance charges                        (11,209)      (73,516)     (12,532)         (964)     (10,641)      (10,926)
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   ------------- ------------- ------------  ------------ ------------ -------------
                                                   ------------- ------------- ------------  ------------ ------------ -------------

    Increase (decrease) in net assets resulting from
       contract transactions                        (42,737,227)    3,081,070    4,243,757    (2,320,946)    (445,930)      769,151
                                                   ------------- ------------- ------------  ------------ ------------ -------------
                                                   ------------- ------------- ------------  ------------ ------------ -------------

    Total increase (decrease) in net assets         (42,282,985)    5,284,135    7,147,559    (1,878,957)     433,401     4,282,675

NET ASSETS:
    Beginning of period                              42,282,985    30,915,157   23,767,598     1,878,957   19,071,432    14,788,757
                                                   ------------- ------------- ------------  ------------ ------------ -------------
                                                   ------------- ------------- ------------  ------------ ------------ -------------

    End of period                                $            0 $  36,199,292 $ 30,915,157  $          0 $ 19,504,833 $  19,071,432
                                                   ============= ============= ============  ============ ============ =============
                                                   ============= ============= ============  ============ ============ =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                        106,018       702,274      800,595        12,811      322,770       474,856
    Units redeemed                                   (1,982,770)     (478,284)    (465,950)     (295,936)    (364,164)     (399,217)
                                                   ------------- ------------- ------------  ------------ ------------ -------------
                                                   ------------- ------------- ------------  ------------ ------------ -------------

    Net increase (decrease)                          (1,876,752)      223,990      334,645      (283,125)     (41,394)       75,639
                                                   ============= ============= ============  ============ ============ =============
                                                   ============= ============= ============  ============ ============ =============


(1) The portfolio ceased operations on December 19, 2003.

The accompanying notes are an integral part of these financial statements.                                              (Continued)



FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           MAXIM
                                                                                                                           INVESCO
                                                                                                                           BALANCED
                                                                  MAXIM INDEX 600 PORTFOLIO   MAXIM INVESCO ADR PORTFOLIO  PORTFOLIO
                                                                  --------------------------  ---------------------------  ---------
                                                                  --------------------------  ---------------------------  ---------
                                                                      2004           2003          2004           2003         2003
                                                                   ------------   ------------  ------------  -------------  -------
                                                                   ------------   ------------  ------------  -------------  -------
                                                                                                                               (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                                 $    (138,215) $  (127,448)$     86,199 $      51,383 $    381,777
    Net realized gain (loss)                                         1,099,590     (253,076)    (115,811)     (432,648) (34,110,953)
    Change in net realized appreciation (depreciation)
       on investments                                                2,816,692    5,183,747    1,898,298     2,691,429   46,027,291
                                                                   ------------  ----------- ------------ ------------- ------------
                                                                   ------------  ----------- ------------ ------------- ------------

    Increase in net assets resulting
       from operations                                               3,778,067    4,803,223    1,868,686     2,310,164   12,298,115
                                                                   ------------  ----------- ------------ ------------- ------------
                                                                   ------------  ----------- ------------ ------------- ------------

CONTRACT TRANSACTIONS:
    Purchase payments                                                1,140,805    1,048,577      665,565       743,028    3,305,288
    Redemptions                                                     (1,954,331)  (1,250,675)  (1,279,555)     (621,990) (12,573,698)
    Transfers, net                                                     918,778      675,616      805,053      (106,394) (86,691,263)
    Contract maintenance charges                                        (4,450)      (4,064)      (3,000)       (2,792)     (29,810)
    Adjustments to net assets allocated to contracts
       in payout phase                                                                                                          694
                                                                   ------------  ----------- ------------ ------------- ------------
                                                                   ------------  ----------- ------------ ------------- ------------

    Increase (decrease) in net assets resulting from
       contract transactions                                           100,802      469,454      188,063        11,852  (95,988,789)
                                                                   ------------  ----------- ------------ ------------- ------------
                                                                   ------------  ----------- ------------ ------------- ------------

    Total increase (decrease) in net assets                          3,878,869    5,272,677    2,056,749     2,322,016  (83,690,674)

NET ASSETS:
    Beginning of period                                             18,381,974   13,109,297   10,102,771     7,780,755   83,690,674
                                                                   ------------  ----------- ------------ ------------- ------------
                                                                   ------------  ----------- ------------ ------------- ------------

    End of period                                                $  22,260,843  $18,381,974 $ 12,159,520 $  10,102,771 $          0
                                                                   ============  =========== ============ ============= ============
                                                                   ============  =========== ============ ============= ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                                       200,661      219,477      296,177       135,512      483,119
    Units redeemed                                                    (191,813)    (195,981)    (281,966)     (136,138)  (7,851,558)
                                                                   ------------  ----------- ------------ ------------- ------------
                                                                   ------------  ----------- ------------ ------------- ------------

    Net increase (decrease)                                              8,848       23,496       14,211          (626)  (7,368,439)
                                                                   ============  =========== ============ ============= ============
                                                                   ============  =========== ============ ============= ============


(1) The portfolio ceased operations on December 19, 2003.

The accompanying notes are an integral part of these financial statements.                                              (Continued)



FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
------------------------------------------------------------------------------------------------------------------------------------

                                                     MAXIM LOOMIS SAYLES BOND    MAXIM LOOMIS SAYLES SMALL-CAP  MAXIMEMFSRSMALL-CAP
                                                             PORTFOLIO                  VALUE PORTFOLIO            GROWTH PORTFOLIO
                                                   ----------------------------  -----------------------------  --------------------
                                                   ----------------------------  -----------------------------  --------------------
                                                       2004           2003          2004           2003           2004         2003
                                                   -------------  -------------  ------------   ------------     ----------  -------
                                                   -------------  -------------  ------------   ------------     ----------  -------


INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $    2,288,322 $  1,542,263 $    (67,142) $    (51,920)$    (451,779)$    (429,946)
    Net realized gain (loss)                            603,279      (74,567)   1,138,731        46,592    (4,050,773)   (5,353,178)
    Change in net realized appreciation (depreciation)
       on investments                                   443,421    5,257,227      519,276     1,574,949     6,325,630    16,137,678
                                                   ------------- ------------ ------------  ------------ ------------- -------------
                                                   ------------- ------------ ------------  ------------ ------------- -------------

    Increase in net assets resulting
       from operations                                3,335,022    6,724,923    1,590,865     1,569,621     1,823,078    10,354,554
                                                   ------------- ------------ ------------  ------------ ------------- -------------
                                                   ------------- ------------ ------------  ------------ ------------- -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                 4,503,661    3,479,249      682,128       535,734     3,135,586     3,608,310
    Redemptions                                      (3,621,974)  (2,627,088)    (705,543)     (450,705)   (4,335,464)   (3,007,056)
    Transfers, net                                    1,000,151    3,861,104    1,252,368       591,286    (3,649,566)     (713,172)
    Contract maintenance charges                        (22,734)      (6,799)      (2,084)       (1,653)      (15,926)      (16,055)
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   ------------- ------------ ------------  ------------ ------------- -------------
                                                   ------------- ------------ ------------  ------------ ------------- -------------

    Increase (decrease) in net assets resulting from
       contract transactions                          1,859,104    4,706,466    1,226,869       674,662    (4,865,370)     (127,973)
                                                   ------------- ------------ ------------  ------------ ------------- -------------
                                                   ------------- ------------ ------------  ------------ ------------- -------------

    Total increase (decrease) in net assets           5,194,126   11,431,389    2,817,734     2,244,283    (3,042,292)   10,226,581

NET ASSETS:
    Beginning of period                              33,005,369   21,573,980    6,953,492     4,709,209    45,659,309    35,432,728
                                                   ------------- ------------ ------------  ------------ ------------- -------------
                                                   ------------- ------------ ------------  ------------ ------------- -------------

    End of period                                $   38,199,495 $ 33,005,369 $  9,771,226  $  6,953,492 $  42,617,017 $  45,659,309
                                                   ============= ============ ============  ============ ============= =============
                                                   ============= ============ ============  ============ ============= =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                        733,420      773,699      221,954       181,244       321,983       494,495
    Units redeemed                                     (599,101)    (464,592)    (146,904)     (134,542)     (549,571)     (495,931)
                                                   ------------- ------------ ------------  ------------ ------------- -------------
                                                   ------------- ------------ ------------  ------------ ------------- -------------

    Net increase (decrease)                             134,319      309,107       75,050        46,702      (227,588)       (1,436)
                                                   ============= ============ ============  ============ ============= =============
                                                   ============= ============ ============  ============ ============= =============


The accompanying notes are an integral part of these financial statements.                                              (Continued)



FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
------------------------------------------------------------------------------------------------------------------------------------


                                                       MAXIM MODERATE PROFILE I  MAXIM MODERATELY AGGRESSIVE    MAXIM MODERATELYI
                                                       PORTFOLIO                 PROFILE I PORTFOLIO            CONSERVATIVE
                                                                                                                PROFILE I PORTFOLIO
                                                   ---------------------------------------------------------------------------------
                                                   ----------------------------  ---------------------------  ----------------------
                                                       2004           2003          2004           2003           2004         2003
                                                   -------------  -------------  ------------   ------------  -------------  -------
                                                   -------------  -------------  ------------   ------------  -------------  -------


INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                        $    3,528,224 $   1,534,568 $  3,133,538 $  1,479,237 $     992,494 $     667,984
    Net realized gain (loss)                             27,299      (235,944)      54,217     (409,852)        5,359      (174,091)
    Change in net realized appreciation
       on investments                                13,574,316    14,714,192   17,520,428   21,903,027     2,870,533     3,934,324
                                                   ------------- ------------- ------------ ------------ ------------- -------------
                                                   ------------- ------------- ------------ ------------ ------------- -------------

    Increase in net assets resulting
       from operations                               17,129,839    16,012,816   20,708,183   22,972,412     3,868,386     4,428,217
                                                   ------------- ------------- ------------ ------------ ------------- -------------
                                                   ------------- ------------- ------------ ------------ ------------- -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                59,998,945    31,999,712   38,462,657   32,278,221     8,727,950     8,832,499
    Redemptions                                      (9,012,061)   (3,376,263)  (7,429,440)  (4,702,421)   (2,866,078)   (1,682,505)
    Transfers, net                                    6,033,874    18,607,334    2,466,823      591,652     1,346,007       913,308
    Contract maintenance charges                       (241,463)      (37,205)    (266,671)     (40,095)      (61,596)      (11,093)
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   ------------- ------------- ------------ ------------ ------------- -------------
                                                   ------------- ------------- ------------ ------------ ------------- -------------

    Increase in net assets resulting from
       contract transactions                         56,779,295    47,193,578   33,233,369   28,127,357     7,146,283     8,052,209
                                                   ------------- ------------- ------------ ------------ ------------- -------------
                                                   ------------- ------------- ------------ ------------ ------------- -------------

    Total increase in net assets                     73,909,134    63,206,394   53,941,552   51,099,769    11,014,669    12,480,426

NET ASSETS:
    Beginning of period                             124,944,207    61,737,813  132,034,319   80,934,550    35,911,562    23,431,136
                                                   ------------- ------------- ------------ ------------ ------------- -------------
                                                   ------------- ------------- ------------ ------------ ------------- -------------

    End of period                                $  198,853,341 $ 124,944,207 $185,975,871 $132,034,319 $  46,926,231 $  35,911,562
                                                   ============= ============= ============ ============ ============= =============
                                                   ============= ============= ============ ============ ============= =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                      5,394,620     4,336,836    3,499,216    3,123,250     1,017,152       981,714
    Units redeemed                                   (1,373,973)     (555,365)  (1,102,933)    (776,183)     (472,176)     (308,085)
                                                   ------------- ------------- ------------ ------------ ------------- -------------
                                                   ------------- ------------- ------------ ------------ ------------- -------------

    Net increase                                      4,020,647     3,781,471    2,396,283    2,347,067       544,976       673,629
                                                   ============= ============= ============ ============ ============= =============
                                                   ============= ============= ============ ============ ============= =============


The accompanying notes are an integral part of these financial statements.                                              (Continued)


FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                             MAXIM T. ROWE PRICE
                                                  MAXIM MONEY MARKET PORTFOLIO MAXIM STOCK INDEX PORTFOLIO  EQUITY/INCOME PORTFOLIO
                                                  ---------------------------- ---------------------------  ------------------------
                                                  ---------------------------- ---------------------------  ------------------------
                                                       2004           2003        2004           2003          2004          2003
                                                  -------------  ------------- ------------   ------------  -------------  ---------
                                                  -------------  ------------- ------------   ------------  -------------  ---------


INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $     (202,491)$    (304,960)$  1,096,827 $    329,984 $     429,700 $     351,167
    Net realized gain (loss)                                  0             0   24,519,462   15,520,802     3,142,776    (1,179,628)
    Change in net realized appreciation (depreciation)
       on investments                                         0             0    9,600,108   71,294,179     8,394,423    17,713,032
                                                   ------------- ------------- ------------ ------------ ------------- -------------
                                                   ------------- ------------- ------------ ------------ ------------- -------------

    Increase (decrease) in net assets resulting
       from operations                                 (202,491)     (304,960)  35,216,397   87,144,965    11,966,899    16,884,571
                                                   ------------- ------------- ------------ ------------ ------------- -------------
                                                   ------------- ------------- ------------ ------------ ------------- -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                 3,591,993     4,969,238   11,292,522   12,146,544     4,728,277     4,202,683
    Redemptions                                     (26,330,515)  (15,928,272) (44,353,947) (34,405,466)   (8,464,627)   (6,164,523)
    Transfers, net                                  (19,036,959)   78,006,370   (7,980,714)  (2,326,390)    3,376,382     2,065,834
    Contract maintenance charges                        (48,312)      (26,689)    (107,037)    (105,474)      (21,704)      (21,203)
    Adjustments to net assets allocated to contracts
       in payout phase                                  209,479       (50,174)      39,883      (67,395)       11,653        (7,187)
                                                   ------------- ------------- ------------ ------------ ------------- -------------
                                                   ------------- ------------- ------------ ------------ ------------- -------------

    Increase (decrease) in net assets resulting from
       contract transactions                        (41,614,314)   66,970,473  (41,109,293) (24,758,181)     (370,019)       75,604
                                                   ------------- ------------- ------------ ------------ ------------- -------------
                                                   ------------- ------------- ------------ ------------ ------------- -------------

    Total increase (decrease) in net assets         (41,816,805)   66,665,513   (5,892,896)  62,386,784    11,596,880    16,960,175

NET ASSETS:
    Beginning of period                             157,820,086    91,154,573  403,027,719  340,640,935    87,814,887    70,854,712
                                                   ------------- ------------- ------------ ------------ ------------- -------------
                                                   ------------- ------------- ------------ ------------ ------------- -------------

    End of period                                $  116,003,281 $ 157,820,086 $397,134,823 $403,027,719 $  99,411,767 $  87,814,887
                                                   ============= ============= ============ ============ ============= =============
                                                   ============= ============= ============ ============ ============= =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                      2,025,372     7,609,339    1,315,918    1,206,635       545,433       494,731
    Units redeemed                                   (4,351,740)   (3,663,811)  (2,435,242)  (2,103,727)     (541,600)     (501,042)
                                                   ------------- ------------- ------------ ------------ ------------- -------------
                                                   ------------- ------------- ------------ ------------ ------------- -------------

    Net increase (decrease)                          (2,326,368)    3,945,528   (1,119,324)    (897,092)        3,833        (6,311)
                                                   ============= ============= ============ ============ ============= =============
                                                   ============= ============= ============ ============ ============= =============


The accompanying notes are an integral part of these financial statements.                                              (Continued)



FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
------------------------------------------------------------------------------------------------------------------------------------

                                                   MAXIM T. ROWE PRICE MIDCAP    MAXIMOTEMPLETON INTERNATIONAL MAXIM U.S.GOVERNMENT
                                                        GROWTH PORTFOLIO              EQUITY PORTFOLIO         SECURITIES PORTFOLIO
                                                   ---------------------------------------------------------------------------------
                                                   ----------------------------  ---------------------------  ----------------------
                                                       2004           2003          2004           2003           2004        2003
                                                   -------------  -------------  ------------   ------------  -------------  -------
                                                   -------------  -------------  ------------   ------------  -------------  -------


INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $     (227,913)$    (150,275)$     97,296 $     74,124 $   1,391,363 $   1,602,600
    Net realized gain (loss)                          8,021,998     1,244,794      339,332   (3,138,955)      212,475       915,462
    Change in net realized appreciation
       on investments                                 2,668,102    11,347,515    5,570,807   11,864,574      (354,614)   (1,794,090)
                                                   ------------- ------------- ------------ ------------ ------------- -------------
                                                   ------------- ------------- ------------ ------------ ------------- -------------

    Increase in net assets resulting
       from operations                               10,462,187    12,442,034    6,007,435    8,799,743     1,249,224       723,972
                                                   ------------- ------------- ------------ ------------ ------------- -------------
                                                   ------------- ------------- ------------ ------------ ------------- -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                11,107,849     8,961,899    1,687,546    1,775,586     2,293,582     2,779,700
    Redemptions                                      (4,036,528)   (1,704,088)  (4,050,551)  (2,349,436)   (5,695,816)   (5,280,284)
    Transfers, net                                    2,072,127     3,002,417      939,074      494,213    (2,769,519)   (2,978,079)
    Contract maintenance charges                        (68,676)      (12,435)      (8,957)      (8,842)      (15,157)      (17,483)
    Adjustments to net assets allocated to contracts
       in payout phase                                        0             0
                                                   ------------- ------------- ------------ ------------ ------------- -------------
                                                   ------------- ------------- ------------ ------------ ------------- -------------

    Increase (decrease) in net assets resulting from
       contract transactions                          9,074,772    10,247,793   (1,432,888)     (88,479)   (6,186,910)   (5,496,146)
                                                   ------------- ------------- ------------ ------------ ------------- -------------
                                                   ------------- ------------- ------------ ------------ ------------- -------------

    Total increase (decrease) in net assets          19,536,959    22,689,827    4,574,547    8,711,264    (4,937,686)   (4,772,174)

NET ASSETS:
    Beginning of period                              52,480,589    29,790,762   35,229,526   26,518,262    49,876,636    54,648,810
                                                   ------------- ------------- ------------ ------------ ------------- -------------
                                                   ------------ ------------- ------------ ------------ ------------- -------------

    End of period                                $   72,017,548 $  52,480,589 $ 39,804,073 $ 35,229,526 $  44,938,950 $  49,876,636
                                                   ============= ============= ============ ============ ============= =============
                                                   ============= ============= ============ ============ ============= =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                        962,206       939,960    1,105,216      820,682       356,947       497,876
    Units redeemed                                     (453,001)     (267,307)  (1,181,250)    (833,056)     (720,992)     (806,898)
                                                   ------------- ------------- ------------ ------------ ------------- -------------
                                                   ------------- ------------- ------------ ------------ ------------- -------------

    Net increase (decrease)                             509,205       672,653      (76,034)     (12,374)     (364,045)     (309,022)
                                                   ============= ============= ============ ============ ============= =============
                                                   ============= ============= ============ ============ ============= =============


The accompanying notes are an integral part of these financial statements.                                               (Continued)



FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
------------------------------------------------------------------------------------------------------------------------------------

                                                   MAXIM VALUE INDEX PORTFOLIO      MFS STRATEGIC GROWTH        OPPENHEIMER CAPITAL
                                                                                         PORTFOLIO           APPRECIATION PORTFOLIO
                                                   ----------------------------  ---------------------------  ----------------------
                                                   ----------------------------  ---------------------------  ----------------------
                                                       2004           2003          2004           2003           2004         2003
                                                   -------------  -------------  ------------   ------------  -------------  -------
                                                   -------------  -------------  ------------   ------------  -------------  -------


INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $       30,213 $     107,280 $     (5,265) $    (3,141)$     (24,764)$     (8,039)
    Net realized gain (loss)                           (344,170)     (847,173)       4,430       33,154        65,170      (15,704)
    Change in net realized appreciation (depreciation)
       on investments                                 1,374,876     2,444,306       12,932       23,824       105,004      207,999
                                                   ------------- ------------- ------------  ----------- ------------- ------------
                                                   ------------- ------------- ------------  ----------- ------------- ------------

    Increase in net assets resulting
       from operations                                1,060,919     1,704,413       12,097       53,837       145,410      184,256
                                                   ------------- ------------- ------------  ----------- ------------- ------------
                                                   ------------- ------------- ------------  ----------- ------------- ------------

CONTRACT TRANSACTIONS:
    Purchase payments                                   605,115       575,798       44,448       52,795       682,645      211,980
    Redemptions                                      (1,405,541)     (569,644)     (34,304)     (10,897)     (257,364)     (47,833)
    Transfers, net                                       76,074       762,172       56,712       96,144       890,845      694,722
    Contract maintenance charges                         (3,130)       (2,827)        (186)         (66)         (355)         (72)
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   ------------- ------------- ------------  ----------- ------------- ------------
                                                   ------------- ------------- ------------  ----------- ------------- ------------

    Increase (decrease) in net assets resulting from
       contract transactions                           (727,482)      765,499       66,670      137,976     1,315,771      858,797
                                                   ------------- ------------- ------------  ----------- ------------- ------------
                                                   ------------- ------------- ------------  ----------- ------------- ------------

    Total increase in net assets                        333,437     2,469,912       78,767      191,813     1,461,181    1,043,053

NET ASSETS:
    Beginning of period                               8,231,847     5,761,935      379,612      187,799     1,445,242      402,189
                                                   ------------- ------------- ------------  ----------- ------------- ------------
                                                   ------------- ------------- ------------  ----------- ------------- ------------

    End of period                                $    8,565,284 $   8,231,847 $    458,379  $   379,612 $   2,906,423 $  1,445,242
                                                   ============= ============= ============  =========== ============= ============
                                                   ============= ============= ============  =========== ============= ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                        174,956       230,168       35,915      111,442       200,978      119,951
    Units redeemed                                     (232,071)     (164,465)     (30,420)     (97,117)      (70,478)     (27,389)
                                                   ------------- ------------- ------------  ----------- ------------- ------------
                                                   ------------- ------------- ------------  ----------- ------------- ------------

    Net increase (decrease)                             (57,115)       65,703        5,495       14,325       130,500       92,562
                                                   ============= ============= ============  =========== ============= ============
                                                   ============= ============= ============  =========== ============= ============


The accompanying notes are an integral part of these financial statements.                                              (Continued)



FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
------------------------------------------------------------------------------------------------------------------------------------

                                                                   OPPENHEIMER      PIMCO TOTAL RETURN        PIONEER EQUITY-INCOME
                                                                   GLOBAL A             PORTFOLIO                  VCT PORTFOLIO
                                                                   PORTFOLIO
                                                                  ------------   ---------------------------------------------------
                                                                  ------------   --------------------------  -----------------------
                                                                      2004           2004          2003           2004         2003
                                                                   ------------   ------------  ------------  -------------  -------
                                                                   ------------   ------------  ------------  -------------  -------
                                                                       (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                                        $       6,056  $    84,151 $    113,649 $      11,925 $      7,171
    Net realized gain (loss)                                            11,776      272,288      124,578        28,103      (58,175)
    Change in net realized appreciation (depreciation)
       on investments                                                  228,626      (52,855)     (34,856)      128,325      193,452
                                                                   ------------  ----------- ------------ ------------- ------------
                                                                   ------------  ----------- ------------ ------------- ------------

    Increase in net assets resulting
       from operations                                                 246,458      303,584      203,371       168,353      142,448
                                                                   ------------  ----------- ------------ ------------- ------------
                                                                   ------------  ----------- ------------ ------------- ------------

CONTRACT TRANSACTIONS:
    Purchase payments                                                  396,468    1,175,834    1,092,599        93,862       92,532
    Redemptions                                                        (11,738)    (969,717)    (946,721)     (112,348)     (18,232)
    Transfers, net                                                   1,862,315    1,543,736    2,935,050       265,705      167,291
    Contract maintenance charges                                           (57)      (1,579)      (1,088)         (330)        (278)
    Adjustments to net assets allocated to contracts
       in payout phase
                                                                   ------------  ----------- ------------ ------------- ------------
                                                                   ------------  ----------- ------------ ------------- ------------

    Increase in net assets resulting from
       contract transactions                                         2,246,988    1,748,274    3,079,840       246,889      241,313
                                                                   ------------  ----------- ------------ ------------- ------------
                                                                   ------------  ----------- ------------ ------------- ------------

    Total increase in net assets                                     2,493,446    2,051,858    3,283,211       415,242      383,761

NET ASSETS:
    Beginning of period                                                      0    7,256,470    3,973,259       978,039      594,278
                                                                   ------------  ----------- ------------ ------------- ------------
                                                                   ------------  ----------- ------------ ------------- ------------

    End of period                                                $   2,493,446  $ 9,308,328 $  7,256,470 $   1,393,281 $    978,039
                                                                   ============  =========== ============ ============= ============
                                                                   ============  =========== ============ ============= ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                                       223,875      369,952      501,567        55,968       54,292
    Units redeemed                                                     (16,657)    (215,337)    (219,751)      (32,974)     (28,728)
                                                                   ------------  ----------- ------------ ------------- ------------
                                                                   ------------  ----------- ------------ ------------- ------------

    Net increase                                                       207,218      154,615      281,816        22,994       25,564
                                                                   ============  =========== ============ ============= ============
                                                                   ============  =========== ============ ============= ============


(1) The portfolio commenced operations on July 21, 2004.

The accompanying notes are an integral part of these financial statements.                                              (Continued)



FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003
------------------------------------------------------------------------------------------------------------------------------------
                                                                 RS DIVERSIFIED
                                                                    GROWTH         RS EMERGING GROWTH            TOTAL FUTUREFUNDS
                                                                   PORTFOLIO            PORTFOLIO                 SERIES ACCOUNT
                                                                 -------------  ---------------------------  -----------------------
                                                                 -------------  ---------------------------  -----------------------
                                                                     2004          2004           2003           2004         2003
                                                                 -------------  ------------   ------------  -------------  --------
                                                                 -------------  ------------   ------------  -------------  --------
                                                                     (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                               $       (2,112)$    (56,969)$   (38,286)$  12,176,643 $   7,727,420
    Net realized gain (loss)                                           43,763      435,632    (910,407)   36,416,574   (42,323,934)
    Change in net realized appreciation (depreciation)
       on investments                                                  65,375      113,578   2,134,252   117,027,962   333,948,298
                                                                 ------------- ------------ ----------- ------------- -------------
                                                                 ------------- ------------ ----------- ------------- -------------

    Increase in net assets resulting
       from operations                                                107,026      492,241   1,185,559   165,621,179   299,351,784
                                                                 ------------- ------------ ----------- ------------- -------------
                                                                 ------------- ------------ ----------- ------------- -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                                 269,415      394,108     599,099   213,909,153   178,233,320
    Redemptions                                                       (21,984)    (607,217)   (207,838) (167,444,499) (128,453,882)
    Transfers, net                                                    445,925     (448,443)  1,102,082    (5,415,257)  (11,299,024)
    Contract maintenance charges                                          (14)      (2,757)     (2,047)   (1,255,831)     (517,585)
    Adjustments to net assets allocated to contracts
       in payout phase                                                                                       261,015      (124,062)
                                                                 ------------- ------------ ----------- ------------- -------------
                                                                 ------------- ------------ ----------- ------------- -------------

    Increase (decrease) in net assets resulting from
       contract transactions                                          693,342     (664,309)  1,491,296    40,054,581    37,838,767
                                                                 ------------- ------------ ----------- ------------- -------------
                                                                 ------------- ------------ ----------- ------------- -------------

    Total increase (decrease) in net assets                           800,368     (172,068)  2,676,855   205,675,760   337,190,551

NET ASSETS:
    Beginning of period                                                     0    4,970,024   2,293,169  1,649,496,658 1,312,306,107
                                                                 ------------- ------------ ----------- ------------- -------------
                                                                 ------------- ------------ ----------- ------------- -------------

    End of period                                              $      800,368 $  4,797,956 $ 4,970,024 $1,855,172,418$1,649,496,658
                                                                 ============= ============ =========== ============= =============
                                                                 ============= ============ =========== ============= =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                                      151,822      535,278   1,018,173    28,620,375    34,579,732
    Units redeemed                                                    (81,970)    (688,723)   (676,233)  (23,262,745)  (29,572,427)
                                                                 ------------- ------------ ----------- ------------- -------------
                                                                 ------------- ------------ ----------- ------------- -------------

    Net increase (decrease)                                            69,852     (153,445)    341,940     5,357,630     5,007,305
                                                                 ============= ============ =========== ============= =============
                                                                 ============= ============ =========== ============= =============


(1) The portfolio commenced operations on July 21, 2004.

The accompanying notes are an integral part of these financial statements.                                              (Concluded)




FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

                                                               At December 31                      For the year ended December 31
                                                   -----------------------------------------   -----------------------------------
                                                   -----------------------------------------   -----------------------------------
                                                    Units    Unit Fair Value      Net Assets   Expense Ratio         Total Return
                                                    (000s)   lowest to highest      (000s)     lowest to highest lowest to highest
                                                   --------  ------------------   ----------   ----------------- -----------------
                                                   --------  ------------------   ----------   ----------------  -----------------

AIM BLUE CHIP PORTFOLIO
   2004                                                240   $  6.03 to  11.42   $    1,465    0.00 %  to 1.25 %  3.00 % to  7.92 %
   2003                                                334   $  5.85 to  10.98   $    1,962    0.00 %  to 1.25 % 23.73 % to 25.28 %
AIM SMALL CAP GROWTH PORTFOLIO
   2004                                                211   $ 10.76 to  12.78   $    2,276    0.00 %  to 1.25 %  5.49 % to 12.94 %
   2003                                                164   $ 10.20 to  11.99   $    1,675    0.00 %  to 1.25 % 37.41 % to 39.13 %
ALGER AMERICAN BALANCED PORTFOLIO
   2004                                                471   $  9.85 to  11.87   $    5,252    0.00 %  to 1.25 %  3.27 % to  6.47 %
   2003                                                646   $  9.48 to  11.35   $    6,966    0.00 %  to 1.25 % 17.46 % to 19.04 %
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
   2004                                              1,402   $ 10.53 to  14.70   $   19,383    0.00 %  to 1.25 % 11.65 % to 15.63 %
   2003                                              1,359   $  9.38 to  13.00   $   16,825    0.00 %  to 1.25 % 45.97 % to 47.80 %
AMERICAN CENTURY EQUITY INCOME PORTFOLIO
   2004                                                508   $ 10.68 to  17.60   $    8,488    0.00 %  to 1.25 %  6.80 % to 12.53 %
   2003                                                420   $ 11.13 to  15.64   $    6,321    0.00 %  to 1.25 % 22.71 % to 24.25 %
AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   2004                                                 66   $  9.92 to  15.20   $      657    0.00 %  to 0.75 % 12.14 % to 12.98 %
   2003                                                 29   $  8.85 to  13.45   $      253    0.00 %  to 0.75 % 28.66 % to 34.54 %
ARTISAN INTERNATIONAL PORTFOLIO
   2004                                                796   $  8.37 to  13.89   $    6,710    0.00 %  to 1.25 % 14.96 % to 17.77 %
   2003                                                596   $  7.20 to  11.82   $    4,307    0.00 %  to 1.25 % 27.54 % to 29.14 %
FEDERATED CAPITAL APPRECIATION PORTFOLIO
   2004                                                425   $ 10.51 to  11.86   $    4,493    0.00 %  to 1.25 %  5.87 % to  8.38 %
   2003                                                302   $  9.93 to  11.09   $    3,009    0.00 %  to 1.25 % 22.28 % to 23.82 %
FIDELITY VIP CONTRAFUND II PORTFOLIO
   2004                                              1,565   $ 10.90 to  16.03   $   23,369    0.00 %  to 1.25 %  8.96 % to 15.48 %
   2003                                              1,410   $  9.57 to  13.88   $   18,460    0.00 %  to 1.25 % 26.87 % to 28.47 %
FIDELITY VIP GROWTH PORTFOLIO
   2004                                              5,955   $  6.86 to  21.96   $  113,457    0.00 %  to 1.25 %  2.10 % to  8.24 %
   2003                                              6,248   $  6.67 to  21.51   $  117,336    0.00 %  to 1.25 % 31.21 % to 32.85 %
FRANKLIN SMALL CAP GROWTH FUND I
   2004                                                 15   $  7.18 to  15.95   $      106    0.00 %  to 0.75 % 12.20 % to 13.04 %
   2003                                                 38   $  6.40 to  14.11   $      246    0.00 %  to 0.75 % 36.65 % to 41.08 %
INVESCO DYNAMICS FUND
   2004                                                479   $  5.59 to  13.09   $    2,694    0.00 %  to 1.25 % 10.56 % to 13.39 %
   2003                                                682   $  5.05 to  11.72   $    3,463    0.00 %  to 1.25 % 36.57 % to 38.28 %
JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO
   2004                                                282   $ 10.55 to  14.15   $    3,280    0.00 %  to 0.95 %  3.79 % to  4.78 %
   2003                                                405   $ 10.15 to  13.50   $    4,531    0.00 %  to 0.95 % 22.82 % to 35.02 %

                                                                                                                        (Continued)
JANUS FUND
   2004                                                 23   $  6.14 to  14.05   $      141    0.00 %  to 0.75 %  3.91 % to  4.69 %
   2003                                                 23   $  5.91 to  13.42   $      133    0.00 %  to 0.75 % 30.73 % to 34.19 %
JANUS TWENTY PORTFOLIO
   2004                                              1,396   $  5.56 to  13.62   $    7,831    0.00 %  to 1.25 % 12.69 % to 23.89 %
   2003                                              1,486   $  4.55 to  11.02   $    6,788    0.00 %  to 1.25 % 23.76 % to 25.31 %
JANUS WORLDWIDE PORTFOLIO
   2004                                                740   $  5.66 to  12.07   $    4,227    0.00 %  to 1.25 %  4.23 % to 11.28 %
   2003                                                916   $  5.43 to  11.46   $    5,001    0.00 %  to 1.25 % 22.70 % to 24.24 %
JENSEN PORTFOLIO
   2004                                                 91   $ 10.63 to  10.82   $      968    0.00 %  to 1.25 %  6.34 % to  8.20 %
LIBERTY ASSET ALLOCATION FUND
   2004                                                 19   $ 12.11 to  13.63   $      224    0.00 %  to 0.75 %  9.17 % to  9.99 %
   2003                                                 17   $ 11.10 to  12.39   $      185    0.00 %  to 0.75 % 19.57 % to 23.88 %
LM INSTITUTIONAL ADVISORS VALUE PORTFOLIO
   2004                                                708   $ 11.50 to  13.82   $    9,488    0.00 %  to 1.25 % 11.31 % to 15.00 %
   2003                                                476   $ 11.64 to  12.26   $    5,728    0.00 %  to 1.25 % 42.70 % to 44.21 %
MAXIM AGGRESSIVE PROFILE I PORTFOLIO
   2004                                              5,312   $ 11.19 to  15.47   $   81,359    0.00 %  to 1.25 % 11.88 % to 16.89 %
   2003                                              4,432   $  9.75 to  13.23   $   58,272    0.00 %  to 1.25 % 28.95 % to 30.57 %
MAXIM ARIEL MIDCAP VALUE PORTFOLIO
   2004                                              2,407   $ 10.94 to  35.78   $   75,029    0.00 %  to 1.25 %  9.42 % to 12.28 %
   2003                                              2,492   $ 11.43 to  32.27   $   71,518    0.00 %  to 1.25 % 27.97 % to 29.58 %
MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO
   2004                                              2,471   $ 10.94 to  34.50   $   60,866    0.00 %  to 1.25 %  9.43 % to 22.17 %
   2003                                              1,937   $ 11.73 to  28.60   $   39,756    0.00 %  to 1.25 % 27.64 % to 29.24 %
MAXIM BOND INDEX PORTFOLIO
   2004                                                825   $ 10.06 to  14.01   $   10,908    0.00 %  to 1.25 %  0.58 % to  3.28 %
   2003                                                794   $  9.89 to  13.56   $   10,270    0.00 %  to 1.25 %  1.79 % to  3.07 %
MAXIM CONSERVATIVE PROFILE I PORTFOLIO
   2004                                              2,510   $ 10.41 to  14.58   $   36,199    0.00 %  to 1.25 %  4.10 % to  6.92 %
   2003                                              2,286   $ 10.40 to  13.68   $   30,915    0.00 %  to 1.25 %  9.95 % to 11.33 %
MAXIM GROWTH INDEX PORTFOLIO
   2004                                              1,715   $  6.78 to  11.88   $   19,505    0.00 %  to 1.25 %  4.65 % to  8.22 %
   2003                                              1,756   $  6.44 to  11.28   $   19,071    0.00 %  to 1.25 % 23.31 % to 24.86 %
MAXIM INDEX 600 PORTFOLIO
   2004                                                916   $ 11.27 to  26.98   $   22,261    0.00 %  to 1.25 % 12.67 % to 21.78 %
   2003                                                908   $ 12.18 to  22.43   $   18,382    0.00 %  to 1.25 % 36.41 % to 38.12 %

                                                                                                                         (Continued)
MAXIM INVESCO ADR PORTFOLIO
   2004                                                765   $ 10.75 to  18.95   $   12,160    0.00 %  to 1.25 % 13.93 % to 19.64 %
   2003                                                751   $  9.05 to  16.04   $   10,103    0.00 %  to 1.25 % 29.68 % to 31.31 %
MAXIM LOOMIS SAYLES BOND PORTFOLIO
   2004                                              1,759   $ 10.56 to  25.80   $   38,199    0.00 %  to 1.25 %  5.58 % to 10.98 %
   2003                                              1,625   $ 10.87 to  23.54   $   33,005    0.00 %  to 1.25 % 28.49 % to 30.10 %
MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
   2004                                                544   $ 11.22 to  18.92   $    9,771    0.00 %  to 1.25 % 12.15 % to 22.16 %
   2003                                                469   $ 11.95 to  15.49   $    6,953    0.00 %  to 1.25 % 32.62 % to 34.28 %
MAXIM MFS SMALL-CAP GROWTH PORTFOLIO
   2004                                              2,066   $  6.83 to  24.21   $   42,617    0.00 %  to 1.25 %  4.68 % to 13.94 %
   2003                                              2,294   $  6.49 to  23.13   $   45,659    0.00 %  to 1.25 % 29.33 % to 30.95 %
MAXIM MODERATE PROFILE I PORTFOLIO
   2004                                             13,270   $ 10.77 to  15.22   $  198,853    0.00 %  to 1.25 %  7.65 % to 11.34 %
   2003                                              9,249   $ 10.54 to  13.67   $  124,944    0.00 %  to 1.25 % 18.70 % to 20.19 %
MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO
   2004                                             12,116   $ 10.95 to  15.49   $  185,976    0.00 %  to 1.25 %  9.49 % to 13.38 %
   2003                                              9,720   $ 10.06 to  13.68   $  132,034    0.00 %  to 1.25 % 22.42 % to 23.96 %
MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO
   2004                                              3,341   $ 10.61 to  14.24   $   46,926    0.00 %  to 1.25 %  6.14 % to  9.66 %
   2003                                              2,796   $ 10.73 to  12.98   $   35,912    0.00 %  to 1.25 % 15.05 % to 16.49 %
MAXIM MONEY MARKET PORTFOLIO
   2004                                              6,878   $ 10.01 to  20.97   $  116,003    0.00 %  to 1.25 % (0.31)% to  0.94 %
   2003                                              9,205   $ 10.02 to  21.04   $  157,820    0.00 %  to 1.25 % (0.52)% to  0.73 %
MAXIM STOCK INDEX PORTFOLIO
   2004                                             10,706   $  8.78 to  72.13   $  397,135    0.00 %  to 1.25 %  9.09 % to 10.74 %
   2003                                             11,826   $  7.98 to  65.95   $  403,028    0.00 %  to 1.25 % 26.82 % to 28.41 %
MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
   2004                                              3,874   $ 10.90 to  28.97   $   99,412    0.00 %  to 1.25 %  9.02 % to 15.03 %
   2003                                              3,870   $ 11.14 to  25.50   $   87,815    0.00 %  to 1.25 % 24.08 % to 25.64 %
MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
   2004                                              3,560   $ 11.20 to  20.62   $   72,018    0.00 %  to 1.25 % 12.05 % to 18.09 %
   2003                                              3,051   $ 10.68 to  17.46   $   52,481    0.00 %  to 1.25 % 36.11 % to 37.82 %
MAXIM TEMPLETON INTERNATIONAL EQUITY PORTFOLIO
   2004                                              2,307   $ 11.41 to  18.22   $   39,804    0.00 %  to 1.25 % 14.12 % to 18.86 %
   2003                                              2,383   $  9.87 to  15.52   $   35,230    0.00 %  to 1.25 % 33.67 % to 35.35 %
MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO
   2004                                              2,579   $ 10.06 to  18.45   $   44,939    0.00 %  to 1.25 %  0.61 % to  3.90 %
   2003                                              2,943   $ 10.01 to  17.98   $   49,877    0.00 %  to 1.25 %  1.30 % to  2.57 %

                                                                                                                         (Continued)
MAXIM VALUE INDEX PORTFOLIO
   2004                                                618   $ 10.41 to  14.48   $    8,565    0.00 %  to 1.25 %  9.45 % to 15.04 %
   2003                                                675   $  9.10 to  12.65   $    8,232    0.00 %  to 1.25 % 28.81 % to 30.43 %
MFS STRATEGIC GROWTH PORTFOLIO
   2004                                                 43   $ 10.49 to  11.66   $      458    0.00 %  to 1.25 %  5.22 % to 11.33 %
   2003                                                 38   $  9.97 to  10.97   $      380    0.00 %  to 1.25 % 25.69 % to 27.27 %
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO
   2004                                                274   $ 10.56 to  12.01   $    2,906    0.00 %  to 1.25 %  5.14 % to  8.17 %
   2003                                                144   $ 10.04 to  11.31   $    1,445    0.00 %  to 1.25 % 27.85 % to 29.57 %
OPPENHEIMER GLOBAL A PORTFOLIO
   2004                                                207   $ 11.59 to  12.09   $    2,493    0.00 %  to 1.25 % 15.86 % to 20.88 %
PIMCO TOTAL RETURN PORTFOLIO
   2004                                                809   $ 10.11 to  11.85   $    9,308    0.00 %  to 1.25 %  1.09 % to  4.88 %
   2003                                                655   $  9.94 to  11.30   $    7,256    0.00 %  to 1.25 %  3.90 % to  5.34 %
PIONEER EQUITY-INCOME VCT PORTFOLIO
   2004                                                119   $ 10.84 to  12.85   $    1,393    0.00 %  to 1.25 %  8.35 % to 16.04 %
   2003                                                 96   $ 10.09 to  11.10   $      978    0.00 %  to 1.25 % 20.76 % to 22.28 %
RS DIVERSIFIED GROWTH PORTFOLIO
   2004                                                 70   $ 11.31 to  11.51   $      800    0.00 %  to 1.25 % 13.10 % to 15.12 %
   2003                                              1,058   $  4.63 to  12.16   $    4,970    0.00 %  to 1.25 % 44.92 % to 46.74 %
RS EMERGING GROWTH PORTFOLIO
   2004                                                905   $  5.26 to  13.97   $    4,798    0.00 %  to 1.25 % 13.74 % to 16.53 %

                                                                                                                         (Concluded)



                                                               AIM BLUE CHIP PORTFOLIO
                             -------------------------------------------------------------------------------------------------------

Expenses as a % of net assets     0.00              0.55               0.65              0.75              0.95               1.25

          2002
--------------------------
--------------------------
 Ending Unit Value                   $ 4.88             $ 4.81            $ 4.80             $ 4.79            $ 4.76        $ 4.73
 Number of Units Outstanding          2,575             23,175                 -             17,313            81,240       292,297
 Net Assets (000's)                    $ 13              $ 112               $ -               $ 83             $ 387       $ 1,381
 Total Return                       (26.40%)           (26.90%)          (26.94%)           (26.98%)          (27.22%)      (27.34%)

          2001
--------------------------
--------------------------
 Ending Unit Value                   $ 6.63             $ 6.58            $ 6.57             $ 6.56            $ 6.54        $ 6.51
 Number of Units Outstanding          1,870             24,965                 -             26,790            88,846       423,660
 Net Assets (000's)                    $ 12              $ 164               $ -              $ 176             $ 581       $ 2,757
 Total Return                       (23.00%)           (23.31%)          (23.43%)           (23.45%)          (23.60%)      (23.86%)

          2000
--------------------------
--------------------------
 Ending Unit Value                    $ 8.61             $ 8.58           $ 8.58              8.57             8.56           8.55
 Number of Units Outstanding              30              5,048                -             6,939           33,594        290,971
 Net Assets (000's)                      $ 0               $ 43                -              $359             $ 288       $ 2,488
 Total Return                        (13.90%)           (14.20%)         (14.20%)          (14.30%)          (14.40%)      (14.50%)


                                                            AIM SMALL CAP GROWTH PORTFOLIO
                             -------------------------------------------------------------------------------------------------------
                             -------------------------------------------------------------------------------------------------------

Expenses as a % of net assets     0.00              0.55               0.65              0.75              0.95             1.25

          2002
--------------------------
--------------------------
 Ending Unit Value                   $ 7.48             $ 7.45            $ 7.45             $ 7.44            $ 7.43        $ 7.42
 Number of Units Outstanding            263              2,247                 -              2,324             1,727        12,201
 Net Assets (000's)                     $ 2               $ 17               $ -               $ 17              $ 13          $ 90
 Total Return                       (25.20%)           (25.50%)          (25.50%)           (25.60%)          (25.70%)      (25.80%)

                                                                                                                         (Continued)



                                                           ALGER AMERICAN BALANCED PORTFOLIO
                            --------------------------------------------------------------------------------------------------------
                            --------------------------------------------------------------------------------------------------------

Expenses as a % of net assets    0.00              0.55              0.65              0.75              0.95              1.25

          2002
-------------------------
-------------------------
 Ending Unit Value                   $ 9.53            $ 9.37            $ 8.02            $ 9.31            $ 9.25          $ 9.15
 Number of Units Outstanding            347             6,592                 -            30,271           135,584         601,451
 Net Assets (000's)                     $ 3              $ 62               $ -             $ 282           $ 1,254         $ 5,505
 Total Return                       (12.33%)          (12.76%)          (12.83%)          (12.91%)          (13.06%)        (13.43%)

          2001
-------------------------
-------------------------
 Ending Unit Value                  $ 10.87           $ 10.74            $ 9.20           $ 10.69           $ 10.64         $ 10.57
 Number of Units Outstanding             73            10,322                 -            25,750           125,592         598,195
 Net Assets (000's)                     $ 1             $ 111               $ -             $ 275           $ 1,336         $ 6,322
 Total Return                        (1.98%)           (2.45%)           (2.54%)           (2.64%)           (2.92%)         (3.12%)

          2000
-------------------------
-------------------------
 Ending Unit Value                  $ 11.09           $ 11.01             $.9.44           $10.98           $ 10.96        $  10.91
 Number of Units Outstanding              -             5,064                  -           12,856           109,400         505,908
 Net Assets (000's)                     $ -              $ 56              $   -            $ 141           $ 1,199         $ 5,521
 Total Return                        (2.80%)           (3.34%)           (5.60%)           (3.51%)           (3.61%)        (3.96%)

                                                               ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                            --------------------------------------------------------------------------------------------------------
                            --------------------------------------------------------------------------------------------------------

Expenses as a % of net assets    0.00              0.55              0.65              0.75              0.95              1.25

          2002
-------------------------
-------------------------
 Ending Unit Value                   $ 8.80            $ 8.64            $ 6.39            $ 8.58            $ 8.52          $ 8.44
 Number of Units Outstanding          1,755            30,204                 -            64,663           203,757         813,721
 Net Assets (000's)                    $ 15             $ 261               $ -             $ 555           $ 1,737         $ 6,869
 Total Return                       (29.54%)          (29.93%)          (29.93%)          (30.07%)          (30.22%)        (30.42%)

          2001
-------------------------
-------------------------
 Ending Unit Value                  $ 12.49           $ 12.33            $ 9.12           $ 12.27           $ 12.21         $ 12.13
 Number of Units Outstanding          5,675            50,488                 -            57,979           228,470         857,730
 Net Assets (000's)                    $ 71             $ 622               $ -             $ 711           $ 2,791        $ 10,406
 Total Return                        (6.51%)           (7.01%)           (7.22%)           (7.26%)           (7.50%)         (7.76%)

          2000
-------------------------
-------------------------
 Ending Unit Value                  $ 13.36           $ 13.26             $9.83            $13.23           $.13.20          $13.15
 Number of Units Outstanding          6,107            50,676                 -            41,599           219,147         865,701
 Net Assets (000's)                    $ 82             $ 672               $ -              $550           $ 2,893        $ 11,380
 Total Return                         9.15%             8.60%            (1.70%)            8.35%             8.20%           7.88%



                                                                                                                        (Continued)




                                                               AMERICAN CENTURY EQUITY INCOME PORTFOLIO
                           --------------------------------------------------------------------------------------------------------
                           --------------------------------------------------------------------------------------------------------


Expenses as a % of net assets   0.00             0.55             0.65             0.75              0.95             1.25

         2002
------------------------
------------------------
 Ending Unit Value                $ 12.59          $ 12.42          $ 12.39          $ 12.35           $ 12.29          $ 12.20
 Number of Units Outstanding        4,757           13,045                -           18,110            67,208          170,066
 Net Assets (000's)                  $ 60            $ 162              $ -            $ 224             $ 826          $ 2,074
 Total Return                      (4.98%)          (5.48%)          (5.56%)          (5.73%)           (5.90%)          (6.15%)

         2001
------------------------
------------------------
 Ending Unit Value                $ 13.25          $ 13.14          $ 13.12          $ 13.10           $ 13.06          $ 13.00
 Number of Units Outstanding          869           14,329                -            8,688            35,178          107,627
 Net Assets (000's)                  $ 12            $ 188              $ -            $ 114             $ 459          $ 1,399
 Total Return                      11.25%           10.70%           10.62%           10.46%            10.21%            9.89%

         2000
------------------------
------------------------
 Ending Unit Value                $ 11.91          $ 11.87          $ 11.86         $  11.86          $ 111.85             11.83
 Number of Units Outstanding           -                8                -             1,337            11,587            27,963
 Net Assets (000's)               $    -              $ 0           $    -          $    160          $    137          $    331
 Total Return                      19.10%           18.70%           18.60%           18.60%            18.50%            18.30%

                                AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
                           -----------------------------------------------------
                           -----------------------------------------------------

Expenses as a % of net assets   0.75

         2002
------------------------
------------------------
 Ending Unit Value                 $ 6.88
 Number of Units Outstanding       22,142
 Net Assets (000's)                 $ 152
 Total Return                     (19.91%)

         2001
------------------------
------------------------
 Ending Unit Value                 $ 8.59
 Number of Units Outstanding        2,206
 Net Assets (000's)                  $ 19
 Total Return                      (9.10%)

         2000
------------------------
------------------------
 Ending Unit Value             $      9.45
 Number of Units Outstanding            -
 Net Assets (000's)            $        -
 Total Return                      (5.50%)
                                                                                                                        (Continued)







                                                                  ARTISAN INTERNATIONAL PORTFOLIO
                             ------------------------------------------------------------------------------------------------------
                             ------------------------------------------------------------------------------------------------------


Expenses as a % of net assets     0.00              0.55               0.65              0.75              0.95               1.25

          2002
--------------------------
--------------------------
 Ending Unit Value                $ 5.83             $ 5.74            $ 5.73             $ 5.71            $ 5.69           $ 5.64
 Number of Units Outstanding         244              7,588                 -             33,286            58,883          294,453
 Net Assets (000's)                  $ 1               $ 44               $ -              $ 190             $ 335          $ 1,661
 Total Return                    (18.80%)           (19.38%)          (19.41%)           (19.58%)          (19.63%)         (19.89%)

          2001
--------------------------
--------------------------
 Ending Unit Value                $ 7.18             $ 7.12            $ 7.11             $ 7.10            $ 7.08           $ 7.04
 Number of Units Outstanding          15              5,267                 -             14,150            48,509          200,036
 Net Assets (000's)                  $ -               $ 37               $ -              $ 100             $ 344          $ 1,409
 Total Return                    (15.93%)           (16.33%)          (16.45%)           (16.47%)          (16.61%)         (16.98%)

          2000
--------------------------
--------------------------
 Ending Unit Value               $ 8.54             $ 8.51              8.51               8.50             8.49              $8.48
 Number of Units Outstanding         15              1,006                 -              2,436            25,053           144,380
 Net Assets (000's)              $    -             $    9             $   -            $    21             $ 213           $ 1,224
 Total Return                   (14.60%)           (14.90%)          (14.90%)           (15.00%)          (15.10%)          (15.20%)


                                                               FEDERATED CAPITAL APPRECIATION PORTFOLIO
                             ------------------------------------------------------------------------------------------------------
                             ------------------------------------------------------------------------------------------------------

Expenses as a % of net assets     0.00              0.55               0.65              0.75              0.95               1.25

          2002
--------------------------
--------------------------
 Ending Unit Value                $ 8.19             $ 8.16            $ 8.15             $ 8.15            $ 8.14           $ 8.12
 Number of Units Outstanding      14,740              3,191                 -              8,831            21,813           92,533
 Net Assets (000's)                $ 121               $ 26               $ -               $ 72             $ 178            $ 751
 Total Return                    (18.10%)           (18.40%)          (18.50%)           (18.50%)          (18.60%)         (18.80%)






                                                                                                                      (Continued)
                                                                   FIDELITY VIP CONTRAFUND II PORTFOLIO
                            -------------------------------------------------------------------------------------------------------
                            -------------------------------------------------------------------------------------------------------


Expenses as a % of net assets    0.00              0.55              0.65              0.75              0.95              1.25

          2002
-------------------------
-------------------------
 Ending Unit Value               $ 10.81           $ 10.56            $ 7.50           $ 10.48           $ 10.39           $ 10.26
 Number of Units Outstanding       1,165            37,904               134            70,602           250,602           894,447
 Net Assets (000's)                 $ 13             $ 400               $ 1             $ 740           $ 2,604           $ 9,179
 Total Return                     (9.31%)           (9.90%)           (9.96%)           (9.97%)          (10.20%)          (10.47%)

          2001
-------------------------
-------------------------
 Ending Unit Value               $ 11.92           $ 11.72            $ 8.33           $ 11.64           $ 11.57           $ 11.46
 Number of Units Outstanding         647            35,737               134            60,167           224,771           854,392
 Net Assets (000's)                  $ 8             $ 419               $ 1             $ 701           $ 2,601           $ 9,795
 Total Return                    (12.29%)          (12.73%)          (12.96%)          (12.94%)          (13.14%)          (13.38%)

          2000
-------------------------
-------------------------
 Ending Unit Value              $ 13.59           $ 13.43             $ 9.57          $  13.37           $.13.32          $  13.23
 Number of Units Outstanding        592            18,744                134            35,038           198,939           777,969
 Net Assets (000's)               $   8             $ 252               $  1          $    468           $ 2,650           $10,293
 Total Return                    (6.60%)          (7.12%)             (4.30%)           (7.35%)          (7.50%)           (7.80%)

                                                                   FIDELITY VIP GROWTH PORTFOLIO
                            -------------------------------------------------------------------------------------------------------
                            -------------------------------------------------------------------------------------------------------

Expenses as a % of net assets    0.00              0.55              0.65              0.75              0.95              1.25

          2002
-------------------------
-------------------------
 Ending Unit Value                 $ 8.58           $ 11.73            $ 5.06           $ 10.23           $ 12.51           $ 16.40
 Number of Units Outstanding       64,250           274,724             3,307           948,538         1,155,035         3,686,022
 Net Assets (000's)                 $ 551           $ 3,223              $ 17           $ 9,705          $ 14,454          $ 60,433
 Total Return                     (30.07%)          (30.51%)          (30.49%)          (30.64%)          (30.81%)          (30.95%)

          2001
-------------------------
-------------------------
 Ending Unit Value                $ 12.27           $ 16.88            $ 7.28           $ 14.75           $ 18.08           $ 23.75
 Number of Units Outstanding       65,066           312,757             3,321           945,946         1,223,847         3,927,000
 Net Assets (000's)                 $ 798           $ 5,279              $ 24          $ 13,952          $ 22,122          $ 93,279
 Total Return                     (17.65%)          (18.14%)          (18.20%)          (18.28%)          (18.45%)          (18.72%)

          2000
-------------------------
-------------------------
 Ending Unit Value              $ 14.90           $ 20.62               $8.90            $18.05           $ 22.17           $ 29.22
 Number of Units Outstanding     71,676           272,931               4,541           914,068         1,163,198         4,063,604
 Net Assets (000's)             $ 1,068           $ 5,628                 $40           $16,499          $ 25,788          $118,725
 Total Return                   (10.99%)          (11.46%)            (11.00%)          (11.65%)          (11.81%)         (12.07%)

                                                                                                                        (Continued)


                                      FRANKLIN SMALL CAP GROWTH FUND I
                            ----------------------------------------------------
                            ----------------------------------------------------


Expenses as a % of net assets    0.75

          2002
-------------------------
-------------------------
 Ending Unit Value                  $ 4.69
 Number of Units Outstanding        14,465
 Net Assets (000's)                   $ 68
 Total Return                      (30.00%)

          2001
-------------------------
-------------------------
 Ending Unit Value                  $ 6.70
 Number of Units Outstanding         7,384
 Net Assets (000's)                   $ 50
 Total Return                      (21.18%)

          2000
-------------------------
-------------------------
 Ending Unit Value                  $ 8.50
 Number of Units Outstanding           107
 Net Assets (000's)                 $    1
 Total Return                      (15.00%)

                                                                     INVESCO DYNAMICS FUND
                            -------------------------------------------------------------------------------------------------------
                            -------------------------------------------------------------------------------------------------------

Expenses as a % of net assets    0.00             0.55              0.65             0.75              0.95             1.25

          2002
-------------------------
-------------------------
 Ending Unit Value                  $ 3.82           $ 3.77            $ 3.76           $ 3.75            $ 3.73           $ 3.70
 Number of Units Outstanding         7,398           21,751                 -           53,272           118,493          597,242
 Net Assets (000's)                   $ 28             $ 82               $ -            $ 200             $ 442          $ 2,211
 Total Return                      (33.10%)         (33.39%)          (33.57%)         (33.51%)          (33.75%)         (33.93%)

          2001
-------------------------
-------------------------
 Ending Unit Value                  $ 5.71           $ 5.66            $ 5.66           $ 5.64            $ 5.63           $ 5.60
 Number of Units Outstanding         3,160           17,556                 -           34,718           159,264          532,951
 Net Assets (000's)                   $ 18             $ 99               $ -            $ 196             $ 896          $ 2,985
 Total Return                      (32.90%)         (33.33%)          (33.25%)         (33.49%)          (33.53%)         (33.81%)

          2000
-------------------------
-------------------------
 Ending Unit Value                  $ 8.51           $ 8.49            $ 8.48           $ 8.48            $ 8.47          $  8.46
 Number of Units Outstanding            14           17,153                 -           13,292            90,122          341,995
 Net Assets (000's)                 $    -            $ 146            $    -            $ 113             $ 763-         $ 2,892
 Total Return                      (14.90%)         (15.10%)          (15.20%)         (15.20%)          (15.30%)         (15.40%)

                                                                                                                       (Continued)





                            JANUS ASPEN SERIES WORLDWIDE GROWTH      JANUS FUND
                            ----------------------------------------------------
                            ----------------------------------------------------


Expenses as a % of net assets    0.75              0.95             0.75

          2002
-------------------------
-------------------------
 Ending Unit Value                  $ 8.25            $ 9.72            $ 4.52
 Number of Units Outstanding       185,722           219,839            60,777
 Net Assets (000's)                $ 1,531           $ 2,138             $ 275
 Total Return                      (26.01%)          (26.25%)          (28.03%)

          2001
-------------------------
-------------------------
 Ending Unit Value                 $ 11.15           $ 13.18            $ 6.28
 Number of Units Outstanding       193,107           208,436            15,053
 Net Assets (000's)                $ 2,154           $ 2,747              $ 95
 Total Return                      (23.05%)          (23.19%)          (26.72%)

          2000
-------------------------
-------------------------
 Ending Unit Value                 $ 14.49           $ 17.16            $ 8.57
 Number of Units Outstanding       209,494           171,580                39
 Net Assets (000's)                $ 3,036           $ 2,944            $    -
 Total Return                      (16.29%)          (16.46%)          (14.30%)

                                                                     JANUS TWENTY PORTFOLIO
                            -------------------------------------------------------------------------------------------------------
                            -------------------------------------------------------------------------------------------------------

Expenses as a % of net assets    0.00              0.55             0.65              0.75              0.95              1.25

          2002
-------------------------
-------------------------
 Ending Unit Value                  $ 3.80            $ 3.74            $ 3.73           $ 3.72            $ 3.70            $ 3.67
 Number of Units Outstanding        46,538            31,903                 -           50,147           274,501           947,397
 Net Assets (000's)                  $ 177             $ 119               $ -            $ 187           $ 1,016           $ 3,480
 Total Return                      (24.00%)          (24.44%)          (24.49%)         (24.54%)          (24.80%)          (25.10%)

          2001
-------------------------
-------------------------
 Ending Unit Value                  $ 5.00            $ 4.95            $ 4.94           $ 4.93            $ 4.92            $ 4.90
 Number of Units Outstanding         5,572            50,805                 -           49,241           194,263           846,459
 Net Assets (000's)                   $ 28             $ 251               $ -            $ 243             $ 956           $ 4,145
 Total Return                      (29.08%)          (29.59%)          (29.73%)         (29.77%)          (29.91%)          (30.00%)

          2000
-------------------------
-------------------------
 Ending Unit Value                  $ 7.05            $ 7.03           $  7.03           $.7.02            $ 7.02           $  7.00
 Number of Units Outstanding            74            40,608                 -           36,576           113,874           621,528
 Net Assets (000's)                    $ 1             $ 285           $     -           $  257             $ 799           $ 4,354
 Total Return                      (29.50%)          (29.70%)          (29.70%)         (29.80%)          (29.80%)          (30.00%)

                                                                                                                        (Continued)


                                                                 JANUS WORLDWIDE PORTFOLIO
                             ------------------------------------------------------------------------------------------------------
                             ------------------------------------------------------------------------------------------------------


Expenses as a % of net assets     0.00              0.55               0.65              0.75              0.95               1.25

          2002
--------------------------
--------------------------
 Ending Unit Value               $ 4.57             $ 4.51            $ 4.50             $ 4.49            $ 4.46            $ 4.43
 Number of Units Outstanding      7,008             39,683                 -             40,551           192,992           622,139
 Net Assets (000's)                $ 32              $ 179               $ -              $ 182             $ 861           $ 2,755
 Total Return                   (26.05%)           (26.43%)          (26.47%)           (26.51%)          (26.77%)          (26.90%)

          2001
--------------------------
--------------------------
 Ending Unit Value               $ 6.18             $ 6.13            $ 6.12             $ 6.11            $ 6.09            $ 6.06
 Number of Units Outstanding      3,068             45,126                 -             36,445           155,095           584,126
 Net Assets (000's)                $ 19              $ 277               $ -              $ 223             $ 944           $ 3,541
 Total Return                   (22.94%)           (23.28%)          (23.40%)           (23.43%)          (23.59%)          (23.87%)

          2000
--------------------------
--------------------------
 Ending Unit Value               $ 8.02             $ 7.99             $7.99             $ 7.98            $7.97              $7.96
 Number of Units Outstanding         69             33,577                 -             15,876           96,440            408,304
 Net Assets (000's)                $  1              $ 268               $ -             $  127            $ 769            $13,251
 Total Return                   (19.80%)           (20.10%)          (20.10%)           (20.20%)          (20.30%)          20.40%)

                                                      LM INSTITUTIONAL INVESTORS ADVISORS VALUE PORTFOLIO
                             -------------------------------------------------------------------------------------------------------
                             -------------------------------------------------------------------------------------------------------

Expenses as a % of net assets     0.00              0.55               0.65              0.75              0.95               1.25

          2002
--------------------------
--------------------------
 Ending Unit Value               $ 8.50             $ 8.45            $ 8.45             $ 8.44            $ 8.43            $ 8.42
 Number of Units Outstanding          9              7,293                 -              1,801            24,425            95,682
 Net Assets (000's)                 $ -               $ 62               $ -               $ 15             $ 206             $ 805
 Total Return                   (15.00%)           (15.50%)          (15.50%)           (15.60%)          (15.70%)          (15.80%)

                                                                                                                        (Continued)




                                                               MAXIM AGGRESSIVE PROFILE I PORTFOLIO
                            -------------------------------------------------------------------------------------------------------
                            -------------------------------------------------------------------------------------------------------


Expenses as a % of net assets    0.00               0.55              0.65              0.75              0.95               1.25

          2002
--------------------------
--------------------------
 Ending Unit Value              $ 10.13           $ 10.16            $ 7.51            $ 10.05            $ 9.95            $ 9.79
 Number of Units Outstanding  2,695,952            47,183               176            165,055           166,720           354,765
 Net Assets (000's)            $ 27,323             $ 480               $ 1            $ 1,659           $ 1,659           $ 3,472
 Total Return                   (17.64%)          (18.13%)          (18.19%)           (18.23%)          (18.38%)          (18.62%)

          2001
--------------------------
--------------------------
 Ending Unit Value              $ 12.30           $ 12.41            $ 9.18            $ 12.29           $ 12.19           $ 12.03
 Number of Units Outstanding  2,053,814            29,171               176            140,600           165,531           359,651
 Net Assets (000's)            $ 25,267             $ 362               $ 2            $ 1,728           $ 2,018           $ 4,327
 Total Return                     5.75%)           (6.20%)           (6.33%)            (6.47%)           (6.66%)           (6.89%)

          2000
--------------------------
--------------------------
 Ending Unit Value             $ 13.05            $ 13.23           $  9.80            $ 13.14           $ 13.06           $ 12.92
 Number of Units Outstanding 1,524,726             24,790               346             97,470           126,106           303,041
 Net Assets (000's)           $ 19,899            $   328                 3            $ 1,281           $ 1,647           $ 3,915
 Total Return                   (6.85%)            (7.35%)           (2.00%)            (7.53%)           (7.70%)           (7.98%)

                                                              MAXIM ARIEL MIDCAP VALUE PORTFOLIO
                            --------------------------------------------------------------------------------------------------------
                            --------------------------------------------------------------------------------------------------------

Expenses as a % of net assets    0.00               0.55              0.65              0.75              0.95               1.25

          2002
--------------------------
--------------------------
 Ending Unit Value              $ 15.14           $ 18.34           $ 12.49            $ 17.78           $ 19.42           $ 25.21
 Number of Units Outstanding     39,766           100,994               545            361,232           544,665         1,499,517
 Net Assets (000's)               $ 602           $ 1,853               $ 7            $ 6,424          $ 10,580          $ 37,809
 Total Return                   (10.73%)          (11.27%)          (11.36%)           (11.45%)          (11.65%)          (11.88%)

          2001
--------------------------
--------------------------
 Ending Unit Value              $ 16.96           $ 20.67           $ 14.09            $ 20.08           $ 21.98           $ 28.61
 Number of Units Outstanding     41,705            82,325               545            353,595           589,121         1,563,715
 Net Assets (000's)               $ 707           $ 1,702               $ 8            $ 7,100          $ 12,947          $ 44,744
 Total Return                    18.19%            17.51%            17.42%             17.29%            17.04%            16.68%

          2000
--------------------------
--------------------------
 Ending Unit Value              $ 14.35            $ 17.59          $ 12.00            $ 17.12          $  18.78           $ 24.52
 Number of Units Outstanding     43,484             53,331              903            319,881           574,831         1,544,026
 Net Assets (000's)              $  624              $ 938            $  11            $35,476          $ 10,795           $37,855
 Total Return                    18.69%             18.05%            20.00%            17.83%            17.60%            17.21%

                                                                                                                        (Continued)





                                                              MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO
                            -------------------------------------------------------------------------------------------------------
                            -------------------------------------------------------------------------------------------------------


Expenses as a % of net assets    0.00              0.55              0.65              0.75              0.95              1.25

          2002
-------------------------
-------------------------
 Ending Unit Value               $ 14.06           $ 17.32           $ 13.43           $ 15.93           $ 20.71           $ 22.41
 Number of Units Outstanding   1,040,392            27,796             1,413            63,011            95,309           306,805
 Net Assets (000's)             $ 14,632             $ 482              $ 19           $ 1,004           $ 1,973           $ 6,874
 Total Return                     (6.33%)           (6.83%)           (6.87%)           (7.01%)           (7.13%)           (7.43%)

          2001
-------------------------
-------------------------
 Ending Unit Value               $ 15.01           $ 18.59           $ 14.42           $ 17.13           $ 22.30           $ 24.21
 Number of Units Outstanding     682,781            25,012             1,413            40,779            74,353           239,752
 Net Assets (000's)             $ 10,245             $ 465              $ 20             $ 698           $ 1,658           $ 5,803
 Total Return                     15.73%            15.04%            14.90%            14.81%            14.54%            14.25%

          2000
-------------------------
-------------------------
 Ending Unit Value               $ 12.97           $ 16.16           $ 12.55           $ 14.92           $ 19.47           $ 21.19
 Number of Units Outstanding     431,553            12,923             1,441            30,317            51,535           169,805
 Net Assets (000's)              $ 5,597             $ 209           $    18             $ 452           $ 1,003           $ 3,601
 Total Return                     26.66%            25.95%            25.50%            25.70%            25.45%            25.09%

                                                                   MAXIM BOND INDEX PORTFOLIO
                            --------------------------------------------------------------------------------------------------------
                            --------------------------------------------------------------------------------------------------------

Expenses as a % of net assets    0.00              0.55              0.65              0.75              0.95              1.25

          2002
-------------------------
-------------------------
 Ending Unit Value              $ 13.16           $ 12.92           $ 12.83           $ 12.84           $ 12.75           $ 12.63
 Number of Units Outstanding      4,277             8,651                 -            32,896           156,718           547,548
 Net Assets (000's)                $ 56             $ 112               $ -             $ 422           $ 1,999           $ 6,915
 Total Return                     9.67%             9.12%             9.01%             8.91%             8.60%             8.32%

          2001
-------------------------
-------------------------
 Ending Unit Value              $ 12.00           $ 11.84           $ 11.77           $ 11.79           $ 11.74           $ 11.66
 Number of Units Outstanding      1,774             1,633                 -            10,427            57,734           176,019
 Net Assets (000's)                $ 21              $ 19               $ -             $ 123             $ 678           $ 2,052
 Total Return                     7.53%             6.86%             6.81%             6.70%             6.53%             6.19%

          2000
-------------------------
-------------------------
 Ending Unit Value              $ 11.16           $ 11.08           $ 11.02           $ 11.05           $ 11.02           $ 10.98
 Number of Units Outstanding          -                39                 -             1,129            10,544            65,240
 Net Assets (000's)               $   -           $     -           $     -             $  12            $  116           $   716
 Total Return                     11.27%           10.69%            10.20%            10.50%            10.20%             9.91%

                                                                                                                        (Continued)




                                                              MAXIM CONSERVATIVE PROFILE I PORTFOLIO
                            -------------------------------------------------------------------------------------------------------
                            -------------------------------------------------------------------------------------------------------


Expenses as a % of net assets    0.00              0.55              0.65              0.75              0.95              1.25

          2002
-------------------------
-------------------------
 Ending Unit Value                $ 12.25           $ 12.35           $ 10.57           $ 12.23           $ 12.17           $ 11.90
 Number of Units Outstanding    1,317,240             5,105                 -           214,143            60,105           354,326
 Net Assets (000's)              $ 16,139              $ 63               $ -           $ 2,618             $ 731           $ 4,217
 Total Return                      (0.73%)           (1.28%)           (1.31%)           (1.37%)           (1.62%)           (1.90%)

          2001
-------------------------
-------------------------
 Ending Unit Value                $ 12.34           $ 12.51           $ 10.71           $ 12.40           $ 12.37           $ 12.13
 Number of Units Outstanding    1,020,296             5,762                 -           168,345            47,547           409,009
 Net Assets (000's)              $ 12,587              $ 72               $ -           $ 2,088             $ 588           $ 4,962
 Total Return                       2.92%             2.29%             2.19%             2.06%             1.89%             1.59%

          2000
-------------------------
-------------------------
 Ending Unit Value                $ 11.99           $ 12.23           $ 10.48           $ 12.15           $ 12.14           $ 11.94
 Number of Units Outstanding      820,263             3,984                 -           177,718            34,796           408,528
 Net Assets (000's)               $ 9,835              $ 49                 -           $ 2,159           $   422           $14,881
 Total Return                       5.83%             5.34%             4.80%             5.10%             4.84%             4.55%

                                                                    MAXIM GROWTH INDEX PORTFOLIO
                            --------------------------------------------------------------------------------------------------------
                            --------------------------------------------------------------------------------------------------------

Expenses as a % of net assets    0.00              0.55              0.65              0.75              0.95              1.25

          2002
-------------------------
-------------------------
 Ending Unit Value                 $ 7.72            $ 9.08            $ 5.20            $ 8.99            $ 8.89            $ 8.75
 Number of Units Outstanding        9,218            38,859                33           184,480           254,502         1,193,562
 Net Assets (000's)                  $ 71             $ 353               $ -           $ 1,658           $ 2,263          $ 10,444
 Total Return                     (24.02%)          (24.52%)          (24.64%)          (24.58%)          (24.79%)          (25.02%)

          2001
-------------------------
-------------------------
 Ending Unit Value                $ 10.16           $ 12.03            $ 6.90           $ 11.92           $ 11.82           $ 11.67
 Number of Units Outstanding        8,135            43,261                33           195,512           264,562         1,238,936
 Net Assets (000's)                  $ 83             $ 520               $ -           $ 2,331           $ 3,128          $ 14,460
 Total Return                     (13.16%)          (13.58%)          (13.53%)          (13.81%)          (13.97%)          (14.19%)

          2000
-------------------------
-------------------------
 Ending Unit Value                $ 11.70           $ 13.92            $ 7.98          $  13.83           $ 13.74          $  13.60
 Number of Units Outstanding        8,360            35,985                33           163,753           229,556         1,224,149
 Net Assets (000's)               $    98             $ 501            $    -           $ 2,265           $ 3,154          $ 16,651
 Total Return                     (22.31%)          (22.80%)          (20.20%)          (22.91%)          (23.07%)         (23.34%)

                                                                                                                        (Continued)



                                                                    MAXIM INDEX 600 PORTFOLIO
                            -------------------------------------------------------------------------------------------------------
                            -------------------------------------------------------------------------------------------------------


Expenses as a % of net assets    0.00              0.55              0.65              0.75              0.95              1.25

          2002
-------------------------
-------------------------
 Ending Unit Value                $ 10.49           $ 12.74            $ 9.45           $ 11.68           $ 14.82           $ 16.44
 Number of Units Outstanding       10,490            34,243               841           195,732           185,217           457,599
 Net Assets (000's)                 $ 110             $ 436               $ 8           $ 2,285           $ 2,745           $ 7,525
 Total Return                     (15.20%)          (15.68%)          (15.78%)          (15.85%)          (16.03%)          (16.29%)

          2001
-------------------------
-------------------------
 Ending Unit Value                $ 12.37           $ 15.11           $ 11.22           $ 13.88           $ 17.65           $ 19.64
 Number of Units Outstanding       11,525            35,797               841           179,104           197,788           481,282
 Net Assets (000's)                 $ 143             $ 541               $ 9           $ 2,485           $ 3,492           $ 9,453
 Total Return                       5.73%             5.22%             5.15%             4.99%             4.75%             4.47%

          2000
-------------------------
-------------------------
 Ending Unit Value                $ 11.70           $ 14.36           $ 10.67           $ 13.22           $ 16.85           $ 18.80
 Number of Units Outstanding       13,796            23,270             1,054           165,316           203,258           489,660
 Net Assets (000's)               $   161             $ 334              $ 11           $ 2,185           $ 3,425           $ 9,205
 Total Return                      10.27%             9.62%             6.70%             9.44%             9.20%             8.86%

                                                                  MAXIM INVESCO ADR PORTFOLIO
                            --------------------------------------------------------------------------------------------------------
                            --------------------------------------------------------------------------------------------------------

Expenses as a % of net assets    0.00              0.55              0.65              0.75              0.95              1.25

          2002
-------------------------
-------------------------
 Ending Unit Value                 $ 7.79            $ 9.58            $ 6.94            $ 8.52           $ 11.70           $ 12.37
 Number of Units Outstanding       13,152            52,686             1,331           323,340            84,497           276,630
 Net Assets (000's)                 $ 102             $ 505               $ 9           $ 2,755             $ 988           $ 3,422
 Total Return                     (13.15%)          (13.69%)          (13.68%)          (13.77%)          (13.97%)          (14.22%)

          2001
-------------------------
-------------------------
 Ending Unit Value                 $ 8.97           $ 11.10            $ 8.04            $ 9.88           $ 13.60           $ 14.42
 Number of Units Outstanding       11,069            30,391             1,340           304,754           113,759           314,602
 Net Assets (000's)                  $ 99             $ 337              $ 11           $ 3,012           $ 1,547           $ 4,537
 Total Return                     (16.48%)          (16.98%)          (17.03%)          (17.18%)          (17.27%)          (17.55%)

          2000
-------------------------
-------------------------
 Ending Unit Value                $ 10.74           $ 13.37            $ 9.69            $11.93           $ 16.44           $ 17.49
 Number of Units Outstanding       12,896            25,347             1,844           275,937           104,088           345,072
 Net Assets (000's)               $   139             $ 339            $   18           $ 3,292           $ 1,711           $ 6,037
 Total Return                     (10.20%)          (10.63%)           (3.10%)          (10.84%)          (11.04%)          (11.31%)

                                                                                                                        (Continued)


                                                                MAXIM MFS SMALL-CAP GROWTH PORTFOLIO
                            -------------------------------------------------------------------------------------------------------
                            -------------------------------------------------------------------------------------------------------


Expenses as a % of net assets    0.00              0.55              0.65              0.75              0.95              1.25

          2002
-------------------------
-------------------------
 Ending Unit Value                 $ 9.31           $ 11.39            $ 4.99           $ 10.62           $ 15.04           $ 17.88
 Number of Units Outstanding       36,329           127,029             3,820           428,582           464,900         1,234,858
 Net Assets (000's)                 $ 338           $ 1,447              $ 19           $ 4,551           $ 6,992          $ 22,086
 Total Return                     (30.99%)          (31.34%)          (31.36%)          (31.48%)          (31.61%)          (31.83%)

          2001
-------------------------
-------------------------
 Ending Unit Value                $ 13.49           $ 16.59            $ 7.27           $ 15.50           $ 21.99           $ 26.23
 Number of Units Outstanding       35,923           150,777             3,856           430,489           536,016         1,313,120
 Net Assets (000's)                 $ 485           $ 2,502              $ 28           $ 6,671          $ 11,787          $ 34,441
 Total Return                     (22.87%)          (23.30%)          (23.39%)          (23.42%)          (23.62%)          (23.84%)

          2000
-------------------------
-------------------------
 Ending Unit Value                $ 17.49            $ 21.63           $ 9.49           $ 20.24           $ 28.79          $  34.44
 Number of Units Outstanding       38,510            128,855            4,206           456,661           495,179         1,403,142
 Net Assets (000's)               $   674            $ 2,787           $   40           $ 9,243           $14,256          $ 48,320
 Total Return                     (12.37%)           (12.89%)          (5.10%)          (13.06%)          (13.20%)          (13.53%)

                                                                 MAXIM LOOMIS SAYLES BOND PORTFOLIO
                            --------------------------------------------------------------------------------------------------------
                            --------------------------------------------------------------------------------------------------------

Expenses as a % of net assets    0.00              0.55              0.65              0.75              0.95              1.25

          2002
-------------------------
-------------------------
 Ending Unit Value                $ 12.85           $ 14.10           $ 11.67           $ 13.13           $ 15.50           $ 18.32
 Number of Units Outstanding      163,556            26,821               212           206,726           159,601           758,868
 Net Assets (000's)               $ 2,102             $ 378               $ 2           $ 2,715           $ 2,474          $ 13,903
 Total Return                      11.06%            10.50%            10.41%            10.24%            10.01%             9.70%

          2001
-------------------------
-------------------------
 Ending Unit Value                $ 11.57           $ 12.76           $ 10.57           $ 11.91           $ 14.09           $ 16.70
 Number of Units Outstanding      104,057            20,820               228           181,118           176,528           771,166
 Net Assets (000's)               $ 1,204             $ 266               $ 2           $ 2,157           $ 2,487          $ 12,879
 Total Return                       2.57%             2.00%             1.93%             1.79%             1.59%             1.27%

          2000
-------------------------
-------------------------
 Ending Unit Value                $ 11.28           $ 12.51           $110.37           $ 11.70           $ 13.87           $ 16.49
 Number of Units Outstanding       76,001            12,458               228           188,988           185,615           829,134
 Net Assets (000's)               $   857             $ 156           $     2           $ 2,211           $ 2,574           $13,670
 Total Return                       4.54%             3.99%             3.70%             3.82%             3.66%             3.32%

                                                                                                                        (Continued)





                                                            MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
                            -------------------------------------------------------------------------------------------------------
                            -------------------------------------------------------------------------------------------------------

Expenses as a % of net assets    0.00              0.55             0.65              0.75              0.95              1.25

          2002
-------------------------
-------------------------
 Ending Unit Value                 $ 11.53           $ 11.48           $ 10.93          $ 11.36           $ 11.24           $ 11.06
 Number of Units Outstanding         4,194            12,585               128           66,711            80,248           258,142
 Net Assets (000's)                   $ 48             $ 144               $ 1            $ 758             $ 902           $ 2,856
 Total Return                      (14.53%)          (14.96%)          (15.07%)         (15.16%)          (15.30%)          (15.57%)

          2001
-------------------------
-------------------------
 Ending Unit Value                 $ 13.49           $ 13.50           $ 12.87          $ 13.39           $ 13.27           $ 13.10
 Number of Units Outstanding         2,361            16,358               128           42,827            71,311           246,337
 Net Assets (000's)                   $ 32             $ 221               $ 2            $ 573             $ 946           $ 3,227
 Total Return                       14.32%            13.64%            13.59%           13.47%            13.23%            12.93%

          2000
-------------------------
-------------------------
 Ending Unit Value                 $ 11.80           $ 11.88           $ 11.33          $ 11.80           $ 11.72           $ 11.60
 Number of Units Outstanding         1,778            16,731               128           32,628            57,079           210,920
 Net Assets (000's)                $    21             $ 199             $   1          $   385            $  669           $ 2,447
 Total Return                       23.82%            23.11%            13.30%           22.79%            22.59%            22.23%

                                                          MAXIM MODERATE PROFILE I PORTFOLIO
                            --------------------------------------------------------------------------------------------------------
                            --------------------------------------------------------------------------------------------------------

Expenses as a % of net assets    0.00              0.55             0.65              0.75              0.95              1.25

          2002
-------------------------
-------------------------
 Ending Unit Value                 $ 11.37           $ 11.34            $ 8.83          $ 11.22           $ 11.09           $ 10.92
 Number of Units Outstanding     4,015,222            23,568                 -          488,310           385,603           554,920
 Net Assets (000's)               $ 45,654             $ 267               $ -          $ 5,480           $ 4,275           $ 6,062
 Total Return                       (8.53%)           (9.06%)           (9.06%)          (9.22%)           (9.40%)           (9.68%)

          2001
-------------------------
-------------------------
 Ending Unit Value                 $ 12.43           $ 12.47            $ 9.71          $ 12.36           $ 12.24           $ 12.09
 Number of Units Outstanding     2,784,761            11,706                 -          442,197           302,169           550,894
 Net Assets (000's)               $ 34,612             $ 146               $ -          $ 5,466           $ 3,697           $ 6,660
 Total Return                       (2.74%)           (3.26%)           (3.38%)          (3.44%)           (3.62%)           (3.97%)

          2000
-------------------------
-------------------------
 Ending Unit Value                 $ 12.78           $ 12.89            $10.05          $ 12.80           $ 12.70           $ 12.59
 Number of Units Outstanding     1,899,302             8,602                 -          378,016           205,575           467,846
 Net Assets (000's)               $ 24,270           $   111                 -          $ 4,839           $ 2,611           $ 5,890
 Total Return                       (1.39%)           (1.90%)            0.50%           (2.14%)           (2.31%)           (2.63%)

                                                                                                                         (Continued)


                                                        MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO
                            --------------------------------------------------------------------------------------------------------
                            --------------------------------------------------------------------------------------------------------

Expenses as a % of net assets    0.00              0.55              0.65              0.75              0.95              1.25

          2002
-------------------------
-------------------------
 Ending Unit Value                $ 11.02           $ 11.10            $ 8.17           $ 10.98           $ 10.86           $ 10.69
 Number of Units Outstanding    5,784,543            36,264                61           406,095           394,948           750,901
 Net Assets (000's)              $ 63,753             $ 402               $ -           $ 4,459           $ 4,289           $ 8,032
 Total Return                     (12.05%)          (12.53%)          (12.53%)          (12.72%)          (12.84%)          (13.16%)

          2001
-------------------------
-------------------------
 Ending Unit Value                $ 12.53           $ 12.69            $ 9.34           $ 12.58           $ 12.46           $ 12.31
 Number of Units Outstanding    4,199,046            11,199                61           320,829           339,921           642,056
 Net Assets (000's)              $ 52,607             $ 142               $ 1           $ 4,035           $ 4,237           $ 7,903
 Total Return                      (4.57%)           (5.09%)           (5.27%)           (5.34%)           (5.53%)           (5.81%)

          2000
-------------------------
-------------------------
 Ending Unit Value                $ 13.13           $ 13.37            $ 9.86          1$.13.29           $ 13.19           $ 13.07
 Number of Units Outstanding    2,956,697             9,336             1,668           233,518           252,331           559,269
 Net Assets (000's)               $38,833           $   125        38,833$ 16           $ 3,103           $ 3,328           $ 7,310
 Total Return                      (4.37%)           (4.91%)           (1.40%)           (5.07%)           (5.31%)           (5.50%)

                                                       MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO
                            --------------------------------------------------------------------------------------------------------
                            --------------------------------------------------------------------------------------------------------

Expenses as a % of net assets    0.00              0.55              0.65              0.75              0.95              1.25

          2002
-------------------------
-------------------------
 Ending Unit Value                $ 11.14           $ 11.08            $ 9.45           $ 10.98           $ 10.81           $ 10.69
 Number of Units Outstanding    1,399,483            17,425                 -           309,067           114,087           281,887
 Net Assets (000's)              $ 15,597             $ 193               $ -           $ 3,394           $ 1,233           $ 3,014
 Total Return                      (5.35%)           (5.86%)           (5.88%)           (5.99%)           (6.24%)           (6.47%)

          2001
-------------------------
-------------------------
 Ending Unit Value                $ 11.77           $ 11.77           $ 10.04           $ 11.68           $ 11.53           $ 11.43
 Number of Units Outstanding      907,841             6,188                 -           336,687            69,873           285,065
 Net Assets (000's)              $ 10,685              $ 73               $ -           $ 3,934             $ 805           $ 3,259
 Total Return                      (0.25%)           (0.93%)           (0.99%)           (1.02%)           (1.20%)           (1.55%)

          2000
-------------------------
-------------------------
 Ending Unit Value               $  11.80           $ 11.88           $ 10.14           $ 11.80           $ 11.67           $ 11.61
 Number of Units Outstanding      669,293             5,105                 -           345,938            49,100           294,535
 Net Assets (000's)              $  7,900           $    61           $     -           $ 4,082           $   573           $ 3,420
 Total Return                      (0.59%)           (1.08%)            1.40%            (1.34%)           (1.52%)           (1.78%)

                                                                                                                        (Continued)



                                                                   MAXIM MONEY MARKET PORTFOLIO
                            --------------------------------------------------------------------------------------------------------
                            --------------------------------------------------------------------------------------------------------

Expenses as a % of net assets    0.00              0.55              0.65              0.75              0.95              1.25

          2002
-------------------------
-------------------------
 Ending Unit Value                $ 12.02           $ 12.53           $ 10.75           $ 12.15           $ 12.77           $ 21.15
 Number of Units Outstanding       28,216           536,548               417         1,219,314           549,783         2,925,023
 Net Assets (000's)                 $ 339           $ 6,721               $ 4          $ 15,208           $ 7,020          $ 61,863
 Total Return                       1.35%             0.89%             0.94%             0.66%             0.39%             0.14%

          2001
-------------------------
-------------------------
 Ending Unit Value                $ 11.86           $ 12.42           $ 10.65           $ 12.07           $ 12.72           $ 21.12
 Number of Units Outstanding       25,020           634,618                85         1,450,131           560,138         3,123,077
 Net Assets (000's)                 $ 297           $ 7,884               $ 1          $ 18,248           $ 7,122          $ 65,223
 Total Return                       3.76%             3.16%             2.90%             2.99%             2.83%             2.47%

          2000
-------------------------
-------------------------
 Ending Unit Value                $ 11.43           $ 12.04           $ 10.35          $   1.72           $ 12.37           $ 20.61
 Number of Units Outstanding       28,693           620,763                85         1,532,579           554,768         2,985,215
 Net Assets (000's)               $   328           $ 7,474           $     1          $ 18,683           $ 6,862           $61,527
 Total Return                       6.03%             5.52%             3.50%             5.30%             5.10%             4.73%

                                                                 MAXIM STOCK INDEX PORTFOLIO
                            --------------------------------------------------------------------------------------------------------
                            --------------------------------------------------------------------------------------------------------

Expenses as a % of net assets    0.00              0.55              0.65              0.75              0.95              1.25

          2002
-------------------------
-------------------------
 Ending Unit Value                 $ 8.43           $ 12.33            $ 6.26           $ 10.16           $ 14.96           $ 52.09
 Number of Units Outstanding      480,385           785,241             4,001         3,503,273         3,308,532         4,641,310
 Net Assets (000's)               $ 4,051           $ 9,680              $ 25          $ 35,605          $ 49,509         $ 241,771
 Total Return                     (21.94%)          (22.36%)          (22.43%)          (22.56%)          (22.65%)          (22.78%)

          2001
-------------------------
-------------------------
 Ending Unit Value                $ 10.80           $ 15.88            $ 8.07           $ 13.12           $ 19.34           $ 67.46
 Number of Units Outstanding      525,365           848,996             4,393         3,767,774         3,559,785         5,331,785
 Net Assets (000's)               $ 5,676          $ 13,482              $ 35          $ 49,429          $ 68,863         $ 359,709
 Total Return                     (11.69%)          (12.17%)          (12.19%)          (12.30%)          (12.53%)          (12.76%)

          2000
-------------------------
-------------------------
 Ending Unit Value                $ 12.23           $ 18.08            $ 9.19           $ 14.96           $ 22.11          $  77.33
 Number of Units Outstanding      554,804           656,870             8,977         3,979,927         3,707,280         5,905,991
 Net Assets (000's)               $ 6,785           $11,876            $   82           $59,540           $81,968          $457,137
 Total Return                      (7.91%)          (8.41%)            (8.10%)          (8.61%)           (8.79%)           (9.09%)

                                                                                                                        (Continued)


                                                            MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
                            --------------------------------------------------------------------------------------------------------
                            --------------------------------------------------------------------------------------------------------

Expenses as a % of net assets    0.00              0.55              0.65              0.75              0.95              1.25

          2002
-------------------------
-------------------------
 Ending Unit Value                $ 10.49           $ 14.01            $ 9.53           $ 12.06           $ 16.87           $ 20.55
 Number of Units Outstanding       71,756           144,671             1,534           616,083           521,917         2,520,189
 Net Assets (000's)                 $ 753           $ 2,026              $ 15           $ 7,428           $ 8,805          $ 51,828
 Total Return                     (13.02%)          (13.52%)          (13.60%)          (13.67%)          (13.88%)          (14.16%)

          2001
-------------------------
-------------------------
 Ending Unit Value                $ 12.06           $ 16.20           $ 11.03           $ 13.97           $ 19.59           $ 23.94
 Number of Units Outstanding       74,636           129,359             1,550           573,008           586,577         2,640,136
 Net Assets (000's)                 $ 900           $ 2,095              $ 17           $ 8,006          $ 11,491          $ 63,192
 Total Return                       1.60%             1.12%             1.01%             0.87%             0.67%             0.38%

          2000
-------------------------
-------------------------
 Ending Unit Value                $ 11.87           $ 16.02           $ 10.92           $ 13.85           $ 19.46          $  23.85
 Number of Units Outstanding       75,115           103,225             1,644           519,590           549,729         2,610,610
 Net Assets (000's)               $   892           $ 1,654           $    18           $ 7,196           $10,698          $ 62,292
 Total Return                      12.94%            12.26%             9.20%            12.06%            11.84%            11.50%

                                                          MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
                            --------------------------------------------------------------------------------------------------------
                            --------------------------------------------------------------------------------------------------------

Expenses as a % of net assets    0.00              0.55              0.65              0.75              0.95              1.25

          2002
-------------------------
-------------------------
 Ending Unit Value                $ 12.67           $ 12.68            $ 7.80           $ 12.54           $ 12.41           $ 12.21
 Number of Units Outstanding    1,468,272            26,316               615           101,535           164,759           616,727
 Net Assets (000's)              $ 18,601             $ 334               $ 5           $ 1,274           $ 2,045           $ 7,532
 Total Return                     (21.98%)          (22.40%)          (22.54%)          (22.59%)          (22.73%)          (22.97%)

          2001
-------------------------
-------------------------
 Ending Unit Value                $ 16.24           $ 16.34           $ 10.07           $ 16.20           $ 16.06           $ 15.85
 Number of Units Outstanding    1,105,320            28,999               615            91,020           186,267           624,926
 Net Assets (000's)              $ 17,949             $ 474               $ 6           $ 1,474           $ 2,991           $ 9,907
 Total Return                      (1.10%)           (1.68%)           (1.76%)           (1.88%)           (2.07%)           (2.40%)

          2000
-------------------------
-------------------------
 Ending Unit Value               $ 16.42            $ 16.62           $ 10.25           $ 16.51           $ 16.40           $616.24
 Number of Units Outstanding     790,765             23,285               615            86,438           147,865           583,196
 Net Assets (000's)              $12,984            $   387           $     6           $ 1,427           $ 2,425          1$49,472
 Total Return                      7.32%              6.81%             2.50%             6.58%             6.36%             6.01%

                                                                                                                        (Continued)


                                                       MAXIM TEMPLETON INTERNATIONAL EQUITY PORTFOLIO
                            --------------------------------------------------------------------------------------------------------
                            --------------------------------------------------------------------------------------------------------

Expenses as a % of net assets    0.00              0.55             0.65              0.75              0.95              1.25

          2002
-------------------------
-------------------------
 Ending Unit Value                 $ 8.47            $ 9.09            $ 7.34           $ 8.35           $ 10.88           $ 11.61
 Number of Units Outstanding       43,311            70,258             1,571          191,097           478,007         1,610,792
 Net Assets (000's)                 $ 367             $ 638              $ 12          $ 1,596           $ 5,201          $ 18,704
 Total Return                     (18.01%)          (18.40%)          (18.53%)         (18.70%)          (18.81%)          (19.04%)

          2001
-------------------------
-------------------------
 Ending Unit Value                $ 10.33           $ 11.14            $ 9.01          $ 10.27           $ 13.40           $ 14.34
 Number of Units Outstanding       41,110            78,124             1,525          194,421           509,371         1,782,075
 Net Assets (000's)                 $ 425             $ 871              $ 14          $ 1,996           $ 6,826          $ 25,560
 Total Return                     (10.41%)          (10.95%)          (11.06%)         (11.08%)          (11.32%)          (11.59%)

          2000
-------------------------
-------------------------
 Ending Unit Value                $ 11.53           $ 12.51            $10.13          $ 11.55           $ 15.11           $ 16.22
 Number of Units Outstanding       37,034            61,200             1,958          174,162           539,442         1,916,974
 Net Assets (000's)               $   427           $   766            $   20          $ 2,012           $ 8,151           $31,096
 Total Return                       1.59%             1.05%             1.30%            0.87%             0.67%             0.37%

                                                           MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO
                            --------------------------------------------------------------------------------------------------------
                            --------------------------------------------------------------------------------------------------------

Expenses as a % of net assets    0.00              0.55             0.65              0.75              0.95              1.25

          2002
-------------------------
-------------------------
 Ending Unit Value                 $ 13.60           $ 14.45           $ 12.75          $ 14.10           $ 14.98           $ 17.75
 Number of Units Outstanding        62,801            50,914               357          357,996           487,376         2,293,017
 Net Assets (000's)                  $ 854             $ 736               $ 5          $ 5,048           $ 7,299          $ 40,707
 Total Return                        9.77%             9.22%             9.07%            8.96%             8.79%             8.43%

          2001
-------------------------
-------------------------
 Ending Unit Value                 $ 12.39           $ 13.23           $ 11.69          $ 12.94           $ 13.77           $ 16.37
 Number of Units Outstanding        58,415            51,447               357          327,141           429,435         2,055,297
 Net Assets (000's)                  $ 724             $ 681               $ 4          $ 4,232           $ 5,913           $33,644
 Total Return                        7.09%             6.52%             6.37%            6.33%             6.09%             5.75%

          2000
-------------------------
-------------------------
 Ending Unit Value                 $ 11.57           $ 12.42           $ 10.99          $ 12.17            $12.98           $ 15.48
 Number of Units Outstanding        51,243            20,390               357          303,868           369,130         2,041,895
 Net Assets (000's)                $   593           $   253           $     4          $ 3,698            $4,791           $31,612
 Total Return                       10.61%             9.91%             9.90%            9.74%             9.54%             9.17%

                                                                                                                        (Continued)



                                                                    MAXIM VALUE INDEX PORTFOLIO
                             -------------------------------------------------------------------------------------------------------
                             -------------------------------------------------------------------------------------------------------

Expenses as a % of net assets     0.00              0.55               0.65              0.75              0.95               1.25

          2002
--------------------------
--------------------------
 Ending Unit Value              $ 8.28             $ 9.75            $ 7.02             $ 9.65            $ 9.55             $ 9.40
 Number of Units Outstanding     9,971             19,398               114             99,991            77,253            402,937
 Net Assets (000's)               $ 83              $ 189               $ 1              $ 965             $ 738            $ 3,786
 Total Return                 (21.44%)           (21.94%)          (21.91%)           (22.05%)          (22.17%)           (22.44%)

          2001
--------------------------
--------------------------
 Ending Unit Value             $ 10.54            $ 12.49            $ 8.99            $ 12.38           $ 12.27            $ 12.12
 Number of Units Outstanding     8,193             16,151               114             99,502            78,564            463,474
 Net Assets (000's)               $ 86              $ 202               $ 1            $ 1,232             $ 964            $ 5,616
 Total Return                 (12.39%)           (12.84%)          (12.97%)           (13.00%)          (13.22%)           (13.43%)

          2000
--------------------------
--------------------------
 Ending Unit Value             $ 12.03           $ 14.33            $ 10.33            $ 14.23           $ 14.14            $ 14.00
 Number of Units Outstanding    10,439            13,277                114             97,723            70,893            424,616
 Net Assets (000's)              $ 126             $ 190                $ 1            $ 1,391           $ 1,002            $ 5,945
 Total Return                    5.34%             4.83%              3.30%              4.56%             4.35%              4.01%

                                                                  MFS STRATEGIC GROWTH PORTFOLIO
                             -------------------------------------------------------------------------------------------------------
                             -------------------------------------------------------------------------------------------------------

Expenses as a % of net assets     0.00              0.55               0.65              0.75              0.95               1.25

          2002
--------------------------
--------------------------
 Ending Unit Value              $ 8.00             $ 7.97            $ 7.96             $ 7.96            $ 7.95             $ 7.93
 Number of Units Outstanding       104              2,902                 -              1,105             3,407             16,125
 Net Assets (000's)                $ 1               $ 23               $ -                $ 9              $ 27              $ 128
 Total Return                  (20.00%)           (20.30%)          (20.40%)           (20.40%)          (20.50%)           (20.70%)

                                                         OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO
                             -------------------------------------------------------------------------------------------------------
                             -------------------------------------------------------------------------------------------------------

Expenses as a % of net assets     0.00              0.55               0.65              0.75              0.95               1.25

          2002
--------------------------
--------------------------
 Ending Unit Value              $ 7.91             $ 7.89            $ 7.88             $ 7.88            $ 7.87             $ 7.85
 Number of Units Outstanding         1                776                 -              2,436             2,764             45,222
 Net Assets (000's)                $ -                $ 6               $ -               $ 19              $ 22              $ 355
 Total Return                  (20.90%)           (21.10%)          (21.20%)           (21.20%)          (21.30%)           (21.50%)

                                                                                                                         (Continued)



                                                                 PIMCO TOTAL RETURN PORTFOLIO
                             -------------------------------------------------------------------------------------------------------
                             -------------------------------------------------------------------------------------------------------

Expenses as a % of net assets     0.00              0.55               0.65              0.75              0.95               1.25

          2002
--------------------------
--------------------------
 Ending Unit Value             $ 10.73            $ 10.69           $ 10.69            $ 10.68           $ 10.67            $ 10.66
 Number of Units Outstanding       224             12,051                 -             13,490            48,750            298,172
 Net Assets (000's)                $ 2              $ 129               $ -              $ 144             $ 520            $ 3,178
 Total Return                    7.30%              6.90%             6.90%              6.80%             6.70%              6.60%

                                                              PIONEER EQUITY-INCOME VCT PORTFOLIO
                             -------------------------------------------------------------------------------------------------------
                             -------------------------------------------------------------------------------------------------------

Expenses as a % of net assets     0.00              0.55               0.65              0.75              0.95               1.25

          2002
--------------------------
--------------------------
 Ending Unit Value              $ 8.72             $ 8.55            $ 8.62             $ 8.47            $ 8.44             $ 8.36
 Number of Units Outstanding       134                311                 -              9,593            21,354             39,372
 Net Assets (000's)                $ 1                $ 3               $ -               $ 81             $ 180              $ 329
 Total Return                  (16.23%)           (16.59%)          (16.63%)           (16.63%)          (16.85%)           (17.06%)

          2001
--------------------------
--------------------------
 Ending Unit Value             $ 10.41            $ 10.25           $ 10.34            $ 10.16           $ 10.15            $ 10.08
 Number of Units Outstanding         3              7,012                 -              6,589            17,312             44,049
 Net Assets (000's)                $ -               $ 72               $ -               $ 67             $ 176              $ 444
 Total Return                   (7.14%)            (7.66%)           (7.76%)            (7.89%)           (8.06%)            (8.36%)

          2000
--------------------------
--------------------------
 Ending Unit Value             $ 11.21            $ 11.10           $  11.21           $ 11.03           $ 11.04            $ 11.00
 Number of Units Outstanding         -              5,139                  -             1,869             8,530             53,891
 Net Assets (000's)                $ -               $ 57                $ -              $ 21              $ 94              $ 593
 Total Return                   14.86%             13.96%              12.10%            13.24%            13.46%            13.17%

                                                                                                                        (Continued)


                                                                 RS EMERGING GROWTH PORTFOLIO
                           --------------------------------------------------------------------------------------------------------
                           --------------------------------------------------------------------------------------------------------

Expenses as a % of net assets   0.00              0.55             0.65             0.75              0.95             1.25

          2002
-------------------------
-------------------------
 Ending Unit Value                 $ 3.30            $ 3.25           $ 3.24           $ 3.24            $ 3.22           $ 3.19
 Number of Units Outstanding        5,320            38,037                -           20,154           114,711          537,797
 Net Assets (000's)                  $ 18             $ 124              $ -             $ 65             $ 369          $ 1,717
 Total Return                     (40.11%)          (40.59%)         (40.66%)         (40.55%)          (40.70%)         (41.04%)

          2001
-------------------------
-------------------------
 Ending Unit Value                 $ 5.51            $ 5.47           $ 5.46           $ 5.45            $ 5.43           $ 5.41
 Number of Units Outstanding        1,737            23,734                -           24,378            98,736          467,056
 Net Assets (000's)                  $ 10             $ 130              $ -            $ 133             $ 536          $ 2,525
 Total Return                     (27.31%)          (27.65%)         (27.68%)         (27.81%)          (27.98%)         (28.15%)

          2000
-------------------------
-------------------------
 Ending Unit Value                 $ 7.58            $ 7.56           $ 7.55           $ 7.55           $ 7.54           $  7.53
 Number of Units Outstanding        2,706             2,706                -            9,391           58,620           290,275
 Net Assets (000's)                  $ 21              $ 20              $ -             $ 71           $  442           $ 2,186
 Total Return                     (24.20%)          (24.40%)         (24.50%)         (24.50%)          (24.60%)         (24.70%)

                                       LIBERTY ASSET ALLOCATION FUND
                           -----------------------------------------------------
                           -----------------------------------------------------

Expenses as a % of net assets   0.75

          2002
-------------------------
-------------------------
 Ending Unit Value                 $ 9.28
 Number of Units Outstanding       10,794
 Net Assets (000's)                 $ 100
 Total Return                     (12.37%)

          2001
-------------------------
-------------------------
 Ending Unit Value                $ 10.59
 Number of Units Outstanding       12,009
 Net Assets (000's)                 $ 127
 Total Return                      (9.87%)

          2000
-------------------------
-------------------------
 Ending Unit Value                $ 11.75
 Number of Units Outstanding        8,425
 Net Assets (000's)               $    99
 Total Return                      (1.92%)
                                                                                                                      (Concluded)


     FutureFunds Series Account of Great-West Life &
       Annuity Insurance Company
       Financial Statements for the Years Ended
       December 31, 2004 and 2003
       and Report of Independent Registered Public
       Accounting Firm

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2004
--------------------------------------------------------------------------------
1. ORGANIZATION

      The FutureFunds Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company (the Company), was established under Kansas law. In 1990, the Series Account was conformed to comply with Colorado law in connection with the Company's redomestication to the State of Colorado. The Series Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Series Account is a funding vehicle for both group and individual variable annuity contracts. The Series Account consists of numerous investment divisions with each investment division being treated as an individual separate account and investing all of its investible assets in the named underlying mutual fund.

      Under applicable insurance law, the assets and liabilities of the Series Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Series Account's assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

2. SIGNIFICANT ACCOUNTING POLICIES

      Use of Estimates

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Series Account.

      Security Transactions

      Investments made in the underlying mutual funds are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value. Transactions are recorded on a trade date basis. Income from dividends, and gains from realized gain distributions, are recorded on the ex-distribution date.

      Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

      Contracts in the Payout Phase

      Net assets allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company and recorded as surrenders reflected in the Statement of Changes in Net Assets.

      Federal Income Taxes

      The operations of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

      Net Transfers

      Net transfers include transfers between investment divisions of the Series Account as well as transfers between other investment options of the Company.

      Investment Income Ratio

      The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the investment division from the underlying mutual fund divided by average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values and has been annualized for any investment division not having a full year of operations. The recognition of investment income by the investment division is affected by the timing of the declaration of dividends by the underlying fund in which the investment division invests.

3.    PURCHASES AND SALES OF INVESTMENTS

      The cost of purchases and proceeds from sales of investments for the year ended December 31, 2004 were as follows:


                                                               Purchases            Sales
                                                            ---------------    ---------------

      AIM Blue Chip Portfolio                            $          19,564  $         572,587
      AIM Small Cap Growth Portfolio                             1,216,881            743,991
      Alger American Balanced Portfolio                             91,374          1,948,986
      Alger American MidCap Growth Portfolio                     3,709,333          3,269,373
      American Century Equity Income Portfolio                   3,357,173          1,406,845
      American Century Income & Growth Portfolio                 1,009,005            617,025
      Artisan International Portfolio                            3,501,803          1,921,247
      Federated Capital Appreciation Portfolio                   1,884,422            613,236
      Fidelity VIP Contrafund II Portfolio                       4,479,352          2,548,853
      Fidelity VIP Growth Portfolio                             11,033,826         17,962,746
      Franklin Small Cap Growth Fund I                             169,609            316,645
      INVESCO Dynamics Portfolio                                     2,062          1,077,152
      Janus Aspen Series Worldwide Growth Portfolio                591,315          1,899,389
      Janus Fund                                                   121,584            118,484
      Janus Twenty Fund                                          1,375,951          1,847,039
      Janus Worldwide Fund                                       1,316,700          2,233,404
      Jensen Portfolio                                             930,435             27,537
      Liberty Asset Allocation Fund                                 40,113             17,221
      LM Institutional Advisors Value Portfolio                  5,315,652          2,561,818
      Maxim Aggressive Profile I Portfolio                      15,673,539          2,720,011
      Maxim Ariel MidCap Value Portfolio                         7,689,911          9,270,655
      Maxim Ariel Small-Cap Value Portfolio                     18,755,047          4,486,970
      Maxim Bond Index Portfolio                                 4,432,055          3,304,296
      Maxim Conservative Profile I Portfolio                     7,704,658          3,698,292
      Maxim Growth Index Portfolio                               2,899,850          3,285,935
      Maxim Index 600 Portfolio                                  3,621,528          3,039,755
      Maxim INVESCO ADR Portfolio                                2,410,420          2,122,741
      Maxim Loomis Sayles Bond Portfolio                        12,523,145          8,342,929
      Maxim Loomis Sayles Small-Cap Value Portfolio              3,686,879          1,628,115
      Maxim MFS Small-Cap Growth Portfolio                       3,799,358          9,004,029
      Maxim Moderate Profile I Portfolio                        62,513,533          2,168,306
      Maxim Moderately Aggressive Profile I Portfolio           38,325,529          1,959,696
      Maxim Moderately Conservative Profile I Portfolio         10,140,389          1,922,798
      Maxim Money Market Portfolio                              15,720,316         58,679,878
      Maxim Stock Index Portfolio                               56,435,023         58,093,114
      Maxim T. Rowe Price Equity/Income Portfolio               12,678,376          9,648,660
      Maxim T. Rowe Price MidCap Growth Portfolio               22,368,054          6,173,890
      Maxim Templeton International Equity Portfolio            14,632,683         15,668,604
      Maxim U.S. Government Securities Portfolio                 6,078,248         10,763,461
      Maxim Value Index Portfolio                                1,711,964          2,336,110
      MFS Strategic Growth Portfolio                               334,944            272,940
      Oppenheimer Capital Appreciation Portfolio                 1,848,530            561,984
      Oppenheimer Global A Portfolio                             2,386,659            158,591
      PIMCO Total Return Portfolio                               4,152,677          2,012,135
      Pioneer Equity-Income VCT Portfolio                          542,054            298,884
      RS Diversified Growth Portfolio                            1,482,731            798,403
      RS Emerging Growth Portfolio                               2,380,806          3,124,949
                                                            ---------------    ---------------

      Total                                                 $ 377,095,060      $  267,249,709
                                                            ===============    ===============

4. EXPENSES AND RELATED PARTY TRANSACTIONS

      Contract Maintenance Charge

      The Company deducts from each participant's account, a $30 annual maintenance charge on the first day of each calendar year. If the account is established after the beginning of the year, the charge is deducted on the first day of the next calendar quarter and is prorated for the portion of the year remaining.

      Charges Incurred for Total or Partial Surrenders

      The Company deducts charges for total or partial surrenders of a contract in excess of the "free amount" before the retirement date by a deduction from a participant's account. The "free amount" is an amount equal to 10% of the participant account value at December 31 of the calendar year prior to the partial or total surrender.

      Deductions for Premium Taxes

      The Company may deduct from each participant's account an amount to pay any premium tax levied by any governmental entity as a result of the existence of the policy owners' accounts or of the Account.

      Deductions for Assumption of Mortality and Expense Risks

      The Company deducts an amount, computed daily, from the net asset value of the Series Account investments equal to an annual rate from 0.00% to 1.25% depending on the size of the contract. This charge compensates the Company for its assumption of certain mortality, death benefit and expense risks. The level of this charge is guaranteed and will not change.

      Related Party Transactions

      GW Capital Management, LLC, (doing business as Maxim Capital Management, LLC ("MCM")) a wholly owned subsidiary of the Company, serves as investment adviser to Maxim Series Fund, Inc. Fees are assessed against the average daily net assets of the affiliated funds to compensate MCM for investment advisory services.

5. ACCUMULATION UNIT VALUES

      A summary of accumulation units outstanding for variable annuity contracts, the range of the lowest to highest expense ratio, excluding expenses of the underlying funds, the related total return and the related accumulation unit fair values for the years ended December 31, 2004 and 2003 is included on the following page. For the years ended December 31, 2002, 2001, and 2000, ending unit values, the number of units outstanding, net assets and total return are shown separately for each expense band of each investment division.

      The Expense Ratios represent the annualized contract expenses of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

      The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period shown and, accordingly, is not annualized. As the total return for the years ended December 31, 2004 and 2003 is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.